Quarterly Holdings Report
for
Fidelity® Total Bond Fund
May 31, 2022
TBD-NPRT3-0722
1.800361.118
Corporate Bonds - 38.0%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		7,513,000	6,836,442
3.375% 8/15/26		10,200,000	7,689,116
			14,525,558
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		894,620	4,616,239
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		1,544,200	7,180,530
			11,796,769
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Digitalbridge Group, Inc. 5% 4/15/23		10,000	9,977

TOTAL CONVERTIBLE BONDS			26,332,304
Nonconvertible Bonds - 37.9%
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.1%
Altice France SA:
5.125% 1/15/29(d)		13,750,000	11,730,263
5.125% 7/15/29(d)		8,970,000	7,829,689
5.5% 1/15/28(d)		4,910,000	4,369,900
5.5% 10/15/29(d)		8,700,000	7,547,250
AT&T, Inc.:
2.55% 12/1/33		6,621,000	5,596,351
3.8% 12/1/57		15,250,000	12,576,637
4.3% 2/15/30		10,373,000	10,458,629
5.15% 11/15/46		12,000,000	12,359,219
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		276,000	258,060
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		27,297,000	25,659,180
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		1,135,000	1,001,219
5.625% 9/15/28(d)		895,000	713,763
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		560,000	488,152
Consolidated Communications, Inc. 5% 10/1/28 (d)		1,385,000	1,163,400
Frontier Communications Holdings LLC:
5% 5/1/28(d)		8,390,000	7,804,756
5.875% 10/15/27(d)		2,511,000	2,460,780
5.875% 11/1/29		3,395,000	2,864,599
6% 1/15/30(d)		2,920,000	2,479,401
6.75% 5/1/29(d)		4,075,000	3,591,542
8.75% 5/15/30(d)		2,730,000	2,878,103
IHS Holding Ltd. 5.625% 11/29/26 (d)		1,535,000	1,400,688
Iliad SA:
0.75% 2/11/24 (Reg. S)	EUR	13,900,000	14,353,505
1.5% 10/14/24 (Reg. S)	EUR	1,800,000	1,864,756
1.875% 2/11/28 (Reg. S)	EUR	1,800,000	1,643,931
Level 3 Financing, Inc.:
3.625% 1/15/29(d)		840,000	709,800
4.25% 7/1/28(d)		8,820,000	7,739,550
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		1,630,000	1,515,900
Lumen Technologies, Inc.:
4.5% 1/15/29(d)		14,110,000	11,593,870
5.125% 12/15/26(d)		8,365,000	7,737,625
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28(d)		130,000	104,650
10.75% 6/1/28(d)		2,800,000	2,588,054
Qtel International Finance Ltd.:
2.625% 4/8/31(d)		1,235,000	1,089,888
3.25% 2/21/23(d)		1,185,000	1,186,481
5% 10/19/25(d)		660,000	683,529
Sable International Finance Ltd. 5.75% 9/7/27 (d)		2,050,000	1,932,064
Sprint Capital Corp.:
6.875% 11/15/28		4,865,000	5,503,677
8.75% 3/15/32		4,150,000	5,390,871
Telecom Italia Capital SA:
6% 9/30/34		2,030,000	1,794,256
7.2% 7/18/36		2,599,000	2,349,080
7.721% 6/4/38		605,000	546,823
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		1,260,000	1,216,215
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		7,800,000	7,293,000
Verizon Communications, Inc.:
2.1% 3/22/28		22,884,000	20,814,303
2.55% 3/21/31		21,181,000	18,749,607
2.987% 10/30/56		39,193,000	29,069,621
3% 3/22/27		5,131,000	4,974,468
4.862% 8/21/46		26,720,000	27,895,922
5.012% 4/15/49		569,000	607,632
Windstream Escrow LLC 7.75% 8/15/28 (d)		12,530,000	11,540,005
Zayo Group Holdings, Inc.:
4% 3/1/27(d)		2,850,000	2,493,750
6.125% 3/1/28(d)		2,415,000	1,932,000
			322,146,414
Entertainment - 0.2%
Roblox Corp. 3.875% 5/1/30 (d)		5,810,000	5,155,794
The Walt Disney Co.:
3.8% 3/22/30		39,850,000	39,523,026
4.7% 3/23/50		29,296,000	30,343,593
			75,022,413
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		1,135,000	1,042,690
2.375% 10/9/30		635,000	537,089
Tencent Holdings Ltd.:
1.81% 1/26/26(d)		645,000	594,932
2.39% 6/3/30(d)		800,000	682,488
2.88% 4/22/31(d)		530,000	462,637
3.975% 4/11/29(d)		480,000	461,654
			3,781,490
Media - 2.0%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		12,095,000	10,773,017
Altice Financing SA:
5% 1/15/28(d)		12,360,000	11,198,098
5.75% 8/15/29(d)		21,675,000	19,399,125
Altice France Holding SA 6% 2/15/28 (d)		12,670,000	10,563,613
Cable Onda SA 4.5% 1/30/30 (d)		1,795,000	1,649,493
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		7,995,000	7,053,189
4.5% 8/15/30(d)		3,170,000	2,862,827
4.5% 5/1/32		6,775,000	5,960,645
4.5% 6/1/33(d)		4,740,000	4,079,173
4.75% 3/1/30(d)		3,000,000	2,767,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33		24,687,000	23,200,530
4.464% 7/23/22		6,506,000	6,507,686
4.908% 7/23/25		13,008,000	13,282,199
5.25% 4/1/53		36,711,000	33,432,197
5.375% 5/1/47		32,692,000	30,002,476
5.5% 4/1/63		36,711,000	32,756,407
6.484% 10/23/45		9,078,000	9,372,690
Comcast Corp.:
3.9% 3/1/38		3,341,000	3,190,574
4.65% 7/15/42		7,870,000	7,945,556
6.45% 3/15/37		1,399,000	1,716,900
CSC Holdings LLC:
4.125% 12/1/30(d)		3,005,000	2,579,793
4.625% 12/1/30(d)		9,945,000	7,807,820
5.375% 2/1/28(d)		6,480,000	6,156,000
5.75% 1/15/30(d)		4,775,000	3,990,754
7.5% 4/1/28(d)		6,041,000	5,618,734
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		15,945,000	5,261,850
Discovery Communications LLC:
3.625% 5/15/30		13,528,000	12,500,312
4.65% 5/15/50		36,524,000	30,743,775
Dolya Holdco 18 DAC 5% 7/15/28 (d)		2,335,000	2,138,545
Fox Corp.:
4.03% 1/25/24		4,055,000	4,114,045
4.709% 1/25/29		5,868,000	5,938,629
5.476% 1/25/39		5,787,000	5,915,766
5.576% 1/25/49		3,840,000	3,985,168
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	4,800,000	4,964,490
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)		1,905,000	1,733,074
Magallanes, Inc.:
3.428% 3/15/24(d)		14,745,000	14,654,916
3.638% 3/15/25(d)		8,076,000	7,973,778
3.755% 3/15/27(d)		15,793,000	15,328,690
4.054% 3/15/29(d)		5,474,000	5,244,276
4.279% 3/15/32(d)		13,120,000	12,262,552
5.05% 3/15/42(d)		11,773,000	10,641,279
5.141% 3/15/52(d)		16,938,000	15,155,140
News Corp. 5.125% 2/15/32 (d)		2,385,000	2,271,713
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		7,020,000	6,507,470
6.5% 9/15/28(d)		12,327,000	10,244,846
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)		2,530,000	2,060,117
Sirius XM Radio, Inc.:
4% 7/15/28(d)		3,775,000	3,500,746
4.125% 7/1/30(d)		1,175,000	1,058,969
5.5% 7/1/29(d)		1,410,000	1,400,546
TEGNA, Inc.:
4.625% 3/15/28		2,830,000	2,771,985
5% 9/15/29		1,100,000	1,086,250
Time Warner Cable LLC:
4.5% 9/15/42		18,291,000	15,254,231
5.5% 9/1/41		8,265,000	7,699,298
5.875% 11/15/40		10,540,000	10,486,196
6.55% 5/1/37		29,622,000	31,302,798
7.3% 7/1/38		24,672,000	27,331,888
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		4,321,000	2,447,576
Univision Communications, Inc.:
4.5% 5/1/29(d)		3,215,000	2,945,744
6.625% 6/1/27(d)		3,245,000	3,279,722
9.5% 5/1/25(d)		840,000	874,034
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		4,925,000	4,455,648
VTR Finance BV 6.375% 7/15/28 (d)		830,000	697,930
Ziggo Bond Co. BV 5.125% 2/28/30 (d)		2,505,000	2,231,454
Ziggo BV 4.875% 1/15/30 (d)		2,545,000	2,356,797
			564,689,239
Wireless Telecommunication Services - 0.5%
AXIAN Telecom 7.375% 2/16/27 (d)		1,350,000	1,302,750
Bharti Airtel International BV 5.35% 5/20/24 (d)		1,560,000	1,601,243
CT Trust 5.125% 2/3/32 (d)		1,600,000	1,440,800
Digicel Group Ltd. 6.75% 3/1/23 (d)		731,000	526,320
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		8,635,000	8,052,138
Millicom International Cellular SA 4.5% 4/27/31 (d)		1,525,000	1,310,738
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24(d)		745,000	738,854
6.5% 10/13/26(d)		819,000	835,534
Rogers Communications, Inc.:
3.2% 3/15/27(d)		17,146,000	16,672,044
3.8% 3/15/32(d)		14,963,000	14,192,185
T-Mobile U.S.A., Inc.:
3.75% 4/15/27		23,850,000	23,546,241
3.875% 4/15/30		42,000,000	40,389,310
4.375% 4/15/40		5,147,000	4,834,895
4.5% 4/15/50		10,111,000	9,404,400
VimpelCom Holdings BV 7.25% 4/26/23 (d)		1,155,000	947,100
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(f)	GBP	5,150,000	6,412,355
6.25% 10/3/78 (Reg. S)(f)		1,000,000	1,004,856
VTR Comunicaciones SpA:
4.375% 4/15/29(d)		565,000	432,225
5.125% 1/15/28(d)		1,568,000	1,274,784
			134,918,772
TOTAL COMMUNICATION SERVICES			1,100,558,328

CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Metalsa SA de CV 3.75% 5/4/31 (d)		1,225,000	913,620
Tupy Overseas SA 4.5% 2/16/31 (d)		1,220,000	1,002,535
Valeo SA 1% 8/3/28 (Reg. S)	EUR	3,300,000	2,887,490
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	1,600,000	1,513,056
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	2,600,000	2,347,614
			8,664,315
Automobiles - 0.2%
General Motors Financial Co., Inc.:
4% 1/15/25		11,521,000	11,551,361
4.25% 5/15/23		3,453,000	3,490,677
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (d)(f)(g)		12,815,000	12,206,288
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (d)		19,413,000	19,436,684
			46,685,010
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		6,993,000	6,486,217
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		12,755,000	12,410,615
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		5,393,000	5,457,904
Service Corp. International:
4% 5/15/31		3,715,000	3,433,329
5.125% 6/1/29		4,485,000	4,488,514
Sotheby's 7.375% 10/15/27 (d)		11,468,000	11,200,044
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		8,985,000	8,911,862
			52,388,485
Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30(d)		3,260,000	2,873,380
4.375% 1/15/28(d)		4,880,000	4,585,736
5.75% 4/15/25(d)		110,000	111,788
Accor SA 2.375% 11/29/28 (Reg. S)	EUR	2,600,000	2,466,616
Affinity Gaming LLC 6.875% 12/15/27 (d)		7,520,000	6,685,633
Aramark Services, Inc.:
5% 2/1/28(d)		2,324,000	2,263,576
6.375% 5/1/25(d)		480,000	491,940
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		2,760,000	2,354,832
6.25% 7/1/25(d)		4,730,000	4,791,490
8.125% 7/1/27(d)		24,080,000	24,494,176
Carnival Corp.:
4% 8/1/28(d)		2,595,000	2,352,627
5.75% 3/1/27(d)		10,365,000	9,173,025
6% 5/1/29(d)		7,535,000	6,367,075
6.65% 1/15/28		450,000	401,632
7.625% 3/1/26(d)		11,355,000	10,659,620
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)		6,295,000	5,455,247
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		1,585,000	1,316,838
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		5,841,000	5,870,205
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(d)		5,580,000	4,840,650
3.75% 5/1/29(d)		750,000	686,813
4% 5/1/31(d)		2,700,000	2,475,090
5.75% 5/1/28(d)		420,000	427,875
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (d)		1,425,000	1,255,952
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	6,990,000	8,472,880
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		1,370,000	1,264,743
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)		2,105,000	1,611,420
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29(d)		400,000	355,380
4.75% 1/15/28		1,395,000	1,283,400
6.125% 9/15/25(d)		683,000	693,839
McDonald's Corp.:
3.5% 7/1/27		6,642,000	6,575,028
3.6% 7/1/30		7,896,000	7,635,556
4.2% 4/1/50		3,991,000	3,723,604
Melco Resorts Finance Ltd.:
5.375% 12/4/29(d)		2,707,000	1,964,535
5.75% 7/21/28(d)		3,927,000	3,013,973
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		2,050,000	1,856,916
NCL Corp. Ltd.:
3.625% 12/15/24(d)		5,315,000	4,768,485
5.875% 3/15/26(d)		1,345,000	1,211,845
7.75% 2/15/29(d)		2,845,000	2,556,944
NCL Finance Ltd. 6.125% 3/15/28 (d)		960,000	807,106
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		3,770,000	2,987,725
5.875% 9/1/31(d)		1,790,000	1,401,069
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(d)		5,550,000	4,737,536
5.375% 7/15/27(d)		2,130,000	1,808,844
5.5% 8/31/26(d)		5,685,000	4,988,588
5.5% 4/1/28(d)		7,300,000	6,160,543
9.125% 6/15/23(d)		225,000	229,500
10.875% 6/1/23(d)		1,070,000	1,112,864
Station Casinos LLC 4.5% 2/15/28 (d)		2,371,000	2,145,571
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		618,000	591,735
Times Square Hotel Trust 8.528% 8/1/26 (d)		816,661	820,346
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		950,000	817,000
Voc Escrow Ltd. 5% 2/15/28 (d)		2,170,000	1,925,875
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	1,850,000	2,164,379
3.375% 10/16/25 (Reg. S)	GBP	6,600,000	8,223,630
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		2,700,000	2,547,774
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		4,848,000	4,460,548
Wynn Macau Ltd. 5.5% 10/1/27 (d)		4,970,000	3,826,900
Yum! Brands, Inc. 4.625% 1/31/32		5,170,000	4,854,475
			206,002,372
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		505,000	489,751
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)		1,345,000	1,157,305
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	3,350,000	3,351,141
TopBuild Corp. 4.125% 2/15/32 (d)		5,005,000	4,415,786
			9,413,983
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31		1,100,000	914,100
B2W Digital Lux SARL 4.375% 12/20/30 (d)		2,335,000	1,872,816
JD.com, Inc. 3.375% 1/14/30		2,255,000	2,069,414
Meituan:
2.125% 10/28/25(d)		1,375,000	1,234,833
3.05% 10/28/30(d)		1,235,000	934,972
Prosus NV:
3.257% 1/19/27(d)		850,000	760,750
3.68% 1/21/30(d)		1,145,000	963,231
4.027% 8/3/50(d)		1,605,000	1,107,450
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		4,607,000	4,180,853
			14,038,419
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24		16,110,000	16,031,843

Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	7,718,000	10,170,469
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	5,980,000	7,004,424
4.5% 7/10/27 (Reg. S)	GBP	2,400,000	2,764,155
Nordstrom, Inc.:
4.25% 8/1/31		2,260,000	1,905,203
4.375% 4/1/30		1,505,000	1,316,092
			23,160,343
Specialty Retail - 0.5%
AutoNation, Inc. 4.75% 6/1/30		2,958,000	2,886,626
AutoZone, Inc.:
3.625% 4/15/25		4,471,000	4,474,424
4% 4/15/30		20,750,000	20,171,001
Bath & Body Works, Inc.:
5.25% 2/1/28		595,000	568,225
6.625% 10/1/30(d)		920,000	918,358
6.694% 1/15/27		2,170,000	2,159,150
Carvana Co.:
4.875% 9/1/29(d)		1,850,000	1,221,000
5.5% 4/15/27(d)		3,025,000	2,167,777
5.625% 10/1/25(d)		3,480,000	3,065,532
5.875% 10/1/28(d)		760,000	534,371
10.25% 5/1/30(d)		2,195,000	1,959,038
Foot Locker, Inc. 4% 10/1/29 (d)		4,845,000	3,987,968
LBM Acquisition LLC 6.25% 1/15/29 (d)		3,310,000	2,566,828
Lowe's Companies, Inc.:
3.35% 4/1/27		2,389,000	2,343,609
3.75% 4/1/32		7,354,000	7,012,382
4.25% 4/1/52		29,879,000	27,183,052
4.45% 4/1/62		33,905,000	30,646,739
4.5% 4/15/30		15,047,000	15,255,439
Michaels Companies, Inc.:
5.25% 5/1/28(d)		1,985,000	1,632,663
7.875% 5/1/29(d)		1,530,000	1,096,383
O'Reilly Automotive, Inc. 4.2% 4/1/30		4,640,000	4,543,961
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	3,850,000	3,617,480
			140,012,006
Textiles, Apparel & Luxury Goods - 0.0%
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		800,000	680,488
Levi Strauss & Co. 3.5% 3/1/31 (d)		3,360,000	2,948,400
Wolverine World Wide, Inc. 4% 8/15/29 (d)		4,440,000	3,682,556
			7,311,444
TOTAL CONSUMER DISCRETIONARY			523,708,220

CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		23,011,000	23,291,555
4.9% 2/1/46		28,689,000	28,608,506
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		33,300,000	32,080,773
4.35% 6/1/40		13,754,000	12,986,800
4.5% 6/1/50		35,000,000	33,290,935
4.6% 6/1/60		14,912,000	13,860,400
4.75% 4/15/58		17,929,000	17,081,021
5.45% 1/23/39		18,170,000	19,391,684
5.55% 1/23/49		34,229,000	37,094,890
5.8% 1/23/59 (Reg. S)		36,395,000	40,965,688
Central American Bottling Corp. 5.25% 4/27/29 (d)		1,195,000	1,136,968
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		7,475,000	6,542,344
The Coca-Cola Co.:
3.375% 3/25/27		24,915,000	25,057,683
3.45% 3/25/30		13,895,000	13,769,622
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		13,045,000	10,195,842
			315,354,711
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		14,635,000	12,736,987
4.875% 2/15/30(d)		3,660,000	3,412,639
C&S Group Enterprises LLC 5% 12/15/28 (d)		9,765,000	8,108,659
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		3,100,000	3,154,831
Performance Food Group, Inc. 5.5% 10/15/27 (d)		2,247,000	2,210,014
Sysco Corp.:
5.95% 4/1/30		8,801,000	9,651,249
6.6% 4/1/50		13,280,000	16,207,959
U.S. Foods, Inc.:
4.625% 6/1/30(d)		1,130,000	1,037,340
4.75% 2/15/29(d)		3,290,000	3,088,241
			59,607,919
Food Products - 0.4%
Adecoagro SA 6% 9/21/27 (d)		2,090,000	2,011,364
Camposol SA 6% 2/3/27 (d)		605,000	521,797
Darling Ingredients, Inc. 6% 6/15/30 (d)		1,365,000	1,365,000
JBS Finance Luxembourg SARL:
2.5% 1/15/27(d)		33,645,000	30,099,844
3.625% 1/15/32(d)		6,085,000	5,154,543
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		4,420,000	4,562,289
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32(d)		33,235,000	27,294,244
5.5% 1/15/30(d)		10,315,000	10,005,550
6.5% 4/15/29(d)		10,290,000	10,418,625
JDE Peet's BV 2.25% 9/24/31 (d)		7,550,000	6,042,387
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)		6,450,000	5,974,313
Post Holdings, Inc.:
4.625% 4/15/30(d)		2,555,000	2,291,912
5.5% 12/15/29(d)		3,595,000	3,423,105
TreeHouse Foods, Inc. 4% 9/1/28		1,280,000	1,107,200
			110,272,173
Personal Products - 0.0%
GSK Consumer Healthcare Capital 2.125% 3/29/34 (Reg. S)	EUR	3,750,000	3,730,092
Natura Cosmeticos SA 4.125% 5/3/28 (d)		1,800,000	1,623,713
			5,353,805
Tobacco - 0.6%
Altria Group, Inc.:
3.875% 9/16/46		28,850,000	21,261,132
4.25% 8/9/42		17,795,000	14,290,072
4.5% 5/2/43		11,887,000	9,719,448
4.8% 2/14/29		3,305,000	3,301,793
5.375% 1/31/44		21,453,000	20,288,616
5.95% 2/14/49		14,275,000	13,729,059
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	10,974,000	11,941,405
Imperial Tobacco Finance PLC:
3.5% 7/26/26(d)		12,260,000	11,718,427
4.25% 7/21/25(d)		11,765,000	11,677,647
Reynolds American, Inc.:
4.45% 6/12/25		9,399,000	9,519,456
5.7% 8/15/35		2,699,000	2,676,452
5.85% 8/15/45		22,737,000	20,817,072
6.15% 9/15/43		2,874,000	2,755,721
7.25% 6/15/37		3,221,000	3,493,938
			157,190,238
TOTAL CONSUMER STAPLES			647,778,846

ENERGY - 5.1%
Energy Equipment & Services - 0.1%
Guara Norte SARL 5.198% 6/15/34 (d)		1,319,368	1,118,329
Halliburton Co.:
3.8% 11/15/25		152,000	153,449
4.85% 11/15/35		5,447,000	5,520,852
Oleoducto Central SA 4% 7/14/27 (d)		1,575,000	1,401,750
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		2,691,000	2,786,531
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		435,000	432,771
6.95% 3/18/30 (Reg. S)		750,000	772,875
Technip Energies NV 1.125% 5/28/28	EUR	4,400,000	3,890,903
The Oil and Gas Holding Co.:
7.5% 10/25/27(d)		1,677,000	1,708,234
7.625% 11/7/24(d)		2,315,000	2,408,758
8.375% 11/7/28(d)		485,000	521,921
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		1,849,511	1,768,558
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		341,999	338,579
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		937,875	914,428
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		2,034,375	1,932,656
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		420,000	407,400
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		2,092,567	2,029,429
			28,107,423
Oil, Gas & Consumable Fuels - 5.0%
Apache Corp. 4.25% 1/15/30		1,080,000	1,042,524
Canacol Energy Ltd. 5.75% 11/24/28 (d)		985,000	871,109
Canadian Natural Resources Ltd.:
3.9% 2/1/25		15,925,000	15,980,115
5.85% 2/1/35		6,942,000	7,250,861
Cenovus Energy, Inc.:
3.75% 2/15/52		3,670,000	2,942,189
4.25% 4/15/27		22,916,000	22,978,414
5.4% 6/15/47		4,073,000	4,152,373
6.75% 11/15/39		7,587,000	8,545,158
Citgo Holding, Inc. 9.25% 8/1/24 (d)		1,165,000	1,158,394
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		16,165,000	15,922,525
7% 6/15/25(d)		10,460,000	10,491,380
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		4,795,000	4,603,200
Columbia Pipeline Group, Inc. 4.5% 6/1/25		2,999,000	3,075,312
Comstock Resources, Inc.:
5.875% 1/15/30(d)		4,680,000	4,465,937
6.75% 3/1/29(d)		6,100,000	6,091,430
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		18,087,000	17,450,338
5.75% 4/1/25		6,889,000	6,830,444
6% 2/1/29(d)		9,815,000	9,259,962
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(d)		1,835,000	1,807,930
5.625% 10/15/25(d)		335,000	337,593
CVR Energy, Inc.:
5.25% 2/15/25(d)		14,130,000	13,884,138
5.75% 2/15/28(d)		10,665,000	10,131,217
DCP Midstream Operating LP:
3.875% 3/15/23		3,524,000	3,521,029
5.85% 5/21/43(d)(f)		16,107,000	14,133,893
6.45% 11/3/36(d)		8,754,000	9,147,930
Delek Logistics Partners LP 7.125% 6/1/28 (d)		7,075,000	6,865,509
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		2,345,000	2,368,450
DT Midstream, Inc. 4.125% 6/15/29 (d)		2,270,000	2,125,571
EG Global Finance PLC:
6.75% 2/7/25(d)		5,870,000	5,715,913
8.5% 10/30/25(d)		8,795,000	8,801,840
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		2,835,000	2,508,408
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		5,762,000	5,773,884
Enbridge, Inc.:
4% 10/1/23		9,942,000	10,048,738
4.25% 12/1/26		4,925,000	4,974,538
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		4,367,000	4,453,598
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		1,555,000	1,465,588
Energean PLC 6.5% 4/30/27 (d)		1,420,000	1,342,610
Energy Transfer LP:
3.75% 5/15/30		8,703,000	8,092,737
3.9% 5/15/24(f)		2,707,000	2,704,844
4.2% 9/15/23		3,683,000	3,727,610
4.25% 3/15/23		3,594,000	3,614,692
4.5% 4/15/24		4,042,000	4,097,635
4.95% 6/15/28		12,566,000	12,743,435
5% 5/15/50		24,262,000	21,836,770
5.25% 4/15/29		6,576,000	6,729,389
5.4% 10/1/47		32,027,000	29,480,111
5.8% 6/15/38		7,006,000	6,908,168
6% 6/15/48		4,563,000	4,511,306
6.25% 4/15/49		4,516,000	4,607,778
EnLink Midstream LLC 5.625% 1/15/28 (d)		1,005,000	998,719
EQM Midstream Partners LP:
6.5% 7/1/27(d)		1,970,000	1,970,000
7.5% 6/1/27(d)		1,100,000	1,100,000
7.5% 6/1/30(d)		1,100,000	1,100,000
Exxon Mobil Corp. 3.482% 3/19/30		61,580,000	60,605,282
FEL Energy VI SARL 5.75% 12/1/40 (d)		742,906	568,462
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(d)		960,860	840,743
2.625% 3/31/36(d)		2,795,000	2,342,909
GeoPark Ltd. 6.5% 9/21/24 (d)		766,000	781,464
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		3,805,000	3,579,209
7% 8/1/27		5,189,000	5,041,632
Golar LNG Ltd. 7% 10/20/25 (d)		2,435,000	2,368,038
Harvest Midstream I LP 7.5% 9/1/28 (d)		1,490,000	1,494,790
Hess Corp.:
4.3% 4/1/27		20,911,000	20,864,923
5.6% 2/15/41		5,395,000	5,495,573
5.8% 4/1/47		15,757,000	16,582,779
7.125% 3/15/33		3,656,000	4,224,707
7.3% 8/15/31		4,354,000	5,050,624
Hess Midstream Partners LP:
4.25% 2/15/30(d)		1,520,000	1,393,004
5.125% 6/15/28(d)		4,372,000	4,316,847
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29(d)		1,080,000	1,058,087
6.25% 11/1/28(d)		1,080,000	1,088,100
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		2,320,000	2,180,510
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		935,000	935,000
KazMunaiGaz National Co.:
3.5% 4/14/33(d)		915,000	701,348
4.75% 4/24/25(d)		283,000	268,709
5.75% 4/19/47(d)		460,000	389,218
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		6,689,000	6,707,925
5.5% 3/1/44		27,364,000	25,919,372
6.55% 9/15/40		1,203,000	1,309,173
Kinder Morgan, Inc.:
5.05% 2/15/46		3,092,000	2,916,597
5.55% 6/1/45		7,786,000	7,838,436
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		4,270,000	4,071,979
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S)(d)		990,000	992,237
6.125% 6/30/25 (Reg. S)(d)		1,635,000	1,625,648
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		1,650,000	1,470,563
Medco Laurel Tree Pte Ltd. 6.95% 11/12/28 (d)		1,645,000	1,525,738
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		290,000	282,750
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		1,295,000	1,272,176
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		7,883,000	1
MPLX LP:
4.5% 7/15/23		6,299,000	6,373,722
4.8% 2/15/29		3,672,000	3,722,941
4.875% 12/1/24		8,532,000	8,729,669
5.5% 2/15/49		11,018,000	10,985,107
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		1,020,000	925,109
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		1,605,000	882,750
7.625% 11/8/26(d)		565,000	189,558
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		20,380,000	19,846,248
6.75% 9/15/25(d)		18,122,000	17,830,961
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		17,160,000	16,079,692
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 11/1/23		3,015,000	2,778,383
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(e)		7,356,000	1,475,798
Occidental Petroleum Corp.:
5.55% 3/15/26		14,762,000	15,375,509
6.45% 9/15/36		16,266,000	18,196,286
6.6% 3/15/46		18,160,000	20,520,800
7.5% 5/1/31		25,260,000	30,286,866
7.875% 9/15/31		935,000	1,132,196
8.875% 7/15/30		3,205,000	4,003,045
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		16,062,000	16,684,403
Petrobras Global Finance BV:
6.75% 6/3/50		1,195,000	1,099,400
6.875% 1/20/40		1,640,000	1,627,700
Petroleos de Venezuela SA:
5.375% 4/12/27(e)		621,100	33,384
6% 5/16/24(d)(e)		3,207,669	160,383
6% 11/15/26(d)(e)		2,790,167	139,508
12.75% 12/31/49(d)(e)		172,000	8,600
Petroleos Mexicanos:
2.5% 11/24/22 (Reg. S)	EUR	1,954,000	2,095,619
3.5% 1/30/23		1,850,000	1,847,225
4.5% 1/23/26		22,915,000	21,365,946
4.875% 1/18/24		4,231,000	4,241,578
5.35% 2/12/28		650,000	571,610
5.95% 1/28/31		68,072,000	56,574,639
6.35% 2/12/48		43,373,000	30,050,983
6.49% 1/23/27		36,590,000	34,950,768
6.5% 3/13/27		75,388,000	71,915,629
6.5% 6/2/41		380,000	278,194
6.625% 6/15/35		5,003,000	4,005,402
6.7% 2/16/32		20,512,000	17,668,832
6.75% 9/21/47		31,543,000	22,606,868
6.84% 1/23/30		71,806,000	64,266,370
6.875% 10/16/25		1,060,000	1,057,350
6.95% 1/28/60		23,857,000	17,117,398
7.69% 1/23/50		53,530,000	41,485,750
Petronas Capital Ltd. 3.5% 4/21/30 (d)		625,000	599,572
Phillips 66 Co.:
3.7% 4/6/23		1,863,000	1,872,863
3.85% 4/9/25		2,401,000	2,426,996
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	4,550,346
3.6% 11/1/24		4,912,000	4,887,621
PT Adaro Indonesia 4.25% 10/31/24 (d)		2,000,000	1,956,625
Qatar Petroleum:
1.375% 9/12/26(d)		2,965,000	2,731,506
2.25% 7/12/31(d)		2,990,000	2,653,625
3.125% 7/12/41(d)		1,630,000	1,359,828
3.3% 7/12/51(d)		1,665,000	1,358,848
Rockies Express Pipeline LLC:
4.8% 5/15/30(d)		220,000	193,050
4.95% 7/15/29(d)		2,610,000	2,471,683
6.875% 4/15/40(d)		990,000	882,149
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		3,550,000	3,288,188
Sabine Pass Liquefaction LLC 4.5% 5/15/30		31,000,000	30,894,444
Saudi Arabian Oil Co.:
1.625% 11/24/25(d)		2,495,000	2,339,063
3.5% 4/16/29(d)		5,525,000	5,400,135
4.25% 4/16/39(d)		3,090,000	2,958,675
4.375% 4/16/49(d)		1,025,000	967,344
Sibur Securities DAC 2.95% 7/8/25 (d)		610,000	183,000
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26(d)		980,000	908,832
2.7% 5/13/30(d)		600,000	544,434
SM Energy Co. 5.625% 6/1/25		2,785,000	2,774,139
Southwestern Energy Co. 4.75% 2/1/32		2,275,000	2,223,335
SUEK Securities DAC 3.375% 9/15/26 (d)(e)		2,305,000	115,250
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		2,900,000	2,699,900
5.875% 3/15/28		2,625,000	2,623,810
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(d)		5,665,000	5,256,780
6% 3/1/27(d)		12,220,000	11,918,777
6% 12/31/30(d)		5,285,000	4,759,407
6% 9/1/31(d)		5,080,000	4,479,686
7.5% 10/1/25(d)		1,645,000	1,694,350
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		1,777,000	1,394,945
The Williams Companies, Inc.:
3.5% 11/15/30		32,834,000	30,528,848
3.9% 1/15/25		16,989,000	17,017,921
4% 9/15/25		1,911,000	1,917,448
4.3% 3/4/24		26,077,000	26,464,457
4.5% 11/15/23		4,667,000	4,741,233
4.55% 6/24/24		21,661,000	22,018,394
5.75% 6/24/44		12,223,000	12,720,418
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		3,952,000	3,657,878
3.95% 5/15/50		12,733,000	10,857,460
Tullow Oil PLC:
7% 3/1/25(d)		470,000	361,900
10.25% 5/15/26(d)		2,575,000	2,491,313
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		265,000	212,398
Valero Energy Corp. 2.85% 4/15/25		914,000	895,512
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		2,920,000	2,762,554
4.125% 8/15/31(d)		2,890,000	2,709,375
Western Gas Partners LP:
3.95% 6/1/25		3,216,000	3,151,680
4.65% 7/1/26		5,039,000	5,026,403
4.75% 8/15/28		3,701,000	3,664,878
YPF SA:
8.5% 3/23/25(d)		1,180,500	1,013,754
8.75% 4/4/24(d)		3,051,300	2,702,308
			1,426,321,306
TOTAL ENERGY			1,454,428,729

FINANCIALS - 14.0%
Banks - 5.4%
Access Bank PLC 6.125% 9/21/26 (d)		1,615,000	1,409,390
AIB Group PLC:
1.875% 11/19/29 (Reg. S)(f)	EUR	8,020,000	8,169,907
2.25% 4/4/28 (Reg. S)(f)	EUR	10,100,000	10,450,452
2.875% 5/30/31 (Reg. S)(f)	EUR	2,100,000	2,127,529
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (f)	EUR	3,600,000	3,387,911
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		262,000	263,392
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (c)(e)	EUR	1,300,000	202,364
Bank of America Corp.:
2.299% 7/21/32(f)		34,460,000	28,965,570
2.496% 2/13/31(f)		10,000,000	8,810,564
3.3% 1/11/23		574,000	577,931
3.419% 12/20/28(f)		14,844,000	14,187,440
3.5% 4/19/26		13,098,000	12,999,794
3.705% 4/24/28(f)		20,736,000	20,265,264
3.864% 7/23/24(f)		43,427,000	43,726,872
3.95% 4/21/25		10,930,000	11,003,251
4.1% 7/24/23		7,314,000	7,462,598
4.2% 8/26/24		25,822,000	26,242,458
4.25% 10/22/26		9,380,000	9,484,576
4.45% 3/3/26		4,916,000	4,975,350
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(f)	EUR	6,600,000	6,301,838
2.029% 9/30/27(d)(f)		7,550,000	6,666,347
2.375% 10/14/29 (Reg. S)(f)	EUR	5,940,000	6,123,227
3.125% 9/19/27 (Reg. S)(f)	GBP	8,840,000	11,104,195
Barclays PLC:
2% 2/7/28 (Reg. S)(f)	EUR	2,350,000	2,512,161
2.852% 5/7/26(f)		31,500,000	30,293,703
4.375% 1/12/26		15,982,000	16,031,994
5.088% 6/20/30(f)		26,155,000	25,756,787
5.2% 5/12/26		12,530,000	12,734,465
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (d)		810,000	817,290
BNP Paribas SA:
2.159% 9/15/29(d)(f)		10,072,000	8,666,742
2.219% 6/9/26(d)(f)		27,762,000	26,089,915
2.5% 3/31/32 (Reg. S)(f)	EUR	7,600,000	7,766,908
BPCE SA 1.5% 1/13/42 (Reg. S) (f)	EUR	7,000,000	6,723,311
Citigroup, Inc.:
2.666% 1/29/31(f)		10,000,000	8,796,478
3.352% 4/24/25(f)		17,534,000	17,416,192
4.05% 7/30/22		3,378,000	3,390,519
4.3% 11/20/26		5,384,000	5,403,251
4.4% 6/10/25		31,901,000	32,247,119
4.412% 3/31/31(f)		42,031,000	41,528,737
4.45% 9/29/27		19,254,000	19,305,040
4.6% 3/9/26		8,567,000	8,685,983
5.5% 9/13/25		14,874,000	15,559,740
Citizens Financial Group, Inc. 2.638% 9/30/32		10,185,000	8,361,856
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		9,644,000	8,760,149
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22		19,558,000	19,639,919
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(f)	GBP	3,450,000	4,050,769
5.375% 1/12/24 (Reg. S)		6,050,000	6,182,940
Development Bank of Mongolia 7.25% 10/23/23 (d)		306,000	297,164
Discover Bank 4.2% 8/8/23		11,373,000	11,497,245
First Citizens Bank & Trust Co. 3.929% 6/19/24 (f)		4,855,000	4,877,698
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		2,368,000	2,320,344
HSBC Holdings PLC:
4.25% 3/14/24		3,945,000	3,991,848
4.95% 3/31/30		5,616,000	5,679,757
Intesa Sanpaolo SpA:
3.875% 7/14/27(d)		5,666,000	5,367,003
4.198% 6/1/32(d)(f)		4,469,000	3,660,473
5.017% 6/26/24(d)		16,671,000	16,578,272
5.71% 1/15/26(d)		65,914,000	66,394,685
JPMorgan Chase & Co.:
2.739% 10/15/30(f)		10,000,000	9,038,383
2.956% 5/13/31(f)		16,800,000	14,991,853
3.25% 9/23/22		11,737,000	11,786,573
3.797% 7/23/24(f)		44,260,000	44,512,398
3.875% 9/10/24		22,801,000	23,092,134
4.125% 12/15/26		20,651,000	20,766,341
4.452% 12/5/29(f)		40,200,000	40,476,769
4.493% 3/24/31(f)		60,900,000	61,493,717
Lloyds Banking Group PLC 1.985% 12/15/31 (f)	GBP	3,200,000	3,630,451
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		625,000	583,906
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(f)	GBP	5,300,000	6,024,515
3.073% 5/22/28(f)		17,464,000	16,273,163
3.619% 3/29/29 (Reg. S)(f)	GBP	4,700,000	5,809,517
3.622% 8/14/30 (Reg. S)(f)	GBP	2,250,000	2,748,751
4.8% 4/5/26		15,141,000	15,331,359
5.125% 5/28/24		44,276,000	44,962,159
6% 12/19/23		74,798,000	77,199,117
6.1% 6/10/23		26,301,000	26,862,271
6.125% 12/15/22		27,112,000	27,540,123
NatWest Markets PLC 2.375% 5/21/23 (d)		33,596,000	33,298,873
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		195,500	97,750
Rabobank Nederland 4.375% 8/4/25		16,524,000	16,604,193
Societe Generale:
1.038% 6/18/25(d)(f)		70,150,000	65,897,997
1.488% 12/14/26(d)(f)		37,622,000	33,619,585
4.25% 4/14/25(d)		2,700,000	2,696,970
4.75% 11/24/25(d)		1,750,000	1,751,701
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(f)	EUR	5,050,000	4,853,023
5.861% 6/19/32(d)(f)		4,900,000	4,674,782
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (f)	GBP	3,250,000	4,108,487
Wells Fargo & Co.:
2.406% 10/30/25(f)		18,129,000	17,575,670
2.572% 2/11/31(f)		10,000,000	8,884,999
3.526% 3/24/28(f)		33,177,000	32,254,542
4.478% 4/4/31(f)		58,414,000	58,979,148
5.013% 4/4/51(f)		83,211,000	87,110,264
Westpac Banking Corp. 4.11% 7/24/34 (f)		13,519,000	12,674,280
			1,540,500,441
Capital Markets - 3.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	13,396,840
4.25% 2/15/24		9,340,000	9,482,061
Ares Capital Corp.:
3.875% 1/15/26		47,916,000	45,823,989
4.2% 6/10/24		31,505,000	31,623,053
AssuredPartners, Inc. 5.625% 1/15/29 (d)		2,035,000	1,771,549
Coinbase Global, Inc.:
3.375% 10/1/28(d)		6,190,000	4,524,828
3.625% 10/1/31(d)		7,660,000	5,170,500
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S)(f)	GBP	3,900,000	4,243,389
2.593% 9/11/25(d)(f)		38,976,000	37,284,657
3.75% 3/26/25		12,391,000	12,275,569
3.8% 6/9/23		23,347,000	23,445,432
3.869% 1/12/29(d)(f)		11,793,000	11,052,771
4.194% 4/1/31(d)(f)		40,588,000	37,600,618
4.207% 6/12/24(d)(f)		18,061,000	18,105,426
4.282% 1/9/28(d)		6,700,000	6,444,071
6.5% 8/8/23 (Reg. S)		13,305,000	13,571,100
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(f)	EUR	3,100,000	3,313,229
4% 6/24/32 (Reg. S)(f)	EUR	6,900,000	7,106,454
4.1% 1/13/26		5,495,000	5,466,428
4.5% 4/1/25		82,560,000	81,932,920
Deutsche Bank AG New York Branch:
3.3% 11/16/22		30,321,000	30,348,961
3.729% 1/14/32(f)		60,841,000	50,731,268
5.882% 7/8/31(f)		10,000,000	9,684,051
Goldman Sachs Group, Inc.:
2.383% 7/21/32(f)		34,782,000	29,220,245
2.6% 2/7/30		10,000,000	8,818,923
3.2% 2/23/23		10,830,000	10,878,104
3.691% 6/5/28(f)		128,004,000	124,619,661
3.75% 5/22/25		12,741,000	12,809,951
3.8% 3/15/30		70,690,000	67,481,742
6.75% 10/1/37		6,976,000	8,156,262
Hightower Holding LLC 6.75% 4/15/29 (d)		3,180,000	2,683,239
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		1,320,000	1,234,200
Moody's Corp.:
3.25% 1/15/28		7,339,000	7,077,130
3.75% 3/24/25		20,324,000	20,488,080
4.875% 2/15/24		6,892,000	7,078,515
Morgan Stanley:
2.699% 1/22/31(f)		10,000,000	8,970,100
3.125% 1/23/23		8,282,000	8,331,483
3.125% 7/27/26		69,344,000	67,393,690
3.622% 4/1/31(f)		39,278,000	37,412,673
3.737% 4/24/24(f)		79,634,000	79,976,911
4.431% 1/23/30(f)		14,132,000	14,211,661
4.875% 11/1/22		16,717,000	16,909,540
5% 11/24/25		27,517,000	28,472,980
UBS Group AG:
1.494% 8/10/27(d)(f)		21,621,000	19,278,790
4.125% 9/24/25(d)		12,029,000	12,100,453
			1,058,003,497
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		41,390,000	38,801,330
2.45% 10/29/26		15,103,000	13,504,834
2.875% 8/14/24		22,114,000	21,406,239
3% 10/29/28		15,819,000	13,880,041
3.3% 1/30/32		16,922,000	14,278,798
4.125% 7/3/23		13,016,000	13,005,540
4.45% 4/3/26		10,546,000	10,318,226
4.875% 1/16/24		16,603,000	16,721,622
6.5% 7/15/25		13,775,000	14,378,349
Ally Financial, Inc.:
1.45% 10/2/23		8,643,000	8,447,935
3.05% 6/5/23		36,615,000	36,634,444
5.125% 9/30/24		8,417,000	8,682,144
5.75% 11/20/25		20,763,000	21,376,421
5.8% 5/1/25		20,531,000	21,464,536
8% 11/1/31		10,441,000	12,262,394
Capital One Financial Corp.:
2.6% 5/11/23		29,071,000	29,077,477
2.636% 3/3/26(f)		17,584,000	16,950,450
3.273% 3/1/30(f)		22,490,000	20,455,386
3.65% 5/11/27		52,443,000	51,059,639
3.8% 1/31/28		24,176,000	23,409,593
Discover Financial Services:
3.85% 11/21/22		22,201,000	22,336,070
3.95% 11/6/24		9,389,000	9,394,388
4.1% 2/9/27		11,988,000	11,881,364
4.5% 1/30/26		15,184,000	15,297,984
Ford Motor Credit Co. LLC:
2.9% 2/10/29		3,780,000	3,232,769
3.815% 11/2/27		2,280,000	2,104,723
4.063% 11/1/24		77,591,000	76,035,960
5.584% 3/18/24		20,831,000	21,078,389
OneMain Finance Corp.:
3.5% 1/15/27		4,520,000	4,021,670
3.875% 9/15/28		8,155,000	7,064,513
7.125% 3/15/26		6,935,000	7,101,440
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25(d)		1,290,000	1,161,242
5.1% 7/16/23(d)		305,000	297,375
Synchrony Financial:
2.85% 7/25/22		5,574,000	5,575,881
3.95% 12/1/27		24,512,000	23,376,710
4.25% 8/15/24		23,318,000	23,356,578
4.375% 3/19/24		19,957,000	20,116,256
5.15% 3/19/29		36,585,000	36,133,187
Toyota Motor Credit Corp. 2.9% 3/30/23		30,215,000	30,292,725
			725,974,622
Diversified Financial Services - 0.9%
1MDB Global Investments Ltd. 4.4% 3/9/23		9,800,000	9,548,875
Blackstone Private Credit Fund:
4.7% 3/24/25(d)		63,655,000	62,050,584
4.875% 4/14/26	GBP	6,500,000	8,032,243
Brixmor Operating Partnership LP:
3.85% 2/1/25		9,126,000	9,109,672
4.05% 7/1/30		19,581,000	18,400,904
4.125% 6/15/26		15,162,000	15,087,802
4.125% 5/15/29		18,497,000	17,787,455
Equitable Holdings, Inc. 3.9% 4/20/23		2,109,000	2,126,098
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		4,780,000	4,334,313
5.25% 5/15/27		16,575,000	15,932,719
6.25% 5/15/26		10,791,000	10,860,617
Intercement Financial Operatio 5.75% 7/17/24 (d)		1,142,000	902,751
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	5,600,000	4,748,897
M&G PLC:
5.625% 10/20/51 (Reg. S)(f)	GBP	5,300,000	6,818,365
6.5% 10/20/48 (Reg. S)(f)		4,150,000	4,366,962
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (d)		1,375,000	1,269,984
OEC Finance Ltd. 4.375% 10/25/29 pay-in-kind (d)		29,036	871
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		22,337,000	22,540,628
Pine Street Trust I 4.572% 2/15/29 (d)		19,248,000	19,093,630
Pine Street Trust II 5.568% 2/15/49 (d)		19,200,000	19,410,342
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		620,000	446,516
Sparc Em Spc 0% 12/5/22 (d)		25,425	24,937
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		5,560,000	4,892,800
			257,787,965
Insurance - 1.5%
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S)(f)	EUR	2,000,000	1,820,236
3.2% 9/16/40(d)		13,571,000	11,074,167
3.375% 4/7/30(d)		28,695,000	27,387,369
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		6,756,000	6,398,320
6.75% 10/15/27(d)		21,421,000	20,675,549
American International Group, Inc. 2.5% 6/30/25		55,000,000	53,088,432
AmWINS Group, Inc. 4.875% 6/30/29 (d)		5,890,000	5,454,287
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		4,198,000	4,132,931
Credit Agricole Assurances SA 4.75% 9/27/48 (f)	EUR	3,300,000	3,662,282
Demeter Investments BV:
5.625% 8/15/52 (Reg. S)(f)		6,561,000	6,381,360
5.75% 8/15/50 (Reg. S)(f)		14,850,000	14,658,851
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (f)	EUR	2,400,000	2,521,305
Five Corners Funding Trust II 2.85% 5/15/30 (d)		42,017,000	37,392,749
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		8,055,000	8,110,235
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	12,937,889
4.75% 3/15/39		5,849,000	5,912,572
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (d)		21,378,000	16,029,453
Metropolitan Life Global Funding I 3% 1/10/23 (d)		5,030,000	5,046,327
Pacific LifeCorp 5.125% 1/30/43 (d)		21,516,000	21,847,231
Pricoa Global Funding I 5.375% 5/15/45 (f)		11,144,000	10,870,349
Prudential PLC 2.95% 11/3/33 (Reg. S) (f)		11,200,000	9,841,216
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(f)	GBP	5,100,000	5,572,289
6.75% 12/2/44 (Reg. S)(f)		6,610,000	6,717,413
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		900,000	863,100
SunAmerica, Inc.:
3.5% 4/4/25(d)		7,079,000	7,012,600
3.65% 4/5/27(d)		10,093,000	9,828,827
3.85% 4/5/29(d)		9,902,000	9,502,376
3.9% 4/5/32(d)		11,788,000	11,200,467
4.35% 4/5/42(d)		2,681,000	2,434,151
4.4% 4/5/52(d)		7,930,000	7,096,693
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		7,600,000	7,448,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)		11,520,000	11,513,929
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		3,853,000	3,896,256
Unum Group:
3.875% 11/5/25		13,752,000	13,687,553
4% 3/15/24		12,741,000	12,860,490
4% 6/15/29		15,636,000	15,137,965
5.75% 8/15/42		16,274,000	15,776,055
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (f)		4,950,000	4,158,000
			429,949,274
TOTAL FINANCIALS			4,012,215,799

HEALTH CARE - 1.9%
Biotechnology - 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		5,295,000	4,185,856
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		4,140,000	3,782,925
			7,968,781
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc.:
3.875% 11/1/29(d)		5,680,000	5,272,403
4.625% 7/15/28(d)		2,570,000	2,501,972
Coloplast Finance BV 2.75% 5/19/30 (Reg. S)	EUR	5,200,000	5,628,727
Embecta Corp. 5% 2/15/30 (d)		1,560,000	1,392,768
Hologic, Inc.:
3.25% 2/15/29(d)		5,065,000	4,558,500
4.625% 2/1/28(d)		443,000	440,329
Teleflex, Inc. 4.25% 6/1/28 (d)		1,370,000	1,315,686
			21,110,385
Health Care Providers & Services - 1.3%
180 Medical, Inc. 3.875% 10/15/29 (d)		3,525,000	3,207,552
Aetna, Inc. 2.75% 11/15/22		1,281,000	1,282,906
AMN Healthcare 4% 4/15/29 (d)		4,420,000	4,024,478
Anthem, Inc. 3.3% 1/15/23		4,104,000	4,127,470
Cano Health, Inc. 6.25% 10/1/28 (d)		6,505,000	5,777,832
Centene Corp.:
2.45% 7/15/28		29,620,000	26,597,279
2.625% 8/1/31		13,830,000	11,823,889
3.375% 2/15/30		14,530,000	13,331,275
4.25% 12/15/27		15,485,000	15,407,575
4.625% 12/15/29		24,065,000	23,717,020
Cigna Corp.:
3.05% 10/15/27		10,400,000	9,959,610
4.375% 10/15/28		19,595,000	19,895,700
4.8% 8/15/38		12,201,000	12,350,054
4.9% 12/15/48		12,189,000	12,153,876
Community Health Systems, Inc.:
4.75% 2/15/31(d)		5,290,000	4,267,721
5.25% 5/15/30(d)		5,380,000	4,634,440
5.625% 3/15/27(d)		14,020,000	13,060,191
6% 1/15/29(d)		5,290,000	4,793,481
6.125% 4/1/30(d)		4,265,000	3,106,200
6.875% 4/15/29(d)		5,185,000	4,051,041
8% 3/15/26(d)		9,620,000	9,639,432
CVS Health Corp.:
3% 8/15/26		2,303,000	2,248,121
3.625% 4/1/27		7,027,000	6,997,777
4.78% 3/25/38		18,481,000	18,388,609
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)		7,775,000	6,754,531
HealthEquity, Inc. 4.5% 10/1/29 (d)		7,250,000	6,760,625
Humana, Inc. 3.7% 3/23/29		9,378,000	9,162,752
MEDNAX, Inc. 5.375% 2/15/30 (d)		2,655,000	2,332,471
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		1,075,000	972,435
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		2,205,000	2,032,349
Option Care Health, Inc. 4.375% 10/31/29 (d)		4,520,000	4,119,935
Owens & Minor, Inc. 4.5% 3/31/29 (d)		1,505,000	1,360,144
Radiology Partners, Inc. 9.25% 2/1/28 (d)		5,605,000	4,576,624
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		8,005,000	7,296,397
Sabra Health Care LP 3.2% 12/1/31		36,074,000	29,734,529
Tenet Healthcare Corp.:
4.25% 6/1/29(d)		5,960,000	5,599,122
4.375% 1/15/30(d)		7,560,000	7,053,480
4.625% 7/15/24		787,000	786,579
4.625% 6/15/28(d)		5,865,000	5,643,332
6.125% 10/1/28(d)		18,860,000	18,411,038
6.25% 2/1/27(d)		2,030,000	2,030,102
Toledo Hospital 5.325% 11/15/28		6,970,000	6,935,222
			356,405,196
Health Care Technology - 0.0%
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)		10,525,000	9,656,688

Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		1,715,000	1,589,077
4.25% 5/1/28(d)		515,000	498,196
			2,087,273
Pharmaceuticals - 0.5%
Bausch Health Companies, Inc.:
5% 1/30/28(d)		3,695,000	2,358,131
5.5% 11/1/25(d)		465,000	438,453
7% 1/15/28(d)		5,945,000	4,057,463
9% 12/15/25(d)		618,000	525,115
Bayer AG 3.75% 7/1/74 (Reg. S) (f)	EUR	3,300,000	3,552,358
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		13,965,000	14,087,600
Catalent Pharma Solutions 3.5% 4/1/30 (d)		5,800,000	5,210,010
Elanco Animal Health, Inc.:
5.772% 8/28/23(f)		10,157,000	10,360,140
6.4% 8/28/28(f)		4,279,000	4,397,956
Jazz Securities DAC 4.375% 1/15/29 (d)		7,695,000	7,425,675
Mylan NV 4.55% 4/15/28		13,507,000	13,247,507
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		7,820,000	7,497,660
5.125% 4/30/31(d)		3,205,000	3,081,207
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		669,000	665,012
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/27		720,000	671,400
Utah Acquisition Sub, Inc. 3.95% 6/15/26		7,088,000	6,925,074
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)		1,555,000	1,235,292
Viatris, Inc.:
1.125% 6/22/22		11,566,000	11,563,214
1.65% 6/22/25		3,717,000	3,427,194
2.7% 6/22/30		18,896,000	15,800,529
3.85% 6/22/40		8,232,000	6,403,505
4% 6/22/50		14,216,000	10,610,510
Zoetis, Inc. 3.25% 2/1/23		3,117,000	3,126,529
			136,667,534
TOTAL HEALTH CARE			533,895,857

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		5,811,000	5,798,518
Bombardier, Inc.:
6% 2/15/28(d)		4,850,000	4,038,644
7.125% 6/15/26(d)		6,660,000	6,073,021
7.5% 3/15/25(d)		7,695,000	7,392,746
7.875% 4/15/27(d)		14,850,000	13,597,031
BWX Technologies, Inc. 4.125% 6/30/28 (d)		6,330,000	5,728,144
DAE Funding LLC:
1.55% 8/1/24(d)		1,670,000	1,555,188
1.625% 2/15/24(d)		810,000	768,933
Embraer Netherlands Finance BV 5.05% 6/15/25		1,920,000	1,935,456
Moog, Inc. 4.25% 12/15/27 (d)		5,155,000	4,884,363
Rolls-Royce PLC 3.375% 6/18/26	GBP	3,160,000	3,594,396
The Boeing Co.:
5.04% 5/1/27		13,707,000	13,771,866
5.15% 5/1/30		13,707,000	13,627,348
5.705% 5/1/40		13,710,000	13,508,725
5.805% 5/1/50		13,700,000	13,480,224
5.93% 5/1/60		13,710,000	13,398,685
TransDigm, Inc.:
4.625% 1/15/29		8,195,000	7,347,391
5.5% 11/15/27		24,802,000	23,685,910
6.25% 3/15/26(d)		2,500,000	2,543,150
7.5% 3/15/27		1,917,000	1,950,710
8% 12/15/25(d)		260,000	271,211
			158,951,660
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(d)		740,000	618,270
5.125% 8/11/61(d)		545,000	455,177
			1,073,447
Airlines - 0.0%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)		2,035,000	2,012,839
Azul Investments LLP:
5.875% 10/26/24(d)		2,048,000	1,756,160
7.25% 6/15/26(d)		695,000	557,738
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		680,000	678,371
			5,005,108
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		11,540,000	11,078,400
Builders FirstSource, Inc. 4.25% 2/1/32 (d)		3,090,000	2,755,415
			13,833,815
Commercial Services & Supplies - 0.3%
ADT Corp. 4.125% 8/1/29 (d)		2,555,000	2,273,695
APX Group, Inc. 6.75% 2/15/27 (d)		2,091,000	2,109,819
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (d)		3,627,000	3,211,591
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		13,117,000	10,795,553
CoreCivic, Inc.:
4.75% 10/15/27		6,275,000	5,422,036
8.25% 4/15/26		12,900,000	13,277,712
Covanta Holding Corp. 4.875% 12/1/29 (d)		2,575,000	2,265,240
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		7,795,000	7,291,169
Madison IAQ LLC:
4.125% 6/30/28(d)		5,505,000	5,050,838
5.875% 6/30/29(d)		14,835,000	11,608,388
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29(d)		2,830,000	2,674,214
5.625% 10/1/28(d)		5,175,000	5,128,994
5.875% 10/1/30(d)		2,235,000	2,196,089
PowerTeam Services LLC 9.033% 12/4/25 (d)		1,270,000	1,003,300
Stericycle, Inc.:
3.875% 1/15/29(d)		4,180,000	3,795,022
5.375% 7/15/24(d)		835,000	835,392
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		875,000	787,500
The GEO Group, Inc. 6% 4/15/26		2,299,000	1,902,227
			81,628,779
Construction & Engineering - 0.1%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		1,510,000	1,419,400
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (d)		685,000	671,643
Pike Corp. 5.5% 9/1/28 (d)		15,438,000	13,056,534
Railworks Holdings LP 8.25% 11/15/28 (d)		3,935,000	3,803,068
SRS Distribution, Inc.:
4.625% 7/1/28(d)		1,980,000	1,821,600
6% 12/1/29(d)		1,695,000	1,460,158
			22,232,403
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		2,595,000	2,496,909

Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27(d)		495,000	446,344
4.75% 6/15/29(d)		2,055,000	1,849,500
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		1,235,000	1,146,080
			3,441,924
Machinery - 0.1%
Mueller Water Products, Inc. 4% 6/15/29 (d)		2,825,000	2,542,500
Vertical Holdco GmbH 7.625% 7/15/28 (d)		3,440,000	3,225,701
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		12,585,000	12,270,375
			18,038,576
Marine - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(d)		915,000	899,738
3.75% 4/6/27(d)		1,460,000	1,399,169
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		575,000	581,109
Seaspan Corp. 5.5% 8/1/29 (d)		7,650,000	6,838,755
			9,718,771
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		2,650,000	2,481,063
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		13,905,000	13,002,510
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,227,663
TriNet Group, Inc. 3.5% 3/1/29 (d)		5,700,000	5,081,607
			22,792,843
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	4,431,484
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		320,000	296,300
Uber Technologies, Inc. 8% 11/1/26 (d)		5,675,000	5,865,141
			10,592,925
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23		4,831,000	4,794,914
3% 9/15/23		2,041,000	2,023,419
3.375% 7/1/25		24,376,000	23,623,197
4.25% 2/1/24		18,355,000	18,427,362
4.25% 9/15/24		7,664,000	7,668,655
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	1,383,000	1,644,516
4.5% 9/7/23 (Reg. S)	GBP	2,666,000	3,337,456
			61,519,519
Transportation Infrastructure - 0.4%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	2,040,000	1,912,893
1.75% 7/30/31 (Reg. S)	EUR	1,500,000	1,302,363
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	5,500,000	4,813,085
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(d)		37,550,000	35,308,160
3.95% 7/1/24(d)		7,125,000	6,965,052
4.25% 4/15/26(d)		5,430,000	5,195,250
4.375% 5/1/26(d)		16,881,000	16,247,412
5.25% 5/15/24(d)		13,457,000	13,507,529
5.5% 1/15/26(d)		14,454,000	14,425,248
DP World Crescent Ltd.:
3.7495% 1/30/30(d)		2,070,000	1,937,132
3.875% 7/18/29 (Reg. S)		1,545,000	1,463,115
DP World Ltd. 5.625% 9/25/48 (d)		1,080,000	1,022,134
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		7,095,000	6,293,975
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	5,300,000	6,069,208
7.125% 2/14/24	GBP	6,290,000	8,349,813
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,900,000	1,715,405
			126,527,774
TOTAL INDUSTRIALS			537,854,453

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.1%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	6,900,000	6,266,756
CommScope, Inc.:
4.75% 9/1/29(d)		1,960,000	1,735,198
6% 3/1/26(d)		6,015,000	5,879,663
7.125% 7/1/28(d)		3,475,000	2,937,348
8.25% 3/1/27(d)		1,060,000	932,535
HTA Group Ltd. 7% 12/18/25 (d)		1,565,000	1,518,050
SSL Robotics LLC 9.75% 12/31/23 (d)		444,000	467,865
			19,737,415
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.45% 6/15/23		3,920,000	3,997,411
5.85% 7/15/25		5,060,000	5,317,906
6.02% 6/15/26		5,064,000	5,347,262
6.1% 7/15/27		9,288,000	9,911,662
6.2% 7/15/30		8,040,000	8,621,561
II-VI, Inc. 5% 12/15/29 (d)		6,070,000	5,690,625
TTM Technologies, Inc. 4% 3/1/29 (d)		11,095,000	9,813,024
			48,699,451
IT Services - 0.2%
Acuris Finance U.S. 5% 5/1/28 (d)		8,995,000	7,791,919
Arches Buyer, Inc.:
4.25% 6/1/28(d)		3,085,000	2,816,235
6.125% 12/1/28(d)		4,405,000	3,698,570
CA Magnum Holdings 5.375% (d)(h)		1,585,000	1,455,228
Gartner, Inc.:
3.625% 6/15/29(d)		1,330,000	1,213,625
3.75% 10/1/30(d)		2,385,000	2,212,088
4.5% 7/1/28(d)		3,690,000	3,588,341
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		2,720,000	2,510,900
5.25% 12/1/27(d)		3,305,000	3,284,245
Rackspace Hosting, Inc.:
3.5% 2/15/28(d)		4,380,000	3,820,959
5.375% 12/1/28(d)		31,459,000	24,872,744
Twilio, Inc. 3.875% 3/15/31		1,890,000	1,701,699
			58,966,553
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28(d)		6,532,000	5,678,958
2.45% 2/15/31(d)		63,710,000	52,807,198
2.6% 2/15/33(d)		56,472,000	45,364,116
3.5% 2/15/41(d)		44,880,000	35,510,416
3.75% 2/15/51(d)		21,062,000	16,447,736
Entegris Escrow Corp. 4.75% 4/15/29 (d)		3,345,000	3,181,229
onsemi 3.875% 9/1/28 (d)		2,785,000	2,641,879
			161,631,532
Software - 0.6%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,285,000	5,892,188
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		1,210,000	1,097,410
4.875% 7/1/29(d)		1,225,000	1,096,988
Elastic NV 4.125% 7/15/29 (d)		5,485,000	4,800,183
Fair Isaac Corp. 4% 6/15/28 (d)		2,835,000	2,692,626
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		8,438,000	7,509,820
MicroStrategy, Inc. 6.125% 6/15/28 (d)		7,360,000	6,237,600
Open Text Corp.:
3.875% 2/15/28(d)		3,090,000	2,903,951
3.875% 12/1/29(d)		6,025,000	5,514,321
Oracle Corp.:
1.65% 3/25/26		24,761,000	22,545,431
2.3% 3/25/28		39,119,000	34,539,349
2.8% 4/1/27		26,554,000	24,640,209
2.875% 3/25/31		49,210,000	41,873,704
3.6% 4/1/40		26,550,000	20,623,364
			181,967,144
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(d)		1,305,000	1,132,332
5.875% 4/24/25 (Reg. S)		305,000	317,436
			1,449,768
TOTAL INFORMATION TECHNOLOGY			472,451,863

MATERIALS - 0.8%
Chemicals - 0.4%
Braskem Idesa SAPI 7.45% 11/15/29 (d)		330,000	309,953
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		22,824,000	23,783,014
CVR Partners LP 6.125% 6/15/28 (d)		2,870,000	2,744,638
Element Solutions, Inc. 3.875% 9/1/28 (d)		3,445,000	3,083,275
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		1,645,000	1,515,950
Equate Petrochemical BV:
2.625% 4/28/28(d)		735,000	665,175
4.25% 11/3/26(d)		605,000	600,576
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26(d)		6,495,000	5,877,975
7% 12/31/27(d)		665,000	533,722
LSB Industries, Inc. 6.25% 10/15/28 (d)		5,675,000	5,608,942
MEGlobal Canada, Inc. 5% 5/18/25 (d)		1,160,000	1,177,980
Methanex Corp.:
5.125% 10/15/27		7,417,000	7,157,702
5.65% 12/1/44		3,217,000	2,555,907
NOVA Chemicals Corp.:
4.25% 5/15/29(d)		2,885,000	2,561,115
5% 5/1/25(d)		1,340,000	1,320,530
5.25% 6/1/27(d)		7,895,000	7,679,230
Nufarm Australia Ltd. 5% 1/27/30 (d)		3,605,000	3,281,812
OCP SA:
3.75% 6/23/31(d)		1,380,000	1,142,640
4.5% 10/22/25(d)		305,000	305,915
5.625% 4/25/24(d)		1,710,000	1,749,330
6.875% 4/25/44(d)		275,000	253,052
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(d)		2,755,000	2,509,474
6.25% 10/1/29(d)		3,180,000	2,507,162
Orbia Advance Corp. S.A.B. de CV 1.875% 5/11/26 (d)		1,640,000	1,471,695
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		1,933,000	1,894,340
Sabic Capital I BV 2.15% 9/14/30 (Reg. S)		310,000	265,360
SABIC Capital II BV 4% 10/10/23 (d)		1,583,000	1,596,851
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		1,685,000	1,545,019
5.875% 3/27/24		1,800,000	1,800,000
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		2,140,000	2,006,956
The Chemours Co. LLC:
4.625% 11/15/29(d)		4,970,000	4,491,638
5.375% 5/15/27		5,878,000	5,833,915
5.75% 11/15/28(d)		14,555,000	14,369,424
Valvoline, Inc. 4.25% 2/15/30 (d)		2,385,000	2,173,331
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		4,290,000	3,517,800
			119,891,398
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		635,000	531,876

Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		850,000	756,330
4% 9/1/29(d)		1,745,000	1,504,888
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (d)		2,500,000	2,332,425
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)		1,175,000	1,160,313
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		1,190,000	1,058,766
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		5,040,000	5,191,200
Sealed Air Corp. 5% 4/15/29 (d)		3,275,000	3,249,848
Trivium Packaging Finance BV:
5.5% 8/15/26(d)		7,114,000	7,069,644
8.5% 8/15/27(d)		9,484,000	9,325,230
			31,648,644
Metals & Mining - 0.3%
Allegheny Technologies, Inc.:
4.875% 10/1/29		4,115,000	3,706,095
5.875% 12/1/27		17,810,000	17,204,470
Antofagasta PLC:
2.375% 10/14/30(d)		1,860,000	1,522,875
5.625% 5/13/32(d)		665,000	674,975
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)(e)		1,205,000	180,750
Commercial Metals Co. 4.125% 1/15/30		2,295,000	2,084,416
Compania de Minas Buenaventura SA 5.5% 7/23/26 (d)		315,000	290,351
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(d)		290,000	261,145
3.15% 1/14/30(d)		750,000	679,594
3.7% 1/30/50(d)		1,755,000	1,416,395
Eldorado Gold Corp. 6.25% 9/1/29 (d)		1,420,000	1,266,729
Endeavour Mining PLC 5% 10/14/26 (d)		900,000	788,794
ERO Copper Corp. 6.5% 2/15/30 (d)		6,175,000	5,362,602
First Quantum Minerals Ltd.:
6.875% 10/15/27(d)		5,745,000	5,730,638
7.25% 4/1/23(d)		1,640,000	1,640,513
7.5% 4/1/25(d)		695,000	704,773
Fresnillo PLC 4.25% 10/2/50 (d)		940,000	743,364
Gcm Mining Corp. 6.875% 8/9/26 (d)		1,725,000	1,481,344
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		420,000	426,111
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		1,290,000	1,146,346
JSW Steel Ltd. 3.95% 4/5/27 (d)		1,195,000	1,057,575
Kaiser Aluminum Corp.:
4.5% 6/1/31(d)		1,235,000	1,078,392
4.625% 3/1/28(d)		6,232,000	5,729,875
Metinvest BV:
7.75% 4/23/23(d)		1,602,000	967,508
8.5% 4/23/26 (Reg. S)		435,000	262,088
Mineral Resources Ltd. 8.5% 5/1/30 (d)		2,050,000	2,078,844
PMHC II, Inc. 9% 2/15/30 (d)		3,010,000	2,257,500
PT Freeport Indonesia:
4.763% 4/14/27(d)		580,000	580,676
5.315% 4/14/32(d)		985,000	962,148
6.2% 4/14/52(d)		670,000	637,766
PT Indonesia Asahan Aluminium Tbk:
4.75% 5/15/25(d)		320,000	320,835
5.45% 5/15/30(d)		1,225,000	1,239,088
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		4,060,000	3,608,366
Stillwater Mining Co. 4% 11/16/26 (d)		2,115,000	1,903,500
TMK Capital SA 4.3% 2/12/27 (Reg. S)		990,000	148,500
Usiminas International SARL 5.875% 7/18/26 (d)		1,530,000	1,512,596
VM Holding SA 6.5% 1/18/28 (d)		1,405,000	1,411,410
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		505,000	458,793
			73,527,740
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (d)		1,910,000	1,373,366
SPA Holdings 3 OY 4.875% 2/4/28 (d)		6,520,000	5,714,665
			7,088,031
TOTAL MATERIALS			232,687,689

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		16,606,000	17,168,111
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (d)		1,420,000	1,203,450
American Homes 4 Rent LP:
2.375% 7/15/31		2,770,000	2,290,486
3.625% 4/15/32		10,838,000	9,887,364
Boston Properties, Inc.:
3.25% 1/30/31		15,144,000	13,562,408
4.5% 12/1/28		12,665,000	12,737,794
Corporate Office Properties LP:
2.25% 3/15/26		6,484,000	5,977,577
2.75% 4/15/31		4,678,000	3,932,312
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		3,340,000	3,039,400
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		1,115,000	1,013,929
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		4,838,000	4,328,384
3.5% 8/1/26		5,039,000	4,939,688
Healthpeak Properties, Inc.:
3.25% 7/15/26		2,056,000	2,008,226
3.5% 7/15/29		2,351,000	2,247,120
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	27,043,899
Invitation Homes Operating Partnership LP 4.15% 4/15/32		16,356,000	15,607,939
iStar Financial, Inc.:
4.25% 8/1/25		1,005,000	991,181
4.75% 10/1/24		1,225,000	1,220,376
Kimco Realty Corp. 3.375% 10/15/22		1,739,000	1,741,163
Kite Realty Group Trust 4.75% 9/15/30		1,467,000	1,433,080
LXP Industrial Trust (REIT):
2.7% 9/15/30		7,113,000	6,016,618
4.4% 6/15/24		2,936,000	2,964,684
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	2,850,000	3,275,539
5% 10/15/27		11,055,000	10,944,682
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		23,679,000	18,793,784
3.375% 2/1/31		13,097,000	10,939,576
3.625% 10/1/29		39,642,000	34,867,577
4.375% 8/1/23		5,521,000	5,540,929
4.5% 1/15/25		6,808,000	6,791,281
4.5% 4/1/27		32,478,000	31,681,389
4.75% 1/15/28		18,782,000	18,176,784
4.95% 4/1/24		11,105,000	11,248,621
5.25% 1/15/26		18,623,000	18,875,418
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		1,000,000	1,036,224
Piedmont Operating Partnership LP 2.75% 4/1/32		5,512,000	4,442,499
Realty Income Corp.:
2.2% 6/15/28		3,122,000	2,807,271
2.85% 12/15/32		3,841,000	3,428,318
3.25% 1/15/31		3,878,000	3,632,947
3.4% 1/15/28		6,031,000	5,831,004
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,132,427
5% 12/15/23		1,293,000	1,308,547
RLJ Lodging Trust LP 3.75% 7/1/26 (d)		1,200,000	1,154,340
SBA Communications Corp. 3.125% 2/1/29		2,285,000	2,032,279
Senior Housing Properties Trust 9.75% 6/15/25		685,000	718,839
Service Properties Trust 7.5% 9/15/25		510,000	505,053
Simon Property Group LP 2.45% 9/13/29		6,352,000	5,593,480
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,369,915
4.25% 2/1/26		18,338,000	18,176,024
Store Capital Corp.:
2.75% 11/18/30		7,730,000	6,573,154
4.625% 3/15/29		5,948,000	5,914,086
Sun Communities Operating LP:
2.3% 11/1/28		6,226,000	5,455,633
2.7% 7/15/31		15,891,000	13,433,320
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		12,375,000	11,055,949
6.5% 2/15/29(d)		37,205,000	31,066,175
Uniti Group, Inc.:
6% 1/15/30(d)		10,595,000	8,460,483
7.875% 2/15/25(d)		8,135,000	8,357,004
Ventas Realty LP:
3% 1/15/30		28,128,000	25,376,935
3.5% 2/1/25		3,798,000	3,766,705
3.75% 5/1/24		15,927,000	15,977,061
4% 3/1/28		6,996,000	6,880,561
4.125% 1/15/26		3,540,000	3,557,494
4.75% 11/15/30		39,136,000	39,714,099
VICI Properties LP:
4.375% 5/15/25		2,699,000	2,683,508
4.75% 2/15/28		21,253,000	21,024,530
4.95% 2/15/30		30,328,000	29,811,211
5.125% 5/15/32		2,856,000	2,831,952
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(d)		155,000	148,189
4.25% 12/1/26(d)		225,000	213,665
4.625% 12/1/29(d)		485,000	455,900
Vornado Realty LP 2.15% 6/1/26		6,904,000	6,297,783
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	4,328,477
4% 2/1/25		21,671,000	21,788,238
			645,832,048
Real Estate Management & Development - 0.6%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	4,540,000	3,557,959
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	16,200,000	9,608,809
2.25% 4/27/27 (Reg. S)	EUR	1,800,000	996,688
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (f)	EUR	1,956,000	2,089,532
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	8,500,000	7,641,002
1.75% 3/12/29 (Reg. S)	EUR	4,975,000	4,607,027
2.625% 10/20/28 (Reg. S)	GBP	1,900,000	2,120,218
Brandywine Operating Partnership LP:
3.95% 2/15/23		18,541,000	18,598,565
3.95% 11/15/27		14,429,000	13,953,216
4.1% 10/1/24		13,139,000	13,248,333
4.55% 10/1/29		15,790,000	15,557,220
CBRE Group, Inc. 2.5% 4/1/31		21,262,000	17,890,818
Deutsche Annington Finance BV 5% 10/2/23 (d)		3,695,000	3,742,835
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		315,000	316,922
Essex Portfolio LP 3.875% 5/1/24		5,607,000	5,646,316
Greystar Real Estate Partners 5.75% 12/1/25 (d)		459,000	459,372
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	4,150,000	3,642,598
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	4,100,000	3,739,121
Howard Hughes Corp.:
4.125% 2/1/29(d)		1,995,000	1,831,052
4.375% 2/1/31(d)		1,995,000	1,770,164
Kennedy-Wilson, Inc. 4.75% 2/1/30		8,025,000	7,155,170
Post Apartment Homes LP 3.375% 12/1/22		819,000	820,624
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		7,000,000	6,221,250
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	2,000,000	1,685,327
1.75% 1/14/25 (Reg. S)	EUR	1,711,000	1,704,481
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	2,300,000	2,205,261
Tanger Properties LP:
2.75% 9/1/31		16,274,000	13,232,016
3.125% 9/1/26		8,723,000	8,264,839
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,580,000	1,550,566
			173,857,301
TOTAL REAL ESTATE			819,689,349

UTILITIES - 1.8%
Electric Utilities - 1.0%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (d)		865,000	711,376
Alabama Power Co. 3.05% 3/15/32		23,863,000	22,279,403
American Electric Power Co., Inc. 2.95% 12/15/22		3,144,000	3,148,942
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (f)	EUR	1,050,000	976,256
CEZ A/S 2.375% 4/6/27 (Reg. S)	EUR	1,250,000	1,304,511
Clearway Energy Operating LLC:
3.75% 2/15/31(d)		2,595,000	2,290,088
4.75% 3/15/28(d)		1,030,000	983,650
Cleco Corporate Holdings LLC 3.375% 9/15/29		12,555,000	11,412,851
Comision Federal de Electricid:
3.348% 2/9/31(d)		325,000	261,686
4.688% 5/15/29(d)		1,450,000	1,336,538
Duke Energy Corp. 2.45% 6/1/30		10,750,000	9,326,292
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(d)		5,172,000	4,367,844
2.775% 1/7/32(d)		16,845,000	14,176,361
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (f)	EUR	3,700,000	3,227,002
Enel SpA 3.375% (Reg. S) (f)(h)	EUR	4,075,000	4,255,916
Entergy Corp. 2.8% 6/15/30		11,033,000	9,728,851
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(d)		440,000	431,750
6.75% 8/6/23(d)		4,740,000	4,652,014
7.125% 2/11/25(d)		250,000	237,781
Eversource Energy 2.8% 5/1/23		9,622,000	9,601,786
Exelon Corp.:
2.75% 3/15/27(d)		5,281,000	5,014,108
3.35% 3/15/32(d)		6,412,000	5,877,466
4.05% 4/15/30		6,798,000	6,660,243
4.1% 3/15/52(d)		4,750,000	4,233,899
4.7% 4/15/50		3,027,000	2,942,655
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 7.712% 10/8/26 (c)(f)(g)		1,456,170	1,456,170
FirstEnergy Corp. 7.375% 11/15/31		37,147,000	43,869,493
InterGen NV 7% 6/30/23 (d)		7,075,000	6,827,375
IPALCO Enterprises, Inc. 3.7% 9/1/24		6,665,000	6,661,894
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		1,545,000	1,416,654
Lamar Funding Ltd. 3.958% 5/7/25 (d)		1,545,000	1,475,765
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		1,695,000	1,464,056
Monongahela Power Co. 4.1% 4/15/24 (d)		2,537,000	2,558,284
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (f)	EUR	8,200,000	7,686,928
NRG Energy, Inc.:
3.375% 2/15/29(d)		3,565,000	3,172,618
5.25% 6/15/29(d)		3,295,000	3,213,416
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		3,029,605	3,029,605
PG&E Corp.:
5% 7/1/28		6,600,000	6,236,736
5.25% 7/1/30		11,820,000	10,903,832
Southern Co. 1.875% 9/15/81 (f)	EUR	8,500,000	7,471,054
SSE PLC 4.75% 9/16/77 (Reg. S) (f)		19,885,000	19,885,000
Vistra Operations Co. LLC:
5% 7/31/27(d)		3,800,000	3,717,559
5.625% 2/15/27(d)		3,370,000	3,371,685
			263,857,393
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (d)		1,645,000	1,666,780
Nakilat, Inc. 6.067% 12/31/33 (d)		1,191,981	1,283,838
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		900,000	766,575
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		1,725,000	1,610,719
			5,327,912
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		3,600,000	3,271,885
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		640,000	485,920
Emera U.S. Finance LP 3.55% 6/15/26		5,152,000	5,035,104
Energo-Pro A/S 8.5% 2/4/27 (d)		630,000	601,650
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		2,620,000	1,835,782
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		1,300,000	1,227,525
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	10,050,000	10,732,426
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		1,326,000	1,267,656
The AES Corp.:
2.45% 1/15/31		8,564,000	7,128,015
3.3% 7/15/25(d)		33,229,000	32,337,798
3.95% 7/15/30(d)		28,974,000	26,879,180
			90,802,941
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		1,540,000	1,430,083
4.875% 4/23/30(d)		250,000	264,422
Berkshire Hathaway Energy Co. 4.05% 4/15/25		49,782,000	50,902,443
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		3,091,000	2,953,366
NiSource, Inc.:
2.95% 9/1/29		31,524,000	28,507,236
5.25% 2/15/43		8,116,000	8,003,325
5.8% 2/1/42		4,036,000	4,103,944
5.95% 6/15/41		5,760,000	6,060,637
Puget Energy, Inc.:
4.1% 6/15/30		12,996,000	12,393,848
4.224% 3/15/32		21,626,000	20,635,539
Sempra Energy 6% 10/15/39		9,562,000	10,624,829
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 3.5238% 5/15/67 (f)(g)		2,459,000	1,934,618
			147,814,290
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	1,450,000	1,635,474
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	1,765,000	2,072,888
			3,708,362
TOTAL UTILITIES			511,510,898

TOTAL NONCONVERTIBLE BONDS			10,846,780,031
TOTAL CORPORATE BONDS (Cost $11,576,012,680)			10,873,112,335

U.S. Treasury Obligations - 26.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	207,334,000	147,020,863
1.375% 8/15/50 (i)(j)	1,000,000	667,773
1.75% 8/15/41	208,680,000	162,232,398
1.875% 11/15/51	543,875,000	414,364,766
2% 11/15/41 (i)	203,400,000	165,167,156
2% 8/15/51	1,387,676,000	1,088,837,809
2.25% 8/15/46 (j)	261,200	214,388
2.25% 2/15/52	299,670,000	250,645,861
3% 2/15/47	396,205,000	376,224,505
5% 5/15/37	16,600	20,774
U.S. Treasury Notes:
0.625% 7/31/26	100,000,000	91,382,812
0.75% 3/31/26 (i)(j)	15,751,000	14,577,058
0.75% 8/31/26	141,650,000	129,919,609
0.875% 6/30/26	620,620,000	574,267,444
1.125% 8/31/28	253,740,000	228,157,855
1.125% 2/15/31	428,551,000	371,985,615
1.25% 5/31/28	1,472,696,000	1,340,268,335
1.25% 9/30/28	344,070,000	311,437,111
1.375% 11/15/31	948,466,000	831,982,519
1.625% 9/30/26	683,928,000	650,586,510
1.875% 2/28/29 (k)	4,400,000	4,133,594
1.875% 2/15/32	331,350,000	303,884,200
2.125% 5/31/26	198,913,000	193,815,854
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,858,376,944)		7,651,794,809

U.S. Government Agency - Mortgage Securities - 14.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 4.6%
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (f)(g)	11,984	12,228
12 month U.S. LIBOR + 1.460% 1.856% 1/1/35 (f)(g)	12,962	13,250
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (f)(g)	4,138	4,262
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (f)(g)	9,541	9,885
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (f)(g)	13,278	13,601
12 month U.S. LIBOR + 1.620% 1.93% 5/1/35 (f)(g)	27,761	28,602
12 month U.S. LIBOR + 1.620% 2.002% 3/1/33 (f)(g)	17,821	18,226
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (f)(g)	11,657	12,017
12 month U.S. LIBOR + 1.630% 2.164% 11/1/36 (f)(g)	8,021	8,259
12 month U.S. LIBOR + 1.640% 2.05% 5/1/36 (f)(g)	21,063	21,743
12 month U.S. LIBOR + 1.640% 2.089% 6/1/47 (f)(g)	29,208	30,175
12 month U.S. LIBOR + 1.700% 2.379% 6/1/42 (f)(g)	24,312	25,184
12 month U.S. LIBOR + 1.730% 2.012% 3/1/40 (f)(g)	27,491	28,254
12 month U.S. LIBOR + 1.730% 2.377% 5/1/36 (f)(g)	20,169	20,895
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (f)(g)	36,069	37,455
12 month U.S. LIBOR + 1.750% 2.134% 7/1/35 (f)(g)	9,057	9,304
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (f)(g)	18,417	18,944
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (f)(g)	16,224	16,864
12 month U.S. LIBOR + 1.800% 2.054% 12/1/40 (f)(g)	885,928	917,980
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (f)(g)	95,360	98,383
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (f)(g)	20,361	20,938
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (f)(g)	20,316	21,191
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (f)(g)	8,582	8,915
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (f)(g)	39,548	40,876
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (f)(g)	15,877	16,394
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (f)(g)	7,777	7,879
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (f)(g)	17,876	18,622
6 month U.S. LIBOR + 1.470% 2.111% 10/1/33 (f)(g)	506	518
6 month U.S. LIBOR + 1.500% 1.736% 1/1/35 (f)(g)	40,769	41,869
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (f)(g)	259	266
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (f)(g)	5,109	5,240
6 month U.S. LIBOR + 1.530% 1.834% 3/1/35 (f)(g)	7,496	7,694
6 month U.S. LIBOR + 1.550% 2.002% 10/1/33 (f)(g)	2,584	2,655
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (f)(g)	3,951	4,083
6 month U.S. LIBOR + 1.740% 1.865% 12/1/34 (f)(g)	726	750
6 month U.S. LIBOR + 1.960% 2.444% 9/1/35 (f)(g)	5,344	5,548
U.S. TREASURY 1 YEAR INDEX + 1.940% 1.87% 10/1/33 (f)(g)	44,356	46,097
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (f)(g)	7,489	7,751
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (f)(g)	29,496	30,600
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (f)(g)	15,754	16,335
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.667% 7/1/34 (f)(g)	36,938	38,310
1.5% 11/1/40 to 10/1/51	37,968,392	33,017,678
2% 12/1/36 to 3/1/52 (i)	338,263,167	302,134,934
2.5% 5/1/31 to 3/1/52 (i)	332,135,182	310,063,150
3% 5/1/30 to 5/1/52	266,492,651	257,853,729
3.5% 5/1/36 to 3/1/52	169,896,630	168,730,704
4% 3/1/36 to 11/1/49	82,808,259	84,402,489
4.5% to 4.5% 6/1/33 to 8/1/49	68,241,109	70,937,468
5% 11/1/22 to 2/1/49	57,923,421	61,143,232
5.237% 8/1/41 (f)	681,583	715,939
5.5% 12/1/23 to 5/1/49	7,868,080	8,373,762
6% to 6% 9/1/29 to 1/1/42	2,855,561	3,131,508
6.5% 8/1/22 to 4/1/37	1,191,189	1,303,600
6.637% 2/1/39 (f)	415,400	440,609
7% to 7% 4/1/23 to 7/1/37	245,556	268,235
7.5% to 7.5% 6/1/25 to 11/1/31	118,225	127,935
8% 3/1/37	6,528	7,525
TOTAL FANNIE MAE		1,304,340,539
Freddie Mac - 3.1%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (f)(g)	14,053	14,227
12 month U.S. LIBOR + 1.370% 1.684% 3/1/36 (f)(g)	53,490	54,409
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (f)(g)	27,838	28,405
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (f)(g)	394,918	405,724
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (f)(g)	87,268	90,486
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (f)(g)	145,508	150,366
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (f)(g)	18,628	19,289
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (f)(g)	12,258	12,671
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (f)(g)	3,073	3,183
12 month U.S. LIBOR + 1.900% 2.188% 10/1/42 (f)(g)	103,640	107,336
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (f)(g)	8,151	8,498
12 month U.S. LIBOR + 1.910% 2.295% 6/1/41 (f)(g)	31,703	33,065
12 month U.S. LIBOR + 1.910% 2.434% 5/1/41 (f)(g)	25,083	26,150
12 month U.S. LIBOR + 1.910% 2.729% 5/1/41 (f)(g)	24,218	25,149
12 month U.S. LIBOR + 2.020% 2.931% 4/1/38 (f)(g)	16,059	16,512
12 month U.S. LIBOR + 2.030% 2.275% 3/1/33 (f)(g)	488	502
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (f)(g)	24,410	25,391
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (f)(g)	36,555	37,750
6 month U.S. LIBOR + 1.120% 1.424% 8/1/37 (f)(g)	17,728	17,931
6 month U.S. LIBOR + 1.580% 1.705% 12/1/35 (f)(g)	1,404	1,452
6 month U.S. LIBOR + 1.880% 2.335% 10/1/36 (f)(g)	61,312	63,228
6 month U.S. LIBOR + 1.990% 2.435% 10/1/35 (f)(g)	22,534	23,305
6 month U.S. LIBOR + 2.020% 2.169% 6/1/37 (f)(g)	11,850	12,334
6 month U.S. LIBOR + 2.680% 3.238% 10/1/35 (f)(g)	12,569	13,080
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.417% 6/1/33 (f)(g)	38,794	40,123
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.51% 6/1/33 (f)(g)	73,881	76,369
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.517% 3/1/35 (f)(g)	138,570	143,782
1.5% 12/1/40 to 10/1/51	13,669,145	11,846,409
2% 4/1/41 to 4/1/52	275,343,609	245,418,545
2.5% 6/1/31 to 2/1/52	230,267,816	214,684,151
3% 6/1/31 to 3/1/52	130,734,638	126,219,998
3.5% 1/1/32 to 3/1/52 (i)(k)(l)	159,260,917	159,174,824
3.5% 8/1/47	46,959	46,749
4% 5/1/37 to 6/1/48	110,044,010	112,370,014
4% 4/1/48	38,793	39,426
4.5% 6/1/25 to 7/1/49	23,040,728	23,996,831
5% 8/1/33 to 7/1/41	5,069,377	5,383,858
6% 1/1/23 to 12/1/37	525,222	573,190
6.5% 5/1/26 to 9/1/39	610,697	677,927
7% 3/1/26 to 9/1/36	264,090	291,356
7.5% 1/1/27 to 11/1/31	1,825	2,006
8% 7/1/24 to 4/1/32	5,417	5,981
8.5% 12/1/22 to 1/1/28	4,187	4,523
TOTAL FREDDIE MAC		902,186,505
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	322,499	323,187
Ginnie Mae - 3.5%
3.5% 6/20/34 to 5/20/50	62,284,506	62,408,767
4% 5/20/33 to 5/20/49	111,908,990	114,067,390
4.5% 6/20/33 to 8/15/41	11,194,168	11,693,513
5% 12/15/32 to 4/20/48	11,519,390	12,191,406
5.5% 7/15/33 to 9/15/39	392,998	421,320
6% to 6% 10/15/30 to 11/15/39	146,885	159,157
7% to 7% 11/15/22 to 3/15/33	307,402	333,588
7.5% to 7.5% 10/15/22 to 9/15/31	74,321	79,164
8% 6/15/22 to 11/15/29	13,765	14,608
8.5% 11/15/27 to 1/15/31	4,452	4,941
9% 1/15/23	12	12
2% 6/1/52 (l)	34,350,000	31,245,083
2% 6/1/52 (l)	34,400,000	31,290,563
2% 6/1/52 (l)	68,350,000	62,171,802
2% 6/1/52 (l)	13,650,000	12,416,168
2% 6/1/52 (l)	19,650,000	17,873,825
2% 6/1/52 (l)	19,750,000	17,964,786
2% 7/1/52 (l)	34,650,000	31,471,944
2% 7/1/52 (l)	17,800,000	16,167,405
2% 7/1/52 (l)	17,800,000	16,167,405
2% 7/1/52 (l)	66,600,000	60,491,528
2% 7/1/52 (l)	17,775,000	16,144,698
2% 7/1/52 (l)	17,775,000	16,144,698
2% 7/1/52 (l)	17,850,000	16,212,819
2.5% 7/20/51 to 12/20/51	9,085,439	8,558,663
2.5% 6/1/52 (l)	22,850,000	21,418,681
2.5% 6/1/52 (l)	38,550,000	36,135,236
2.5% 6/1/52 (l)	38,400,000	35,994,632
2.5% 6/1/52 (l)	38,400,000	35,994,632
2.5% 6/1/52 (l)	15,350,000	14,388,479
2.5% 6/1/52 (l)	20,700,000	19,403,356
2.5% 7/1/52 (l)	18,950,000	17,735,587
2.5% 7/1/52 (l)	19,100,000	17,875,975
2.5% 7/1/52 (l)	35,500,000	33,224,979
2.5% 7/1/52 (l)	38,500,000	36,032,724
2.5% 7/1/52 (l)	19,250,000	18,016,362
3% 5/20/42 to 10/20/51	83,833,575	81,230,491
3% 6/1/52 (l)	20,900,000	20,161,969
3% 6/1/52 (l)	16,000,000	15,435,000
3% 6/1/52 (l)	11,125,000	10,732,148
3% 6/1/52 (l)	11,175,000	10,780,383
3.5% 6/1/52 (l)	7,475,000	7,404,922
3.5% 6/1/52 (l)	4,975,000	4,928,359
3.5% 6/1/52 (l)	9,950,000	9,856,719
3.5% 6/1/52 (l)	3,900,000	3,863,438
6.5% 3/20/31 to 6/15/37	108,217	118,663
TOTAL GINNIE MAE		1,006,427,988
Uniform Mortgage Backed Securities - 3.2%
1.5% 6/1/37 (l)	9,950,000	9,187,426
1.5% 6/1/37 (l)	9,450,000	8,725,746
1.5% 6/1/52 (l)	36,650,000	31,092,372
1.5% 6/1/52 (l)	28,950,000	24,560,005
1.5% 6/1/52 (l)	14,450,000	12,258,793
1.5% 6/1/52 (l)	14,775,000	12,534,510
1.5% 7/1/52 (l)	14,900,000	12,698,758
2% 6/1/37 (l)	35,250,000	33,325,019
2% 6/1/37 (l)	35,250,000	33,325,019
2% 6/1/37 (l)	35,250,000	33,325,019
2% 6/1/37 (l)	15,200,000	14,369,937
2% 6/1/37 (l)	17,600,000	16,638,875
2% 6/1/37 (l)	17,050,000	16,118,910
2% 6/1/52 (l)	7,900,000	7,009,398
2% 6/1/52 (l)	38,950,000	34,558,995
2% 6/1/52 (l)	38,850,000	34,470,269
2% 6/1/52 (l)	23,700,000	21,028,195
2% 6/1/52 (l)	5,400,000	4,791,234
2% 7/1/52 (l)	26,250,000	23,255,859
2% 7/1/52 (l)	22,750,000	20,155,078
2% 7/1/52 (l)	33,250,000	29,457,422
2% 7/1/52 (l)	33,950,000	30,077,578
2% 7/1/52 (l)	17,775,000	15,747,539
2% 7/1/52 (l)	18,850,000	16,699,922
2.5% 6/1/37 (l)	27,650,000	26,770,810
2.5% 6/1/37 (l)	21,450,000	20,767,952
2.5% 6/1/52 (l)	5,200,000	4,785,215
2.5% 6/1/52 (l)	31,750,000	29,217,417
2.5% 6/1/52 (l)	36,550,000	33,634,538
2.5% 6/1/52 (l)	43,100,000	39,662,068
2.5% 6/1/52 (l)	24,700,000	22,729,770
2.5% 6/1/52 (l)	12,975,000	11,940,031
2.5% 7/1/52 (l)	24,350,000	22,369,641
2.5% 7/1/52 (l)	55,500,000	50,986,246
2.5% 7/1/52 (l)	19,050,000	17,500,684
3% 6/1/52 (l)	18,400,000	17,544,687
3% 7/1/52 (l)	17,450,000	16,606,811
3.5% 6/1/52 (l)	16,975,000	16,642,130
3.5% 6/1/52 (l)	10,750,000	10,539,199
3.5% 6/1/52 (l)	6,300,000	6,176,461
3.5% 6/1/52 (l)	950,000	931,371
3.5% 7/1/52 (l)	4,900,000	4,793,578
4% 6/1/52 (l)	13,300,000	13,305,199
4% 6/1/52 (l)	10,200,000	10,203,987
4% 6/1/52 (l)	9,200,000	9,203,596
4% 7/1/52 (l)	7,750,000	7,732,746
4.5% 6/1/52 (l)	10,500,000	10,684,573
4.5% 6/1/52 (l)	11,700,000	11,905,667
4.5% 7/1/52 (l)	9,200,000	9,331,893
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		921,378,148
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,298,860,588)		4,134,656,367

Asset-Backed Securities - 6.2%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)	9,223,923	6,365,666
Series 2019-1 Class A, 3.844% 5/15/39 (d)	10,436,710	6,411,584
Series 2019-2:
Class A, 3.376% 10/16/39 (d)	19,723,152	15,178,938
Class B, 4.458% 10/16/39 (d)	3,803,418	2,452,824
Series 2021-1A Class A, 2.95% 11/16/41 (d)	23,615,032	19,975,497
Series 2021-2A Class A, 2.798% 1/15/47 (d)	42,496,824	36,806,444
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (d)	8,900,000	8,757,513
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 1/15/32 (d)(f)(g)	6,384,000	6,244,293
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 2.1743% 10/17/34 (d)(f)(g)	15,632,000	15,123,788
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 2.0527% 4/20/34 (d)(f)(g)	39,309,000	37,860,228
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 0% 7/20/35 (d)(f)(g)(l)	18,066,000	17,834,069
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 2.2027% 7/20/34 (d)(f)(g)	18,308,000	17,705,905
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	478,000	487,253
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)	1,082,438	1,081,861
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	1,118,000	1,120,298
Class XS, 0% 10/17/52 (c)(d)(f)(m)	753,480	8
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)	7,343,777	6,201,417
Class B, 4.335% 1/16/40 (d)	1,174,570	534,347
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.3643% 10/15/32 (d)(f)(g)	20,251,000	19,927,673
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 2.214% 4/25/34 (d)(f)(g)	13,014,000	12,592,854
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 2.1743% 7/15/34 (d)(f)(g)	23,175,000	22,603,365
Ares LVIII CLO LLC Series 2022-58A Class AR, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.330% 2.1764% 1/15/35 (d)(f)(g)	30,273,000	29,353,881
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 2.1143% 4/15/34 (d)(f)(g)	27,448,000	26,540,789
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.2943% 4/17/33 (d)(f)(g)	8,282,000	8,135,177
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/36 (d)(f)(g)	15,712,000	15,266,266
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 2.204% 4/25/34 (d)(f)(g)	28,623,000	27,760,618
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 2.2827% 1/20/32 (d)(f)(g)	31,300,000	30,819,514
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.1464% 1/17/35 (d)(f)(g)	31,025,000	30,206,740
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1743% 1/15/35 (d)(f)(g)	23,740,000	23,013,176
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	19,825,767	17,744,854
Class AA, 2.487% 12/16/41 (d)(f)	2,240,791	2,110,825
Series 2021-1A Class A, 2.443% 7/15/46 (d)	30,934,408	26,814,839
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.0343% 4/15/29 (d)(f)(g)	24,619,902	24,287,755
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (c)(d)(f)(g)	330,000	33
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)	14,048,412	12,156,712
Class B, 5.095% 4/15/39 (d)	7,616,545	6,150,569
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)	9,920,339	8,932,868
Series 2021-1A Class A, 3.474% 1/15/46 (d)	7,320,375	6,576,520
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 2.1627% 10/20/32 (d)(f)(g)	18,972,000	18,494,873
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 2.0327% 4/20/35 (d)(f)(g)	28,708,000	27,792,869
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (d)(f)(g)	14,593,000	14,117,735
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 2.1127% 4/20/34 (d)(f)(g)	23,812,000	23,013,012
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 2.2327% 10/20/34 (d)(f)(g)	23,751,000	22,915,250
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.3557% 10/25/37 (d)(f)(g)	2,642,612	2,637,447
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 2.2627% 4/20/34 (d)(f)(g)	31,300,000	30,341,782
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 2.3727% 1/20/34 (d)(f)(g)	41,300,000	40,343,203
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 3.9123% 1/28/40 (c)(d)(f)(g)	403,341	40
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (d)	17,948,338	17,578,548
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (d)	382,000	357,079
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (d)	994,000	934,168
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (d)(f)(g)	16,182,000	15,687,059
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (d)(f)(g)	15,763,000	15,352,831
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 2.2643% 1/18/32 (d)(f)(g)	22,617,000	22,269,580
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.2243% 4/17/33 (d)(f)(g)	16,400,000	16,026,539
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/35 (d)(f)(g)	21,145,000	20,495,785
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 2.608% 2/20/35 (d)(f)(g)	12,306,000	11,917,955
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 4/15/31 (d)(f)(g)	10,674,000	10,454,446
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 1/15/35 (d)(f)(g)	27,609,000	26,814,827
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 2.2943% 1/15/34 (d)(f)(g)	6,600,000	6,453,064
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (d)	9,774,355	9,514,758
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (d)	756,000	715,692
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (d)	473,000	415,002
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 2.1543% 7/19/34 (d)(f)(g)	16,641,000	16,114,063
Class AR, 3 month U.S. LIBOR + 1.080% 2.4913% 11/16/34 (d)(f)(g)	23,750,000	23,147,534
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 2.778% 11/20/33 (d)(f)(g)	35,773,000	34,964,208
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (d)	900,383	806,934
Series 2021-2 Class G, 4.505% 12/17/26 (d)	4,087,916	3,595,650
Series 2021-3 Class F, 4.242% 1/17/41 (d)	617,241	542,531
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)	7,968,113	7,034,305
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)	8,852,100	7,878,344
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 2.2663% 10/22/34 (d)(f)(g)	16,712,000	16,131,158
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (d)(f)(g)	37,587,000	36,324,870
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 2.2543% 1/15/33 (d)(f)(g)	15,100,000	14,825,437
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 2.0563% 1/22/28 (d)(f)(g)	17,062,724	16,889,742
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 2.1843% 4/19/34 (d)(f)(g)	33,250,000	32,486,248
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 2.2363% 1/22/35 (d)(f)(g)	26,843,000	25,908,837
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 2.1643% 7/15/34 (d)(f)(g)	16,653,000	16,154,809
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 2.3363% 1/22/31 (d)(f)(g)	7,234,000	7,065,961
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 2.2027% 10/20/34 (d)(f)(g)	5,653,000	5,477,537
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (d)(f)(g)	28,658,000	27,837,321
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 2.0827% 4/20/34 (d)(f)(g)	23,008,000	22,339,779
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 2.314% 1/25/35 (d)(f)(g)	19,791,000	19,171,463
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 2.0343% 1/15/34 (d)(f)(g)	28,450,000	27,859,947
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (f)	81,240	82,278
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.1327% 10/20/30 (d)(f)(g)	25,105,000	24,738,291
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.2507% 1/25/36 (f)(g)	381,438	378,943
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1927% 10/20/34 (d)(f)(g)	9,205,000	8,946,496
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)	36,351,550	35,638,805
Series 2019-1A Class A2, 3.858% 12/5/49 (d)	17,434,690	15,684,544
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (d)	18,752,000	17,188,252
Class A2II, 4.008% 12/5/51 (d)	16,756,000	14,447,526
Progress Residential:
Series 2022-SFR2 Class E2, 4.8% 4/17/27	1,225,000	1,130,747
Series 2022-SFR3 Class F, 6.6% 4/17/39 (d)	1,450,000	1,387,430
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (d)	1,423,000	1,398,436
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (d)	546,000	528,842
Class G, 4.116% 9/17/36 (d)	466,000	453,711
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)	1,943,000	1,873,705
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)	674,000	634,812
Class H, 5.268% 4/17/37 (d)	189,000	182,077
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)	483,000	459,781
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)	735,000	670,644
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (d)	546,000	482,945
Class G, 4.003% 7/17/38 (d)	273,000	243,070
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (d)	361,000	314,369
Class G, 4.005% 10/17/38 (d)	2,380,000	2,108,251
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)	16,648,273	14,397,658
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 2.1827% 4/20/34 (d)(f)(g)	31,749,000	31,058,047
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (d)(f)(g)	31,230,000	30,319,939
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)	18,223,148	15,858,558
Class B, 4.335% 3/15/40 (d)	1,975,003	1,328,600
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)	22,598,000	22,047,289
1.884% 7/15/50 (d)	9,101,000	8,492,262
2.328% 7/15/52 (d)	6,959,000	6,269,974
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME TERM SOFR 1 MONTH INDEX + 4.500% 5.3628% 5/17/24 (d)(f)(g)	2,884,000	2,888,018
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (d)(f)(g)	32,177,000	31,239,887
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 2.1043% 7/15/32 (d)(f)(g)	3,095,000	3,038,789
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 2.0243% 4/19/34 (d)(f)(g)	28,855,000	27,903,304
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 2.1427% 4/20/33 (d)(f)(g)	30,048,000	29,359,781
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 5.8633% 12/5/36 (c)(d)(f)(g)	748,688	56
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.8657% 9/25/34 (f)(g)	13,543	13,248
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)	10,199,157	8,894,277
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)	18,091,732	15,804,033
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)	26,496,630	22,744,177
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6585% 3/25/58 (d)(f)	4,220,758	4,166,221
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.529% 4/6/42 (d)(f)(g)	1,639,000	1,202,184
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)	280,000	275,327
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)	924,000	849,535
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)	269,000	254,677
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (d)	1,931,000	1,881,319
Class E2, 5.739% 4/17/39 (d)	2,399,000	2,337,836
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (d)	315,000	278,836
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (d)	1,030,097	1,020,799
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.3327% 7/20/32 (d)(f)(g)	23,497,000	23,103,872
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 2.2043% 7/19/34 (d)(f)(g)	15,449,000	15,043,881
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (d)(f)(g)	31,775,000	30,725,917
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 7/16/34 (d)(f)(g)	15,502,000	15,035,607
TOTAL ASSET-BACKED SECURITIES (Cost $1,856,585,229)		1,765,145,046

Collateralized Mortgage Obligations - 0.8%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (d)	12,964,424	11,869,170
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (d)(f)	12,562,097	12,114,811
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)	12,839,736	12,667,884
Series 2021-HB6 Class A, 0.8983% 6/25/36 (d)	15,496,853	15,290,237
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (d)	9,321,536	9,230,372
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)	396,182	392,365
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (d)(f)	3,830	631
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 1.2279% 5/27/37 (d)(f)(g)	1,067,454	1,053,188
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(g)	153,098	15
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (d)(f)	11,735,117	11,648,063
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (d)	14,390,980	13,869,507
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)	6,198,623	5,923,289
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (f)(g)	3,190	3,032
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.6457% 9/25/43 (f)(g)	1,631,426	1,583,147
TOTAL PRIVATE SPONSOR		95,645,711
U.S. Government Agency - 0.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 1.8057% 2/25/32 (f)(g)	5,240	5,318
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.9356% 3/18/32 (f)(g)	9,898	10,086
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.0057% 4/25/32 (f)(g)	11,229	11,467
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.0057% 10/25/32 (f)(g)	14,603	14,891
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 1.7557% 1/25/32 (f)(g)	5,192	5,260
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.0943% 12/25/33 (f)(m)(n)	193,987	36,927
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.6743% 11/25/36 (f)(m)(n)	134,973	18,415
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	255	257
Series 1993-207 Class H, 6.5% 11/25/23	19,406	19,740
Series 1996-28 Class PK, 6.5% 7/25/25	7,786	7,939
Series 1999-17 Class PG, 6% 4/25/29	60,313	63,374
Series 1999-32 Class PL, 6% 7/25/29	66,541	70,116
Series 1999-33 Class PK, 6% 7/25/29	50,907	53,626
Series 2001-52 Class YZ, 6.5% 10/25/31	7,595	7,961
Series 2003-28 Class KG, 5.5% 4/25/23	6,223	6,262
Series 2005-102 Class CO 11/25/35 (o)	35,341	30,992
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 14.9352% 8/25/35 (f)(n)	8,496	9,683
Series 2005-81 Class PC, 5.5% 9/25/35	98,487	105,082
Series 2006-12 Class BO 10/25/35 (o)	161,485	142,529
Series 2006-15 Class OP 3/25/36 (o)	188,620	160,091
Series 2006-37 Class OW 5/25/36 (o)	18,381	15,143
Series 2006-45 Class OP 6/25/36 (o)	58,193	48,270
Series 2006-62 Class KP 4/25/36 (o)	96,637	82,169
Series 2012-149:
Class DA, 1.75% 1/25/43	1,800,238	1,706,662
Class GA, 1.75% 6/25/42	1,954,672	1,849,247
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	12,659	13,418
Series 1999-25 Class Z, 6% 6/25/29	57,431	59,935
Series 2001-20 Class Z, 6% 5/25/31	69,353	73,317
Series 2001-31 Class ZC, 6.5% 7/25/31	34,838	36,748
Series 2002-16 Class ZD, 6.5% 4/25/32	24,193	25,332
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 6.5443% 11/25/32 (f)(m)(n)	73,766	5,441
Series 2012-67 Class AI, 4.5% 7/25/27 (m)	197,207	8,720
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.6343% 12/25/36 (f)(m)(n)	93,275	15,991
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 5.4343% 5/25/37 (f)(m)(n)	47,334	7,849
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 16.9551% 9/25/23 (f)(n)	931	971
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.0943% 3/25/33 (f)(m)(n)	11,675	1,967
Series 2005-72 Class ZC, 5.5% 8/25/35	751,509	786,157
Series 2005-79 Class ZC, 5.9% 9/25/35	565,175	602,196
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 34.5857% 6/25/37 (f)(n)	43,250	69,467
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 33.5657% 7/25/37 (f)(n)	64,314	104,176
Class SB, 39.600% - 1 month U.S. LIBOR 33.5657% 7/25/37 (f)(n)	20,771	29,248
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 5.5393% 8/25/37 (f)(m)(n)	1,889,004	284,687
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 5.3443% 3/25/38 (f)(m)(n)	317,941	45,490
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.0443% 12/25/40 (f)(m)(n)	325,151	39,146
Class ZA, 4.5% 12/25/40	891,825	962,099
Series 2010-139 Class NI, 4.5% 2/25/40 (m)	118,327	4,277
Series 2010-150 Class ZC, 4.75% 1/25/41	1,662,799	1,757,646
Series 2010-95 Class ZC, 5% 9/25/40	3,862,688	4,088,646
Series 2011-39 Class ZA, 6% 11/25/32	231,032	247,142
Series 2011-4 Class PZ, 5% 2/25/41	551,458	570,614
Series 2011-67 Class AI, 4% 7/25/26 (m)	35,874	1,271
Series 2011-83 Class DI, 6% 9/25/26 (m)	2,357	20
Series 2012-100 Class WI, 3% 9/25/27 (m)	976,946	57,727
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.6443% 12/25/30 (f)(m)(n)	147,893	3,929
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.5443% 6/25/41 (f)(m)(n)	110,011	2,872
Series 2013-133 Class IB, 3% 4/25/32 (m)	343,905	12,946
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.0443% 1/25/44 (f)(m)(n)	289,146	48,010
Series 2013-51 Class GI, 3% 10/25/32 (m)	1,212,873	83,475
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.7143% 6/25/35 (f)(m)(n)	267,165	32,583
Series 2015-42 Class IL, 6% 6/25/45 (m)	1,831,068	344,620
Series 2015-70 Class JC, 3% 10/25/45	1,592,423	1,572,835
Series 2017-30 Class AI, 5.5% 5/25/47 (m)	1,072,906	206,531
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (m)	49,471	8,627
Series 343 Class 16, 5.5% 5/25/34 (m)	44,093	7,138
Series 348 Class 14, 6.5% 8/25/34 (f)(m)	30,943	6,460
Series 351:
Class 12, 5.5% 4/25/34 (f)(m)	19,344	3,485
Class 13, 6% 3/25/34 (m)	28,434	5,055
Series 359 Class 19, 6% 7/25/35 (f)(m)	16,621	3,285
Series 384 Class 6, 5% 7/25/37 (m)	190,525	33,916
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 1.6747% 1/15/32 (f)(g)	3,887	3,944
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.7747% 3/15/32 (f)(g)	6,081	6,192
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.8747% 3/15/32 (f)(g)	5,793	5,906
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.7747% 6/15/31 (f)(g)	10,519	10,688
Class FG, 1 month U.S. LIBOR + 0.900% 1.7747% 3/15/32 (f)(g)	3,396	3,455
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.1247% 5/15/37 (f)(g)	239,264	238,364
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	77,067	81,309
Series 2101 Class PD, 6% 11/15/28	5,989	6,321
Series 2121 Class MG, 6% 2/15/29	30,067	31,692
Series 2131 Class BG, 6% 3/15/29	219,445	231,662
Series 2137 Class PG, 6% 3/15/29	33,602	35,477
Series 2154 Class PT, 6% 5/15/29	58,304	61,560
Series 2162 Class PH, 6% 6/15/29	11,987	12,616
Series 2520 Class BE, 6% 11/15/32	94,399	101,357
Series 2693 Class MD, 5.5% 10/15/33	904,614	928,107
Series 2802 Class OB, 6% 5/15/34	85,104	90,037
Series 3002 Class NE, 5% 7/15/35	233,478	244,253
Series 3110 Class OP 9/15/35 (o)	75,480	70,043
Series 3119 Class PO 2/15/36 (o)	223,767	188,050
Series 3121 Class KO 3/15/36 (o)	34,599	29,578
Series 3123 Class LO 3/15/36 (o)	126,347	106,768
Series 3145 Class GO 4/15/36 (o)	133,110	113,010
Series 3189 Class PD, 6% 7/15/36	195,879	211,927
Series 3225 Class EO 10/15/36 (o)	69,612	57,917
Series 3258 Class PM, 5.5% 12/15/36	86,156	91,887
Series 3415 Class PC, 5% 12/15/37	89,157	92,537
Series 3806 Class UP, 4.5% 2/15/41	415,039	422,661
Series 3832 Class PE, 5% 3/15/41	856,996	894,996
Series 4135 Class AB, 1.75% 6/15/42	1,468,156	1,397,527
sequential payer:
Series 2135 Class JE, 6% 3/15/29	14,944	15,776
Series 2274 Class ZM, 6.5% 1/15/31	20,966	22,083
Series 2281 Class ZB, 6% 3/15/30	42,612	44,855
Series 2303 Class ZV, 6% 4/15/31	21,587	22,846
Series 2357 Class ZB, 6.5% 9/15/31	166,131	177,979
Series 2502 Class ZC, 6% 9/15/32	40,532	43,494
Series 2519 Class ZD, 5.5% 11/15/32	60,221	64,023
Series 2546 Class MJ, 5.5% 3/15/23	4,258	4,290
Series 2601 Class TB, 5.5% 4/15/23	1,948	1,962
Series 2998 Class LY, 5.5% 7/15/25	25,561	26,279
Series 3871 Class KB, 5.5% 6/15/41	1,410,734	1,524,830
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.7253% 2/15/36 (f)(m)(n)	61,305	8,056
Series 2013-4281 Class AI, 4% 12/15/28 (m)	286,379	8,595
Series 2017-4683 Class LM, 3% 5/15/47	2,519,536	2,483,186
Series 2933 Class ZM, 5.75% 2/15/35	1,174,090	1,269,120
Series 2935 Class ZK, 5.5% 2/15/35	946,921	1,015,215
Series 2947 Class XZ, 6% 3/15/35	385,122	415,288
Series 2996 Class ZD, 5.5% 6/15/35	802,557	858,524
Series 3237 Class C, 5.5% 11/15/36	1,078,424	1,135,494
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.7853% 11/15/36 (f)(m)(n)	288,179	44,495
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.8753% 3/15/37 (f)(m)(n)	427,912	74,989
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.8853% 4/15/37 (f)(m)(n)	614,365	97,518
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 5.7053% 6/15/37 (f)(m)(n)	201,687	28,335
Series 3949 Class MK, 4.5% 10/15/34	162,950	167,908
Series 4055 Class BI, 3.5% 5/15/31 (m)	359,520	13,837
Series 4149 Class IO, 3% 1/15/33 (m)	635,231	56,657
Series 4314 Class AI, 5% 3/15/34 (m)	120,004	5,353
Series 4427 Class LI, 3.5% 2/15/34 (m)	1,005,515	80,044
Series 4471 Class PA 4% 12/15/40	870,563	880,164
target amortization class Series 2156 Class TC, 6.25% 5/15/29	32,767	34,042
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.4541% 2/15/24 (f)(g)	5,388	5,401
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	25,373	26,685
Series 2056 Class Z, 6% 5/15/28	59,543	62,728
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,977,677	2,029,401
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	5,104,420	5,109,515
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.8153% 6/16/37 (f)(m)(n)	117,905	17,573
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 1.248% 3/20/60 (f)(g)(p)	1,523,579	1,518,884
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.028% 7/20/60 (f)(g)(p)	227,656	225,801
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.7376% 9/20/60 (f)(g)(p)	276,489	274,179
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.7376% 8/20/60 (f)(g)(p)	236,877	234,952
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.8176% 12/20/60 (f)(g)(p)	593,004	588,997
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 12/20/60 (f)(g)(p)	581,421	578,960
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 2/20/61 (f)(g)(p)	604,832	602,348
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.9276% 2/20/61 (f)(g)(p)	920,229	916,379
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 4/20/61 (f)(g)(p)	544,281	541,887
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.9376% 5/20/61 (f)(g)(p)	855,512	851,957
Class FC, 1 month U.S. LIBOR + 0.500% 0.9376% 5/20/61 (f)(g)(p)	630,325	627,597
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.9676% 6/20/61 (f)(g)(p)	738,926	736,209
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.0376% 10/20/61 (f)(g)(p)	1,486,114	1,482,335
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.1376% 11/20/61 (f)(g)(p)	829,738	829,023
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.1376% 1/20/62 (f)(g)(p)	511,087	510,609
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.0676% 1/20/62 (f)(g)(p)	724,047	722,562
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.0676% 3/20/62 (f)(g)(p)	475,006	474,585
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.0876% 5/20/61 (f)(g)(p)	14,715	14,688
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.9576% 10/20/62 (f)(g)(p)	363,536	362,142
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.7976% 3/20/63 (f)(g)(p)	631,351	626,960
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.0376% 1/20/64 (f)(g)(p)	578,495	577,143
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.0376% 12/20/63 (f)(g)(p)	2,492,570	2,486,847
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.9376% 6/20/64 (f)(g)(p)	3,063,320	3,050,840
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 0.9376% 9/20/64 (f)(g)(p)	10,035,612	9,993,390
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.8376% 12/20/62 (f)(g)(p)	45,493	45,127
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 1.3273% 1/20/49 (f)(g)	4,864,856	4,886,118
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 1.4273% 10/20/49 (f)(g)	1,403,141	1,407,134
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 1.3773% 2/20/49 (f)(g)	2,935,947	2,953,900
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 8.1454% 12/20/40 (f)(n)	1,627,386	1,575,550
Series 2011-136 Class WI, 4.5% 5/20/40 (m)	47,988	3,284
Series 2016-69 Class WA, 3% 2/20/46	1,337,896	1,308,003
Series 2017-134 Class BA, 2.5% 11/20/46	2,054,225	1,982,934
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	336,050	346,036
Series 2010-160 Class DY, 4% 12/20/40	3,181,928	3,183,177
Series 2010-170 Class B, 4% 12/20/40	713,080	713,451
Series 2017-139 Class BA, 3% 9/20/47	6,288,477	6,151,731
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 5.6253% 5/16/34 (f)(m)(n)	70,029	8,285
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 6.3253% 8/17/34 (f)(m)(n)	66,764	10,824
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 34.9517% 6/16/37 (f)(n)	5,752	8,025
Series 2010-116 Class QB, 4% 9/16/40	7,329,545	7,428,648
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.028% 5/20/60 (f)(g)(p)	716,827	711,432
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.1727% 7/20/41 (f)(m)(n)	275,437	40,050
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.8253% 6/16/42 (f)(m)(n)	255,864	35,653
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 7.4303% 4/20/39 (f)(n)	11,588	11,613
Series 2013-149 Class MA, 2.5% 5/20/40	2,884,833	2,839,207
Series 2014-2 Class BA, 3% 1/20/44	4,021,998	3,885,061
Series 2014-21 Class HA, 3% 2/20/44	1,470,574	1,424,808
Series 2014-25 Class HC, 3% 2/20/44	2,549,563	2,459,623
Series 2014-5 Class A, 3% 1/20/44	2,242,059	2,166,403
Series 2015-H13 Class HA, 2.5% 8/20/64 (p)	21,719	21,197
Series 2017-186 Class HK, 3% 11/16/45	3,610,530	3,502,324
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.02% 8/20/66 (f)(g)(p)	6,489,367	6,442,557
TOTAL U.S. GOVERNMENT AGENCY		124,784,782
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $226,610,287)		220,430,493

Commercial Mortgage Securities - 5.1%
	Principal Amount (a)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.875% 4/15/34 (d)(f)(g)	1,031,000	977,769
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.975% 4/15/35 (d)(f)(g)	710,000	660,206
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 3.175% 6/15/35 (d)(f)(g)	304,000	285,719
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 4.075% 3/15/34 (d)(f)(g)	987,000	926,574
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.825% 4/15/36 (d)(f)(g)	1,880,000	1,797,092
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 4.625% 9/15/38 (d)(f)(g)	1,120,000	1,069,449
Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.932% 1/15/39 (d)(f)(g)	16,838,000	16,430,788
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 2.332% 1/15/39 (d)(f)(g)	3,181,000	3,091,135
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.932% 1/15/39 (d)(f)(g)	2,271,000	2,195,301
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)	11,600,000	11,193,063
Class ANM, 3.112% 11/5/32 (d)	14,236,000	13,689,281
Series 2015-200P Class F, 3.5958% 4/14/33 (d)(f)	831,000	756,610
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)	3,196,000	3,026,568
Class CNM, 3.7186% 11/5/32 (d)(f)	1,322,000	1,229,543
BANK:
sequential payer:
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,606,000	2,406,495
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (d)	943,000	643,049
Class E, 2.5% 6/15/55 (d)	738,000	462,597
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	1,426,000	1,196,674
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)	830,000	684,213
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)	1,738,000	1,350,687
Class E, 2.8% 11/15/50 (d)	1,092,000	700,857
Series 2018-BN12 Class D, 3% 5/15/61 (d)	866,000	652,679
Series 2018-BN15:
Class D, 3% 11/15/61 (d)	735,000	560,694
Class E, 3% 11/15/61 (d)	735,000	524,677
Series 2019-BN18 Class D, 3% 5/15/62 (d)	1,150,000	909,642
Series 2019-BN19 Class D, 3% 8/15/61 (d)	1,680,000	1,243,594
Series 2020-BN25 Class C, 3.3536% 1/15/63 (f)	1,375,000	1,212,679
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)	430,000	322,411
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)	441,000	307,231
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)	525,000	367,204
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)	357,000	247,186
Class MCDG, 2.9182% 12/15/53 (f)	3,731,000	2,604,147
Series 2021-BN38 Class C, 3.2169% 12/15/64 (f)	260,000	217,605
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)	610,000	557,718
Class D, 3.25% 2/15/50 (d)	1,222,000	1,024,448
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.7618% 7/15/49 (f)(m)	16,894,848	899,497
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)	333,000	249,615
BBCMS Series 2022-C15 Class C, 3.8315% 4/15/55 (f)	230,000	200,594
BBCMS Mortgage Trust:
sequential payer Series 2020-C8 Class E, 2.25% 10/15/53 (d)	1,476,000	990,382
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (d)(f)	868,000	738,024
Class E, 3.6089% 8/14/36 (d)(f)	637,000	510,800
Series 2019-C3 Class C, 4.178% 5/15/52	477,000	444,910
Series 2020-C6 Class E, 2.4% 2/15/53 (d)	628,000	440,220
Series 2020-C7 Class D, 3.604% 4/15/53 (d)(f)	393,000	309,589
BCP Trust floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 5.509% 6/15/38 (d)(f)(g)	1,066,000	999,553
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	2,953,000	2,961,632
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(f)	719,000	630,053
Class 225E, 3.2943% 12/15/62 (d)(f)	485,000	409,728
Series 2020-B20 Class E, 2% 10/15/53 (d)	1,029,000	665,412
Series 2018-B7:
Class D, 3% 5/15/53 (d)(f)	614,000	491,158
Class E, 3% 5/15/53 (d)(f)	614,000	461,159
Series 2019-B14 Class XA, 0.7808% 12/15/62 (f)(m)	33,367,004	1,265,107
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (c)(d)(f)	1,995,000	1,530,294
Class D, 2.25% 7/15/53 (d)	1,365,000	969,012
Series 2020-B21:
Class D, 2% 12/17/53 (d)	798,000	570,189
Class E, 2% 12/17/53 (d)	737,000	472,975
Series 2020-B22 Class E, 2% 1/15/54 (d)	894,000	580,107
Series 2020-IG2:
Class C, 3.2931% 9/15/48 (d)(f)	546,000	442,714
Class D, 3.2931% 9/15/48 (d)(f)	693,000	466,512
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)	1,400,000	1,032,422
Series 2021-B25:
Class 300D, 2.9942% 4/15/54 (d)(f)	1,520,000	1,162,436
Class 300E, 3.094% 4/15/54 (d)(f)	504,000	369,225
Series 2022-B35:
Class C, 4.5939% 5/15/55	1,281,000	1,158,243
Class D, 2.5% 5/15/55 (d)	1,701,000	1,142,804
BFLD Trust:
floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 5.725% 10/15/35 (d)(f)(g)	993,000	954,051
floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.925% 11/15/28 (d)(f)(g)	13,834,000	13,664,949
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.813% 8/15/36 (d)(f)(g)	570,500	533,818
BMO Mortgage Trust Series 2022-C1:
Class 360D, 3.9387% 2/15/42 (d)(f)	798,000	649,315
Class 360E, 4.0699% 2/15/42 (d)(f)	966,000	764,151
BPR Trust floater Series 2022-OANA:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.890% 2.6797% 4/15/37 (d)(f)(g)	53,633,000	52,215,362
Class B, CME TERM SOFR 1 MONTH INDEX + 2.440% 3.2287% 4/15/37 (d)(f)(g)	14,248,000	13,939,729
Class D, CME TERM SOFR 1 MONTH INDEX + 3.690% 4.4767% 4/15/37 (d)(f)(g)	2,373,000	2,317,880
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 3.275% 6/15/35 (d)(f)(g)	294,000	272,581
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class G, 1 month U.S. LIBOR + 3.960% 4.844% 12/15/38 (d)(f)(g)	8,125,000	7,609,006
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 3.9618% 4/15/34 (d)(f)(g)	709,000	660,270
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 1.5641% 10/15/36 (d)(f)(g)	32,338,000	30,748,251
Class B, 1 month U.S. LIBOR + 0.890% 1.7738% 10/15/36 (d)(f)(g)	4,838,000	4,568,681
Class C, 1 month U.S. LIBOR + 1.090% 1.9736% 10/15/36 (d)(f)(g)	6,475,000	6,051,694
Class D, 1 month U.S. LIBOR + 1.290% 2.1733% 10/15/36 (d)(f)(g)	6,286,000	5,815,888
Class E, 1 month U.S. LIBOR + 1.940% 2.8225% 10/15/36 (d)(f)(g)	21,856,000	20,365,871
Class G, 1 month U.S. LIBOR + 2.940% 3.8211% 10/15/36 (d)(f)(g)	1,428,000	1,298,814
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 4.8273% 5/15/38 (d)(f)(g)	3,531,000	3,311,712
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.8089% 2/15/39 (d)(f)(g)	40,233,805	38,848,660
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 2.1083% 2/15/39 (d)(f)(g)	12,122,709	11,683,540
Class C, CME TERM SOFR 1 MONTH INDEX + 1.560% 2.3577% 2/15/39 (d)(f)(g)	12,122,709	11,622,884
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 2.7568% 2/15/39 (d)(f)(g)	12,122,709	11,607,109
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.751% 11/15/32 (d)(f)(g)	5,594,000	5,462,738
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (d)(f)	5,234,000	4,326,495
Class E, 3.5488% 3/11/44 (d)(f)	5,065,000	4,101,236
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 5.125% 7/15/34 (d)(f)(g)	1,145,800	1,115,210
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 3.5% 9/15/37 (d)(f)(g)	5,320,431	4,442,569
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 3.1116% 10/15/36 (d)(f)(g)	972,000	898,899
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.175% 4/15/34 (d)(f)(g)	11,328,000	10,965,284
Class C, 1 month U.S. LIBOR + 1.600% 2.475% 4/15/34 (d)(f)(g)	7,490,000	7,241,146
Class D, 1 month U.S. LIBOR + 1.900% 2.775% 4/15/34 (d)(f)(g)	7,862,000	7,585,806
Class G, 1 month U.S. LIBOR + 3.600% 4.475% 4/15/34 (d)(f)(g)	1,533,000	1,429,785
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.955% 10/15/36 (d)(f)(g)	9,759,700	9,606,998
Class C, 1 month U.S. LIBOR + 1.250% 2.125% 10/15/36 (d)(f)(g)	12,268,900	12,046,185
Class D, 1 month U.S. LIBOR + 1.450% 2.325% 10/15/36 (d)(f)(g)	17,378,250	17,029,682
Class E, 1 month U.S. LIBOR + 1.800% 2.675% 10/15/36 (d)(f)(g)	24,417,950	23,744,522
Class J, 1 month U.S. LIBOR + 2.650% 3.525% 10/15/36 (d)(f)(g)	7,225,000	6,935,192
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 4.885% 10/15/36 (d)(f)(g)	1,008,000	925,153
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 4.17% 11/15/38 (d)(f)(g)	1,197,000	1,135,955
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 3.4685% 10/15/36 (d)(f)(g)	2,468,000	2,316,790
Class G, 1 month U.S. LIBOR + 3.140% 4.0171% 10/15/36 (d)(f)(g)	2,805,000	2,609,215
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 4.2245% 10/15/26 (d)(f)(g)	3,318,000	3,093,082
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 3.275% 2/15/36 (d)(f)(g)	589,000	542,168
Class FV, 1 month U.S. LIBOR + 2.400% 3.275% 2/15/36 (d)(f)(g)	342,000	315,277
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 3.8747% 1/15/34 (d)(f)(g)	3,772,000	3,533,320
Class G, 1 month U.S. LIBOR + 3.900% 4.7747% 1/15/34 (d)(f)(g)	204,000	190,370
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 2.812% 9/15/34 (d)(f)(g)	798,000	744,071
Series 2021-SOAR:
Class G, 3.675% 6/15/38 (d)(f)	567,000	518,887
Class J, 4.625% 6/15/38 (d)(f)	1,134,000	1,034,007
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 3.2747% 9/15/36 (d)(f)(g)	405,000	378,158
Class G, 1 month U.S. LIBOR + 2.850% 3.7247% 9/15/36 (d)(f)(g)	2,573,000	2,380,577
Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 4.765% 10/15/38 (d)(f)(g)	6,974,828	6,538,433
Series 2022-IND:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.490% 2.287% 4/15/37 (d)(f)(g)	28,860,000	28,247,724
Class B, CME TERM SOFR 1 MONTH INDEX + 1.940% 2.736% 4/15/37 (d)(f)(g)	14,711,000	14,338,569
Class C, CME TERM SOFR 1 MONTH INDEX + 2.290% 2.64% 4/15/37 (d)(f)(g)	3,320,000	3,199,732
Class D, CME TERM SOFR 1 MONTH INDEX + 2.830% 3.189% 4/15/37 (d)(f)(g)	2,779,000	2,661,658
Class F, CME TERM SOFR 1 MONTH INDEX + 4.780% 5.582% 4/15/37 (d)(f)(g)	4,166,000	3,984,222
Series 2022-LBA6:
Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 4.1317% 1/15/39 (d)(f)(g)	2,072,000	1,969,615
Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 4.200% 4.9817% 1/15/39 (d)(f)(g)	651,000	618,678
Series 2022-LP2 Class G, CME TERM SOFR 1 MONTH INDEX + 4.100% 4.9018% 2/15/39 (d)(f)(g)	3,270,159	3,086,135
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 4.068% 10/15/23 (d)(f)(g)	616,000	563,688
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.875% 4/15/34 (d)(f)(g)	14,805,000	14,498,849
Series 2019-OC11:
Class D, 4.0755% 12/9/41 (d)(f)	168,000	148,593
Class E, 4.0755% 12/9/41 (d)(f)	5,282,000	4,395,798
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (d)(f)	336,000	227,617
BXSC floater Series 2022-WSS Class F, 6.111% 3/15/35 (d)(f)	2,721,000	2,625,707
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (d)(f)	1,743,000	1,478,404
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class F, 1 month U.S. LIBOR + 2.550% 3.425% 12/15/37 (d)(f)(g)	151,000	145,329
Class G, 1 month U.S. LIBOR + 3.250% 4.125% 12/15/37 (d)(f)(g)	5,311,000	5,113,811
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5478% 2/10/50 (f)	1,482,000	1,366,540
Class D, 3.25% 2/10/50 (d)	1,340,000	996,844
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME TERM SOFR 1 MONTH INDEX + 3.610% 4.3952% 2/15/39 (d)(f)(g)	3,948,000	3,646,251
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)	37,287,777	33,614,543
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.8247% 11/15/36 (d)(f)(g)	10,499,000	10,219,789
Class B, 1 month U.S. LIBOR + 1.250% 2.1247% 11/15/36 (d)(f)(g)	2,800,000	2,716,773
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.995% 6/15/34 (d)(f)(g)	28,459,273	27,809,357
Class B, 1 month U.S. LIBOR + 1.500% 2.375% 6/15/34 (d)(f)(g)	5,602,110	5,416,428
Class C, 1 month U.S. LIBOR + 1.750% 2.625% 6/15/34 (d)(f)(g)	6,329,798	6,092,809
Class E, 1 month U.S. LIBOR + 2.350% 3.225% 6/15/34 (d)(f)(g)	2,939,544	2,785,584
Class F, 1 month U.S. LIBOR + 2.600% 3.4832% 6/15/34 (d)(f)(g)	3,794,305	3,593,522
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 3.175% 8/15/36 (d)(f)(g)	2,127,177	2,022,237
Class D, 1 month U.S. LIBOR + 3.050% 3.925% 8/15/36 (d)(f)(g)	4,240,500	4,001,106
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (d)(f)	1,306,000	1,240,533
Series 2013-GC15 Class D, 5.174% 9/10/46 (d)(f)	2,196,000	2,128,760
Series 2015-GC29 Class XA, 1.0202% 4/10/48 (f)(m)	32,654,000	775,069
Series 2015-GC33 Class XA, 0.8795% 9/10/58 (f)(m)	53,387,088	1,279,950
Series 2016-C3 Class D, 3% 11/15/49 (d)	1,507,000	1,112,688
Series 2016-P6 Class XA, 0.5689% 12/10/49 (f)(m)	38,231,977	812,953
Series 2019-GC41:
Class D, 3% 8/10/56 (d)	378,000	290,407
Class E, 3% 8/10/56 (d)	834,000	600,976
Series 2019-GC43 Class E, 3% 11/10/52 (d)	1,196,000	895,149
Series 2020-420K Class E, 3.3118% 11/10/42 (d)(f)	1,029,000	777,177
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)	1,208,000	914,770
Class E, 2.6% 2/15/53 (d)	136,000	95,395
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.925% 9/15/33 (d)(f)(g)	468,000	415,597
Class G, 1 month U.S. LIBOR + 5.050% 5.9313% 9/15/33 (d)(f)(g)	544,000	461,595
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)	5,924,751	5,910,340
Series 2013-LC6 Class E, 3.5% 1/10/46 (c)(d)	959,000	839,593
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,007,100	5,015,594
Series 2012-CR1:
Class C, 5.2667% 5/15/45 (f)	769,000	757,465
Class D, 5.2667% 5/15/45 (d)(f)	2,108,000	1,886,660
Class G, 2.462% 5/15/45 (d)	774,000	171,845
Series 2012-LC4 Class C, 5.2799% 12/10/44 (f)	166,000	164,194
Series 2013-CR10 Class D, 4.8996% 8/10/46 (d)(f)	1,490,000	1,452,935
Series 2013-CR9 Class C, 4.2928% 7/10/45 (d)(f)	334,462	311,520
Series 2013-LC6 Class D, 4.2827% 1/10/46 (d)(f)	1,664,000	1,629,624
Series 2014-CR15 Class D, 4.6775% 2/10/47 (d)(f)	298,000	293,845
Series 2014-CR17 Class E, 4.8472% 5/10/47 (d)(f)	255,000	190,532
Series 2014-CR20 Class XA, 0.9824% 11/10/47 (f)(m)	62,319,678	1,147,336
Series 2014-LC17 Class XA, 0.7113% 10/10/47 (f)(m)	38,268,231	492,772
Series 2014-UBS2 Class D, 4.9799% 3/10/47 (d)(f)	994,000	948,075
Series 2014-UBS6 Class XA, 0.8536% 12/10/47 (f)(m)	75,493,579	1,299,350
Series 2015-3BP Class F, 3.2384% 2/10/35 (d)(f)	1,538,000	1,413,410
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	1,751,000	1,450,862
Series 2019-CD4 Class C, 4.3497% 5/10/50 (f)	1,316,000	1,224,122
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	368,000	298,026
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.9818% 11/10/49 (f)	619,000	555,269
Class D, 2.7318% 11/10/49 (f)	546,000	412,637
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8742% 8/15/45 (d)(f)	105,000	103,465
Class E, 4.8742% 8/15/45 (d)(f)	1,835,100	1,641,118
Class F, 4.25% 8/15/45 (d)	2,033,000	1,622,918
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)	522,000	288,511
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 2.775% 12/15/31 (d)(f)(g)	1,175,200	1,108,988
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.9968% 11/13/39 (d)(f)	1,196,000	919,773
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 5.0916% 6/15/34 (d)(g)	1,135,200	1,067,999
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (c)(d)	51,211	13,545
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 2.105% 5/15/36 (d)(f)(g)	15,845,000	15,527,831
Class C, 1 month U.S. LIBOR + 1.430% 2.305% 5/15/36 (d)(f)(g)	3,089,000	3,021,119
Class F, 1 month U.S. LIBOR + 2.650% 3.525% 5/15/36 (d)(f)(g)	693,000	665,187
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 7.032% 10/15/37 (d)(f)(g)	1,029,000	1,010,446
Series 2021-4SZN Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.960% 4.7485% 11/15/23 (d)(f)(g)	4,746,000	4,533,761
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)	7,443,053	6,931,547
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)	11,930,000	11,683,772
Class B, 4.5349% 4/15/36 (d)	3,730,000	3,614,402
Class C, 4.782% 4/15/36 (d)(f)	2,462,000	2,372,263
Class D, 4.782% 4/15/36 (d)(f)	4,923,000	4,637,949
Series 2019-UVIL Class E, 3.2833% 12/15/41 (d)(f)	952,000	717,026
Series 2021-BRIT Class A, 1 month U.S. LIBOR + 3.450% 4.3342% 5/15/23 (d)(f)(g)	1,656,480	1,565,672
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 4.38% 4/15/36 (d)(f)(g)	399,000	378,329
Class G, 1 month U.S. LIBOR + 4.500% 5.38% 4/15/36 (d)(f)(g)	231,000	219,256
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4416% 6/15/50 (d)(f)	1,278,000	1,022,914
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (d)(f)	1,055,000	1,027,951
Series 2017-CX9 Class D, 4.1157% 9/15/50 (d)(f)	518,000	415,557
Series 2018-CX11 Class C, 4.7959% 4/15/51 (f)	495,000	463,197
Series 2019-C16 Class C, 4.2371% 6/15/52 (f)	1,113,000	1,007,954
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 5.225% 7/15/32 (d)(f)(g)	1,319,000	1,189,127
Series 2017-MOON Class E, 3.1965% 7/10/34 (d)(f)	1,424,000	1,419,016
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (d)(f)	458,000	445,865
Class E, 4.9345% 1/10/34 (d)(f)	1,487,000	1,435,279
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 3.342% 5/15/35 (d)(f)(g)	1,151,341	1,095,875
Series 2018-C1:
Class C, 4.6332% 10/15/51 (f)	355,000	329,928
Class D, 2.8832% 10/15/51 (d)(f)	1,512,000	1,201,809
Series 2019-1735 Class F, 4.1946% 4/10/37 (d)(f)	1,188,000	932,904
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)	377,000	275,543
DBUBS Mortgage Trust:
Series 2011-LC1A Class XB, 0.7346% 11/10/46 (d)(f)(m)	1,112,606	11
Series 2011-LC3A Class D, 5.3702% 8/10/44 (d)(f)	913,786	868,097
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (d)(f)	449,000	348,411
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4831% 8/10/49 (f)	382,000	343,858
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 1.576% 11/15/38 (d)(f)(g)	44,186,000	42,221,862
Class G, 1 month U.S. LIBOR + 3.110% 3.991% 11/15/38 (d)(f)(g)	150,000	139,336
Class J, 1 month U.S. LIBOR + 3.610% 4.4899% 11/15/38 (d)(f)(g)	2,107,000	1,954,912
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.955% 7/15/38 (d)(f)(g)	14,459,012	14,133,249
Class B, 1 month U.S. LIBOR + 1.380% 2.255% 7/15/38 (d)(f)(g)	8,234,322	8,012,509
Class C, 1 month U.S. LIBOR + 1.700% 2.575% 7/15/38 (d)(f)(g)	6,070,638	5,903,472
Class D, 1 month U.S. LIBOR + 2.250% 3.125% 7/15/38 (d)(f)(g)	12,264,518	11,865,418
Class F, 1 month U.S. LIBOR + 3.700% 4.575% 7/15/38 (d)(f)(g)	3,382,184	3,212,866
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)	113,320	112,103
Class X, 0.4684% 8/10/43 (d)(f)(m)	402,953	1,947
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 3.525% 10/15/36 (d)(f)(g)	3,075,000	2,792,585
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 2.575% 9/15/31 (d)(f)(g)	22,218,024	21,901,313
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.97% 10/15/31 (d)(f)(g)	10,027,000	9,771,594
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.825% 10/15/36 (d)(f)(g)	18,953,000	18,327,140
Class B, 1 month U.S. LIBOR + 1.150% 2.025% 10/15/36 (d)(f)(g)	2,930,000	2,773,230
Class C, 1 month U.S. LIBOR + 1.550% 2.425% 10/15/36 (d)(f)(g)	2,414,000	2,269,814
Series 2011-GC5:
Class C, 5.1589% 8/10/44 (d)(f)	908,923	782,468
Class D, 5.1589% 8/10/44 (d)(f)	623,936	270,164
Class E, 5.1589% 8/10/44 (d)(f)	773,957	73,526
Class F, 4.5% 8/10/44 (c)(d)	1,339,218	4,698
Series 2012-GC6I Class F, 5% 1/10/45 (f)	377,126	318,274
Series 2012-GCJ7:
Class C, 5.342% 5/10/45 (f)	194,259	191,345
Class F, 5% 5/10/45 (c)(d)	375,377	74,794
Series 2012-GCJ9:
Class D, 4.7163% 11/10/45 (d)(f)	1,910,000	1,887,876
Class E, 4.7163% 11/10/45 (d)(f)	896,000	818,973
Series 2013-GC10 Class D, 4.4007% 2/10/46 (d)(f)	586,000	531,001
Series 2013-GC12 Class D, 4.4517% 6/10/46 (d)(f)	254,518	245,836
Series 2013-GC16:
Class C, 5.3107% 11/10/46 (f)	421,844	416,996
Class D, 5.3107% 11/10/46 (d)(f)	1,161,000	1,133,494
Class F, 3.5% 11/10/46 (d)	970,000	736,871
Series 2014-GC20 Class XA, 1.0179% 4/10/47 (f)(m)	63,431,334	907,753
Series 2015-GC34 Class XA, 1.2189% 10/10/48 (f)(m)	16,532,094	539,923
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)	703,000	585,637
Series 2016-GS4 Class C, 3.9552% 11/10/49 (f)	464,000	418,525
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)	1,720,000	1,462,109
Series 2018-GS9 Class D, 3% 3/10/51 (d)	835,000	668,145
Series 2019-GC38 Class D, 3% 2/10/52 (d)	446,000	357,346
Series 2019-GC39 Class D, 3% 5/10/52 (d)	1,176,000	904,314
Series 2019-GC40:
Class D, 3% 7/10/52 (d)	924,000	724,461
Class DBF, 3.5497% 7/10/52 (d)(f)	1,107,500	1,019,582
Series 2019-GC42:
Class D, 2.8% 9/1/52 (d)	408,000	312,877
Class E, 2.8% 9/1/52 (d)	1,092,000	809,672
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)	1,155,000	1,085,869
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)	693,000	519,446
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)	952,000	720,137
Class SWD, 3.2185% 12/13/39 (d)(f)	735,000	575,236
Series 2020-GC47 Class D, 3.4548% 5/12/53 (d)(f)	336,000	271,492
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 6.6607% 11/21/35 (d)(f)(g)	3,076,128	2,900,840
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.1935% 11/5/38 (d)(f)	1,482,000	1,348,468
Class F, 4.1935% 11/5/38 (d)(f)	2,022,000	1,769,793
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (d)	714,000	697,039
Class F, 6.1552% 11/5/35 (d)	1,531,000	1,479,903
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)	596,470	536,547
Class F, 4.101% 9/17/39 (d)	97,042	87,885
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (d)(f)	861,000	732,802
Series 2019-55HY Class F, 2.9428% 12/10/41 (d)(f)	693,000	549,748
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 3.0247% 6/15/34 (d)(f)(g)	428,100	420,977
Class FFL, 1 month U.S. LIBOR + 2.850% 3.7247% 6/15/34 (d)(f)(g)	160,538	158,119
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	1,064,000	990,695
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.6424% 4/15/47 (f)(m)	6,253,180	64,012
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	194,000	151,926
Series 2014-C26 Class D, 3.8795% 1/15/48 (d)(f)	3,811,000	3,466,489
Series 2015-C30 Class XA, 0.4401% 7/15/48 (f)(m)	39,438,776	469,929
Series 2015-C32 Class C, 4.6485% 11/15/48 (f)	1,942,000	1,548,042
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3872% 12/15/49 (d)(f)	1,251,000	1,014,197
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0697% 12/15/49 (f)	603,000	543,063
Class D, 3.0697% 12/15/49 (d)(f)	1,242,000	1,029,433
Series 2017-C7 Class D, 3% 10/15/50 (d)	1,484,000	1,142,156
Series 2018-C8 Class D, 3.2174% 6/15/51 (d)(f)	406,000	306,329
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)	567,000	430,994
Class E, 2.5% 11/13/52 (d)	1,092,000	770,817
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)	714,000	492,162
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 3.035% 7/15/36 (d)(f)(g)	1,029,000	978,971
Class F, 1 month U.S. LIBOR + 3.000% 3.875% 7/15/36 (d)(f)(g)	336,000	314,752
Series 2011-C3:
Class E, 5.5241% 2/15/46 (d)(f)	1,156,000	400,949
Class G, 4.409% 2/15/46 (d)(f)	368,000	25,039
Class H, 4.409% 2/15/46 (c)(d)(f)	828,000	44,035
Class J, 4.409% 2/15/46 (c)(d)(f)	106,000	205
Series 2011-C4:
Class D, 5.5565% 7/15/46 (d)(f)	2,033,000	1,994,348
Class E, 5.5565% 7/15/46 (d)(f)	1,464,000	1,419,011
Class F, 3.873% 7/15/46 (d)	166,000	156,944
Class H, 3.873% 7/15/46 (d)	784,250	726,512
Class NR, 3.873% 7/15/46 (d)	420,000	400,565
Series 2012-CBX:
Class C, 4.8225% 6/15/45 (f)	159,000	157,382
Class D, 4.8225% 6/15/45 (d)(f)	886,000	832,672
Class E, 4.8225% 6/15/45 (c)(d)(f)	1,135,000	556,150
Class F, 4% 6/15/45 (d)	1,124,000	238,850
Class G 4% 6/15/45 (d)	1,233,000	83,880
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)	1,025,000	953,446
Class D, 4.1639% 4/15/46 (f)	1,638,000	1,183,958
Class F, 3.25% 4/15/46 (d)(f)	1,851,000	682,834
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (c)(d)(f)	945,000	63,844
Class E, 3.8046% 6/10/27 (c)(d)(f)	1,519,000	30,775
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(f)	743,000	716,743
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)	8,593,000	8,542,577
Class CFX, 4.9498% 7/5/33 (d)	2,322,000	2,296,868
Class DFX, 5.3503% 7/5/33 (d)	4,241,000	4,173,357
Class EFX, 5.5422% 7/5/33 (d)	4,886,000	4,760,489
Class XAFX, 1.116% 7/5/33 (d)(f)(m)	35,039,000	339,878
Series 2019-OSB Class E, 3.7828% 6/5/39 (d)(f)	1,071,000	941,433
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)	723,000	665,327
Class FFX, 4.6254% 1/16/37 (d)	1,145,000	1,044,709
Class GFX, 4.6882% 1/16/37 (d)(f)	441,000	398,316
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.875% 5/15/36 (d)(f)(g)	1,638,000	1,560,745
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 4.825% 8/15/38 (d)(f)(g)	1,985,000	1,866,693
La Quita Mortgage Trust floater Series 2022-LAQ Class F, CME TERM SOFR 1 MONTH INDEX + 5.970% 6.7669% 3/15/39 (d)(f)(g)	1,239,000	1,198,709
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (d)(f)	375,000	353,139
Class E, 4.6485% 2/10/36 (d)(f)	942,000	861,331
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME TERM SOFR 1 MONTH INDEX + 1.290% 2.0952% 5/15/39 (d)(f)(g)	41,422,000	40,592,980
Class B, CME TERM SOFR 1 MONTH INDEX + 1.790% 2.5939% 5/15/39 (d)(f)(g)	24,765,000	24,239,615
Class C, CME TERM SOFR 1 MONTH INDEX + 2.090% 2.8931% 5/15/39 (d)(f)(g)	13,877,000	13,546,551
Class D, CME TERM SOFR 1 MONTH INDEX + 2.540% 3.3419% 5/15/39 (d)(f)(g)	12,332,000	12,008,725
Class E, CME TERM SOFR 1 MONTH INDEX + 3.240% 4.04% 5/15/39 (d)(f)(g)	2,310,000	2,249,378
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 1.575% 3/15/38 (d)(f)(g)	27,348,195	26,184,059
Class B, 1 month U.S. LIBOR + 0.880% 1.755% 3/15/38 (d)(f)(g)	6,599,662	6,285,693
Class C, 1 month U.S. LIBOR + 1.100% 1.975% 3/15/38 (d)(f)(g)	4,152,066	3,922,099
Class D, 1 month U.S. LIBOR + 1.400% 2.275% 3/15/38 (d)(f)(g)	5,774,950	5,416,949
Class E, 1 month U.S. LIBOR + 1.750% 2.625% 3/15/38 (d)(f)(g)	5,045,586	4,709,054
Class G, 1 month U.S. LIBOR + 2.950% 3.825% 3/15/38 (d)(f)(g)	6,564,275	6,108,553
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (d)(f)	819,000	576,784
MED Trust floater Series 2021-MDLN:
Class F, 1 month U.S. LIBOR + 4.000% 4.875% 11/15/38 (d)(f)(g)	1,921,000	1,789,164
Class G, 1 month U.S. LIBOR + 5.250% 6.125% 11/15/38 (d)(f)(g)	5,822,000	5,362,579
Merit floater Series 2021-STOR Class G, 1 month U.S. LIBOR + 2.750% 3.625% 7/15/38 (d)(f)(g)	315,000	292,375
MFT Trust Series 2020-B6 Class C, 3.2828% 8/10/40 (d)(f)	707,000	580,221
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 3.476% 4/15/38 (d)(f)(g)	168,000	158,752
Class G, 1 month U.S. LIBOR + 3.200% 4.076% 4/15/38 (d)(f)(g)	4,491,000	4,198,824
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 3.275% 5/15/23 (d)(f)(g)	781,000	723,092
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.950% 4.7392% 1/15/27 (d)(f)(g)	1,134,000	1,078,619
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (d)(f)	475,000	372,407
Class E, 3.4767% 2/10/42 (d)(f)	349,000	260,091
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	698,000	621,060
Series 2012-C5 Class E, 4.7151% 8/15/45 (d)(f)	288,000	287,018
Series 2012-C6 Class D, 4.5907% 11/15/45 (d)(f)	1,469,000	1,450,200
Series 2012-C6, Class F, 4.5907% 11/15/45 (c)(d)(f)	693,000	632,521
Series 2013-C12 Class D, 4.7623% 10/15/46 (d)(f)	1,299,000	1,185,973
Series 2013-C13:
Class D, 4.8963% 11/15/46 (d)(f)	1,747,000	1,620,109
Class E, 4.8963% 11/15/46 (d)(f)	785,081	672,470
Series 2013-C7 Class C, 4.0927% 2/15/46 (f)	308,000	301,756
Series 2013-C8 Class D, 4.0102% 12/15/48 (d)(f)	504,000	493,999
Series 2013-C9:
Class C, 4.0188% 5/15/46 (f)	920,000	898,712
Class D, 4.1068% 5/15/46 (d)(f)	1,700,000	1,581,745
Class E, 4.1068% 5/15/46 (d)(f)	722,000	624,682
Series 2014-C17 Class XA, 1.0526% 8/15/47 (f)(m)	58,515,911	903,456
Series 2015-C25 Class XA, 1.046% 10/15/48 (f)(m)	26,038,083	668,265
Series 2016-C30:
Class C, 4.0983% 9/15/49 (f)	266,000	242,526
Class D, 3% 9/15/49 (d)	252,000	178,207
Series 2016-C31 Class C, 4.2738% 11/15/49 (f)	603,000	534,657
Series 2016-C32 Class C, 4.2762% 12/15/49 (f)	415,000	355,050
Series 2017-C33 Class D, 3.356% 5/15/50 (d)	947,000	789,767
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	30,766,000	29,857,105
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)	5,308	5,280
Series 2011-C2:
Class D, 5.2113% 6/15/44 (d)(f)	1,254,383	1,215,540
Class F, 5.2113% 6/15/44 (c)(d)(f)	748,000	486,200
Class XB, 0.4366% 6/15/44 (d)(f)(m)	2,647,464	10,396
Series 2011-C3:
Class C, 5.0847% 7/15/49 (d)(f)	174,858	174,337
Class D, 5.0847% 7/15/49 (d)(f)	2,163,000	2,100,353
Class E, 5.0847% 7/15/49 (d)(f)	1,210,000	1,080,020
Class F, 5.0847% 7/15/49 (d)(f)	332,000	237,891
Class G, 5.0847% 7/15/49 (c)(d)(f)	1,123,200	603,726
Series 2012-C4 Class D, 5.1638% 3/15/45 (d)(f)	257,539	242,087
Series 2014-150E:
Class C, 4.295% 9/9/32 (d)(f)	418,000	398,351
Class F, 4.295% 9/9/32 (d)(f)	734,000	658,628
Series 2015-MS1:
Class C, 4.0349% 5/15/48 (f)	468,000	436,067
Class D, 4.0349% 5/15/48 (d)(f)	1,371,000	1,188,652
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)	543,000	413,419
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)	1,456,000	1,174,911
Class D, 3.8907% 11/15/49 (f)	603,000	550,775
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 3.475% 11/15/34 (d)(f)(g)	822,000	799,623
Series 2017-H1 Class D, 2.546% 6/15/50 (d)	823,000	646,574
Series 2018-H4 Class A4, 4.31% 12/15/51	7,706,000	7,724,821
Series 2018-MP Class E, 4.276% 7/11/40 (d)(f)	1,318,000	1,049,588
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (d)(f)	4,445,000	4,231,176
Class C, 3.1771% 11/10/36 (d)(f)	4,265,000	4,001,734
Series 2020-CNP Class D, 2.4276% 4/5/42 (d)(f)	462,000	338,806
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)	756,000	568,475
Series 2020-L4, Class C, 3.536% 2/15/53	205,000	180,646
Series 2021-L6 Class XA, 1.2342% 6/15/54 (f)(m)	26,964,352	1,960,699
Motel 6 Trust floater Series 2021-MTL6:
Class F, 1 month U.S. LIBOR + 3.550% 4.4247% 9/15/38 (d)(f)(g)	508,200	489,704
Class G, 1 month U.S. LIBOR + 4.700% 5.5747% 9/15/38 (d)(f)(g)	1,211,000	1,165,087
Class H, 1 month U.S. LIBOR + 6.000% 6.8747% 9/15/38 (d)(f)(g)	907,200	872,444
MRCD Mortgage Trust Series 2019-PARK:
Class G, 2.7175% 12/15/36 (d)	4,861,000	4,259,481
Class J, 4.25% 12/15/36 (d)	2,552,000	2,285,822
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 3.925% 10/15/37 (d)(f)(g)	671,000	645,846
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(f)	311,000	232,219
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME TERM SOFR 1 MONTH INDEX + 5.280% 6.0668% 3/15/39 (d)(f)(g)	3,549,000	3,408,285
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 3.6247% 6/15/35 (d)(f)(g)	132,000	116,869
Class WAN2, 1 month U.S. LIBOR + 3.750% 4.6247% 6/15/35 (d)(f)(g)	128,000	102,607
Series 2018-285M Class F, 3.7904% 11/15/32 (d)(f)	307,000	301,534
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 3.875% 11/15/34 (d)(f)(g)	245,000	232,541
Series 2019-10K:
Class E, 4.1346% 5/15/39 (d)(f)	399,000	309,815
Class F, 4.1346% 5/15/39 (d)(f)	1,374,000	1,034,279
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (d)(f)	735,000	687,789
Class AMZ3, 3.5% 1/15/37 (d)(f)	336,000	310,395
Class MSK3, 3.25% 12/15/36 (d)(f)	1,630,000	1,461,719
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 3.875% 12/15/35 (d)(f)(g)	1,385,000	1,261,870
OPG Trust floater Series 2021-PORT Class J, 1 month U.S. LIBOR + 3.340% 4.221% 10/15/36 (d)(f)(g)	982,000	907,668
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 4.225% 7/15/38 (d)(f)(g)	986,000	921,632
Class NR, 1 month U.S. LIBOR + 6.000% 6.875% 7/15/38 (d)(f)(g)	280,000	263,145
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (d)	3,045,000	2,338,813
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 2.7273% 12/15/37 (d)(f)(g)	8,051,000	7,702,619
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 2.3773% 12/15/37 (d)(f)(g)	1,761,333	1,737,773
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	932,378	1,023,602
SFO Commercial Mortgage Trust floater Series 2021-555 Class F, 1 month U.S. LIBOR + 3.650% 4.525% 5/15/38 (d)(f)(g)	961,000	888,876
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (d)(f)	1,360,000	1,063,980
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (d)(f)	2,364,000	2,102,134
Class G, 3.7276% 3/15/37 (d)(f)	860,000	728,866
SLG Office Trust Series 2021-OVA Class G, 2.8506% 7/15/41 (d)	3,764,000	2,719,177
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 4.132% 1/15/39 (d)(f)(g)	1,617,000	1,526,131
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (d)(f)	1,113,000	867,528
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 2.7817% 2/15/39 (d)(f)(g)	7,618,000	7,294,032
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 3.4317% 2/15/39 (d)(f)(g)	3,962,000	3,796,050
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 4.1408% 10/15/38 (d)(f)(g)	1,487,000	1,357,015
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 1.6055% 11/15/38 (d)(f)(g)	29,791,000	28,918,877
Class B, 1 month U.S. LIBOR + 1.070% 1.9545% 11/15/38 (d)(f)(g)	17,063,000	16,327,914
Class C, 1 month U.S. LIBOR + 1.320% 2.2037% 11/15/38 (d)(f)(g)	10,597,000	10,063,469
Class D, 1 month U.S. LIBOR + 1.570% 2.4529% 11/15/38 (d)(f)(g)	6,964,000	6,569,173
Class G, 1 month U.S. LIBOR + 2.970% 3.8485% 11/15/38 (d)(f)(g)	4,308,000	4,033,134
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 4.7905% 11/15/36 (d)(f)(g)	3,205,000	3,027,265
STWD Trust floater sequential payer Series 2021-LIH:
Class E, 1 month U.S. LIBOR + 2.900% 3.778% 11/15/36 (d)(f)(g)	2,268,000	2,108,915
Class F, 1 month U.S. LIBOR + 3.550% 4.426% 11/15/36 (d)(f)(g)	1,000,000	928,937
Class G, 1 month U.S. LIBOR + 4.200% 5.075% 11/15/36 (d)(f)(g)	525,000	489,131
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/41 (d)(f)	185,000	138,937
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 4.72% 6/15/26 (d)(f)(g)	459,000	430,654
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 6.2233% 5/10/45 (d)(f)	138,382	129,249
Class E, 5% 5/10/45 (d)(f)	595,000	232,050
Class F, 5% 5/10/45 (d)(f)	762,700	38,311
Series 2017-C7 Class XA, 1.0063% 12/15/50 (f)(m)	51,576,330	2,068,077
Series 2018-C8 Class C, 4.6988% 2/15/51 (f)	336,000	323,452
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (d)(f)	746,000	570,013
Series 2012-WRM:
Class C, 4.238% 6/10/30 (d)(f)	110,000	98,111
Class E, 4.238% 6/10/30 (d)(f)	849,000	476,503
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.4397% 1/10/45 (d)(f)	214,792	211,635
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 5.875% 7/15/39 (d)(f)(g)	315,000	301,187
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 4.775% 7/15/39 (d)(f)(g)	1,383,000	1,320,952
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)	25,554,000	21,382,299
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)	1,600,000	1,323,402
Class X, 0.4294% 10/10/42 (d)(f)(m)	35,000,000	1,046,808
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 5.4356% 1/18/37 (d)(f)(g)	4,431,000	4,211,778
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (d)(f)	828,000	828,346
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 2.075% 5/15/31 (d)(f)(g)	17,572,000	16,912,960
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 3.375% 2/15/40 (d)(f)(g)	352,700	329,610
Class E, 1 month U.S. LIBOR + 3.650% 4.525% 2/15/40 (d)(f)(g)	250,890	233,806
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (d)	1,034,000	788,021
Series 2012-LC5:
Class C, 4.693% 10/15/45 (f)	362,000	362,381
Class D, 4.7182% 10/15/45 (d)(f)	2,329,000	2,320,579
Class E, 4.7182% 10/15/45 (d)(f)	869,082	857,519
Class F, 4.7182% 10/15/45 (d)(f)	252,000	233,464
Series 2015-C31 Class XA, 0.9646% 11/15/48 (f)(m)	20,997,009	561,538
Series 2015-NXS4 Class D, 3.6857% 12/15/48 (f)	861,000	777,981
Series 2016-BNK1:
Class C, 3.071% 8/15/49	446,000	379,269
Class D, 3% 8/15/49 (d)	487,000	316,672
Series 2016-C34 Class XA, 2.0877% 6/15/49 (f)(m)	17,789,905	964,599
Series 2016-LC25 Class C, 4.3397% 12/15/59 (f)	575,000	543,129
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	1,337,000	1,094,840
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)	595,000	497,874
Series 2018-C43 Class C, 4.514% 3/15/51	401,000	363,247
Series 2018-C46 Class XA, 0.9346% 8/15/51 (f)(m)	54,598,312	1,906,852
Series 2018-C48 Class A5, 4.302% 1/15/52	6,748,000	6,810,775
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(f)	372,000	15,364
Series 2011-C3:
Class D, 5.3744% 3/15/44 (d)(f)	1,348,393	532,615
Class E, 5% 3/15/44 (d)	733,000	3,665
Class F, 5% 3/15/44 (d)	396,898	36
Series 2011-C4:
Class D, 4.8884% 6/15/44 (d)(f)	474,000	437,636
Class E, 4.8884% 6/15/44 (d)(f)	335,432	261,341
Series 2011-C5:
Class E, 5.5194% 11/15/44 (d)(f)	809,467	807,146
Class F, 5.25% 11/15/44 (d)(f)	1,146,000	1,051,125
Class G, 5.25% 11/15/44 (d)(f)	376,000	333,493
Series 2012-C7:
Class C, 4.6305% 6/15/45 (f)	1,226,000	858,200
Class E, 4.6305% 6/15/45 (d)(f)	861,000	77,490
Class F, 4.5% 6/15/45 (d)	421,434	2,107
Class G, 4.5% 6/15/45 (c)(d)	1,242,487	122
Series 2012-C8:
Class D, 4.8846% 8/15/45 (d)(f)	524,000	521,760
Class E, 4.8846% 8/15/45 (d)(f)	367,000	364,766
Series 2013-C11:
Class D, 4.2299% 3/15/45 (d)(f)	801,251	774,866
Class E, 4.2299% 3/15/45 (d)(f)	1,774,872	1,659,710
Series 2013-C13 Class D, 4.1446% 5/15/45 (d)(f)	580,000	557,831
Series 2013-C16 Class D, 4.9858% 9/15/46 (d)(f)	211,000	200,088
Series 2013-UBS1 Class D, 5.0248% 3/15/46 (d)(f)	830,625	816,254
Series 2014-C21 Class XA, 1.0139% 8/15/47 (f)(m)	47,257,466	804,951
Series 2014-C24 Class XA, 0.8435% 11/15/47 (f)(m)	17,951,140	297,199
Series 2014-LC14 Class XA, 1.2421% 3/15/47 (f)(m)	28,337,015	440,802
WFCM Series 2022-C62 Class C, 4.3504% 4/15/55 (f)	1,923,000	1,722,322
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (d)(f)	348,000	285,266
Class F, 3.5955% 11/10/36 (d)(f)	1,960,000	1,526,060
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(f)	528,000	435,263
Class PR2, 3.516% 6/5/35 (d)(f)	1,378,000	1,051,647
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,555,228,407)		1,471,477,262

Municipal Securities - 0.6%
	Principal Amount (a)	Value ($)
California Gen. Oblig.:
Series 2009:
7.3% 10/1/39	17,580,000	23,140,480
7.35% 11/1/39	1,690,000	2,236,095
7.55% 4/1/39	11,940,000	16,432,590
Series 2010, 7.625% 3/1/40	6,440,000	8,848,964
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	8,885,000	10,606,590
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	7,862,909	7,945,523
5.1% 6/1/33	40,165,000	40,941,249
Series 2010-1, 6.63% 2/1/35	7,610,000	8,192,297
Series 2010-3:
6.725% 4/1/35	11,345,000	12,220,511
7.35% 7/1/35	5,200,000	5,764,166
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	27,425,000	31,126,434
TOTAL MUNICIPAL SECURITIES (Cost $168,297,439)		167,454,899

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (d)		1,370,000	1,318,625
8.75% 4/14/32 (d)		795,000	753,263
9.375% 5/8/48 (d)		225,000	201,656
9.5% 11/12/25 (d)		3,130,000	3,259,113
Arab Republic of Egypt:
5.8% 9/30/27 (d)		1,000,000	833,750
7.0529% 1/15/32 (d)		385,000	302,225
7.5% 1/31/27 (d)		6,327,000	5,773,388
7.6003% 3/1/29 (d)		1,440,000	1,245,600
7.903% 2/21/48 (d)		941,000	658,700
8.5% 1/31/47 (d)		1,586,000	1,151,833
8.7002% 3/1/49 (d)		835,000	611,638
Argentine Republic:
0.5% 7/9/30 (q)		18,255,686	5,339,788
1% 7/9/29		1,948,999	576,904
1.125% 7/9/35 (q)		5,213,323	1,418,024
2% 1/9/38 (q)		2,257,281	785,534
Barbados Government 6.5% 10/1/29 (d)		2,325,000	2,225,170
Bermuda Government:
2.375% 8/20/30 (d)		185,000	162,083
3.375% 8/20/50 (d)		430,000	338,974
3.717% 1/25/27 (d)		1,720,000	1,699,898
4.75% 2/15/29 (d)		965,000	998,956
Brazilian Federative Republic:
2.875% 6/6/25		3,145,000	3,031,780
3.875% 6/12/30		2,310,000	2,062,830
7.125% 1/20/37		1,550,000	1,676,228
8.25% 1/20/34		2,809,000	3,256,333
Buenos Aires Province 3.9% 9/1/37 (d)(q)		1,430,000	554,393
Chilean Republic:
2.45% 1/31/31		3,505,000	3,097,106
2.75% 1/31/27		790,000	756,820
3.5% 1/31/34		520,000	482,040
4% 1/31/52		455,000	398,125
4.34% 3/7/42		665,000	621,775
Colombian Republic:
3% 1/30/30		2,720,000	2,251,310
3.125% 4/15/31		1,455,000	1,182,460
3.25% 4/22/32		745,000	597,863
4.125% 5/15/51		600,000	422,175
5% 6/15/45		2,520,000	1,958,985
5.2% 5/15/49		1,660,000	1,311,711
6.125% 1/18/41		105,000	95,110
7.375% 9/18/37		380,000	395,984
Costa Rican Republic:
5.625% 4/30/43 (d)		460,000	372,111
6.125% 2/19/31 (d)		600,000	583,425
7% 4/4/44 (d)		140,000	128,783
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (d)(e)		635,000	242,957
7.55% 3/28/30 (d)(e)		615,000	235,305
7.85% 3/14/29 (d)(e)		1,115,000	426,610
Dominican Republic:
4.875% 9/23/32 (d)		2,060,000	1,774,561
5.875% 1/30/60 (d)		1,035,000	804,583
5.95% 1/25/27 (d)		1,181,000	1,180,114
6% 7/19/28 (d)		1,011,000	992,233
6.4% 6/5/49 (d)		425,000	359,603
6.5% 2/15/48 (d)		635,000	543,838
6.85% 1/27/45 (d)		1,143,000	1,024,271
6.875% 1/29/26 (d)		1,892,000	1,953,490
7.45% 4/30/44 (d)		794,000	760,156
Ecuador Republic:
1% 7/31/35 (d)(q)		1,850,000	1,181,456
5% 7/31/30 (d)(q)		3,355,000	2,775,843
El Salvador Republic:
6.375% 1/18/27 (d)		195,000	76,269
7.1246% 1/20/50 (d)		750,000	288,188
7.625% 2/1/41 (d)		230,000	89,240
7.75% 1/24/23 (d)		1,840,000	1,338,945
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		1,560,000	1,357,980
3.125% 4/16/30 (d)		2,010,000	1,977,714
3.125% 9/30/49 (d)		2,460,000	2,032,268
3.875% 4/16/50 (d)		18,260,000	17,242,005
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		1,850,000	1,408,081
Gabonese Republic 7% 11/24/31 (d)		1,245,000	1,048,913
Georgia Republic 2.75% 4/22/26 (d)		1,280,000	1,088,000
German Federal Republic:
0% 2/15/31 (Reg. S)	EUR	500,000	490,273
0% 2/15/32 (Reg. S)	EUR	2,620,000	2,522,870
0% 5/15/35 (Reg. S) (j)	EUR	27,640,000	25,136,822
Ghana Republic:
7.75% 4/7/29 (d)		1,500,000	815,906
8.125% 1/18/26 (d)		205,000	151,162
10.75% 10/14/30 (d)		965,000	875,738
Guatemalan Republic:
4.9% 6/1/30 (d)		590,000	562,639
5.375% 4/24/32 (d)		910,000	887,989
6.125% 6/1/50 (d)		615,000	568,414
Hungarian Republic 2.125% 9/22/31 (d)		530,000	427,743
Indonesian Republic:
3.85% 10/15/30		855,000	842,335
4.1% 4/24/28		1,775,000	1,788,645
4.2% 10/15/50		44,910,000	40,480,078
4.35% 1/11/48		1,225,000	1,130,197
4.4% 6/6/27 (d)(l)		890,000	897,788
5.125% 1/15/45 (d)		2,740,000	2,740,301
5.25% 1/17/42 (d)		660,000	676,830
5.95% 1/8/46 (d)		985,000	1,085,839
6.75% 1/15/44 (d)		690,000	814,276
7.75% 1/17/38 (d)		1,728,000	2,172,744
8.5% 10/12/35 (d)		2,680,000	3,543,965
Islamic Republic of Pakistan:
6% 4/8/26 (d)		1,770,000	1,309,995
6.875% 12/5/27 (d)		330,000	244,056
8.25% 4/15/24 (d)		611,000	492,542
Israeli State 3.375% 1/15/50		1,600,000	1,373,760
Ivory Coast:
6.125% 6/15/33 (d)		2,490,000	2,216,567
6.375% 3/3/28 (d)		2,920,000	2,821,998
Jamaican Government:
6.75% 4/28/28		495,000	527,577
7.875% 7/28/45		430,000	497,940
Jordanian Kingdom:
4.95% 7/7/25 (d)		1,535,000	1,461,896
7.375% 10/10/47 (d)		290,000	245,376
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		1,835,000	1,610,213
3.25% 10/22/30 (d)		10,790,000	10,533,738
3.625% 3/4/28 (d)		785,000	792,850
3.75% 1/21/55 (d)		685,000	598,519
4.5% 10/26/46 (d)		1,665,000	1,610,888
4.5% 4/22/60 (d)		7,675,000	7,463,938
4.625% 10/4/47 (d)		680,000	667,250
Korean Republic 1% 9/16/30		1,585,000	1,332,557
Lebanese Republic:
5.8% 12/31/49 (e)		1,814,000	155,097
6.375% 12/31/49 (e)		1,956,000	170,906
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (e)		1,000,000	170,000
5.1% 3/28/35(Reg. S) (e)		2,000,000	320,000
Mongolia Government 5.125% 4/7/26 (d)		1,010,000	939,411
Moroccan Kingdom:
2.375% 12/15/27 (d)		2,375,000	2,040,125
4% 12/15/50 (d)		335,000	230,731
5.5% 12/11/42 (d)		200,000	168,913
Panamanian Republic:
2.252% 9/29/32		1,065,000	873,833
3.16% 1/23/30		1,135,000	1,046,896
3.298% 1/19/33		1,135,000	1,009,583
3.87% 7/23/60		925,000	706,353
3.875% 3/17/28		1,430,000	1,400,328
4.5% 5/15/47		645,000	569,938
4.5% 4/16/50		2,015,000	1,772,318
Peoples Republic of China 1.2% 10/21/30 (d)		1,150,000	996,671
Peruvian Republic:
2.783% 1/23/31		5,060,000	4,469,561
3% 1/15/34		1,130,000	968,410
3.3% 3/11/41		1,285,000	1,038,923
Province of Santa Fe 7% 3/23/23 (d)		1,042,000	1,006,377
Provincia de Cordoba:
5% 12/10/25 (d)(q)		3,111,474	2,511,154
5% 6/1/27 (d)(q)		1,110,721	775,977
Republic of Armenia 7.15% 3/26/25 (d)		645,000	638,469
Republic of Iraq 5.8% 1/15/28 (Reg. S)		717,000	680,612
Republic of Kenya:
6.875% 6/24/24 (d)		1,445,000	1,345,656
7% 5/22/27 (d)		1,265,000	1,122,688
Republic of Nigeria:
6.125% 9/28/28 (d)		1,410,000	1,147,211
6.375% 7/12/23 (d)		440,000	438,900
6.5% 11/28/27 (d)		610,000	516,975
7.143% 2/23/30 (d)		1,285,000	1,053,700
7.625% 11/21/25 (d)		4,915,000	4,669,250
Republic of Paraguay:
2.739% 1/29/33 (d)		595,000	476,298
4.95% 4/28/31 (d)		1,525,000	1,482,395
5.4% 3/30/50 (d)		890,000	759,448
Republic of Serbia 2.125% 12/1/30 (d)		1,705,000	1,310,719
Republic of Uzbekistan:
3.7% 11/25/30 (d)		725,000	587,613
3.9% 10/19/31 (d)		1,045,000	830,775
4.75% 2/20/24 (d)		580,000	570,865
Romanian Republic:
3% 2/27/27 (d)		1,206,000	1,109,369
3% 2/14/31 (d)		1,721,000	1,446,501
3.625% 3/27/32 (d)		1,206,000	1,032,864
4% 2/14/51 (d)		615,000	472,704
4.375% 8/22/23 (d)		550,000	552,509
Rwanda Republic 5.5% 8/9/31 (d)		1,545,000	1,286,019
South African Republic 4.85% 9/30/29		620,000	575,166
State of Qatar:
3.75% 4/16/30 (d)		4,850,000	4,947,000
4% 3/14/29 (d)		1,570,000	1,628,875
4.4% 4/16/50 (d)		30,490,000	30,871,125
4.817% 3/14/49 (d)		1,980,000	2,118,600
5.103% 4/23/48 (d)		1,815,000	2,010,113
9.75% 6/15/30 (d)		722,000	1,028,850
Sultanate of Oman:
4.875% 2/1/25 (d)		485,000	484,394
5.375% 3/8/27 (d)		315,000	315,000
5.625% 1/17/28 (d)		3,575,000	3,597,344
6% 8/1/29 (d)		1,185,000	1,202,775
6.25% 1/25/31 (d)		895,000	919,613
6.75% 1/17/48 (d)		2,004,000	1,863,720
Turkish Republic:
4.25% 3/13/25		2,225,000	1,995,964
4.25% 4/14/26		1,210,000	1,032,130
4.75% 1/26/26		2,780,000	2,432,500
4.875% 10/9/26		1,840,000	1,577,570
4.875% 4/16/43		1,825,000	1,179,748
5.125% 2/17/28		1,395,000	1,158,983
5.75% 3/22/24		705,000	675,831
5.75% 5/11/47		1,008,000	690,354
6% 1/14/41		445,000	320,344
6.125% 10/24/28		945,000	814,354
6.35% 8/10/24		755,000	723,762
6.375% 10/14/25		1,935,000	1,793,261
7.25% 12/23/23		1,605,000	1,600,285
Ukraine Government:
1.258% 5/31/40 (d)(f)		975,000	370,500
6.876% 5/21/29 (d)		455,000	164,938
7.253% 3/15/33 (d)		1,570,000	567,555
7.375% 9/25/32 (d)		780,000	281,970
7.75% 9/1/22 (d)		2,254,000	1,543,990
7.75% 9/1/23 (d)		2,985,000	1,300,341
7.75% 9/1/24 (d)		3,955,000	1,548,135
7.75% 9/1/26 (d)		575,000	225,113
7.75% 9/1/27 (d)		270,000	104,895
United Mexican States:
2.659% 5/24/31		1,235,000	1,067,658
3.25% 4/16/30		1,660,000	1,524,710
3.5% 2/12/34		1,565,000	1,376,418
3.75% 1/11/28		1,515,000	1,489,245
3.75% 4/19/71		670,000	474,025
4.5% 4/22/29		905,000	911,788
5.75% 10/12/2110		2,265,000	2,082,668
6.05% 1/11/40		1,810,000	1,901,405
Uruguay Republic 5.1% 6/18/50		1,810,000	1,927,989
Venezuelan Republic:
9.25% 9/15/27 (e)		7,846,000	666,910
11.95% 8/5/31 (Reg. S) (e)		1,641,700	139,545
12.75% 8/23/22 (e)		350,400	29,784
Vietnamese Socialist Republic 5.5% 3/12/28		3,585,450	3,544,665
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $427,360,583)			359,184,259

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $27,380,432)	27,400,000	27,324,305

Common Stocks - 0.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (r)	255,224	9,982
Media - 0.0%
Altice U.S.A., Inc. Class A (r)	146,500	1,667,170
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (c)(r)	1	34,600
TOTAL COMMUNICATION SERVICES		1,711,752
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment, Inc. (r)	85,500	4,289,535
CEC Entertainment, Inc. (c)(r)	65,301	1,306,020
		5,595,555
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(r)	518	0
TOTAL CONSUMER DISCRETIONARY		5,595,555
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Jonah Energy Parent LLC (c)(r)	74,805	4,727,676
Oil, Gas & Consumable Fuels - 0.2%
California Resources Corp.	159,023	6,944,534
California Resources Corp. warrants 10/27/24 (r)	6,440	87,262
Chesapeake Energy Corp.	119,159	11,603,703
Chesapeake Energy Corp. (b)(r)	619	60,278
Denbury, Inc. (r)	27,140	1,985,020
EP Energy Corp. (c)(r)	6,556	60,905
EQT Corp.	104,300	4,977,196
Mesquite Energy, Inc. (c)(r)	113,725	6,341,313
New Fortress Energy, Inc.	81,800	3,811,062
Pioneer Natural Resources Co.	15,900	4,419,246
		40,290,519
TOTAL ENERGY		45,018,195
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(r)	8,987	642,571
Lime Tree Bay Ltd. (c)	809	27,288
		669,859
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Cenveo Corp. (c)(r)	2,500	72,900
Machinery - 0.0%
TNT Crane & Rigging LLC (c)(r)	83,132	132,180
TNT Crane & Rigging LLC warrants 10/31/25 (c)(r)	3,648	912
		133,092
TOTAL INDUSTRIALS		205,992
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
GTT Communications, Inc. rights (c)(r)	311,584	311,584
UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (c)(r)	88,700	2,430,380
TOTAL COMMON STOCKS (Cost $33,368,562)		55,943,317

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	20,725	553,358

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(r)	5,145	2,186,625

Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (f)	66,700	1,566,783
Arbor Realty Trust, Inc. Series F, 6.25% (f)	40,700	879,527
Dynex Capital, Inc. Series C 6.90% (f)	20,200	491,870
Franklin BSP Realty Trust, Inc. 7.50%	34,000	750,040
MFA Financial, Inc. Series B, 7.50%	24,975	577,297
		4,265,517
TOTAL FINANCIALS		6,452,142

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%	1,166	16,557
Series C, 6.50%	26,075	342,365
DiamondRock Hospitality Co. 8.25%	12,600	344,610
Digitalbridge Group, Inc.:
Series H, 7.125%	22,855	548,063
Series I, 7.15%	30,500	720,105
iStar Financial, Inc. Series G, 7.65%	34,900	864,124
National Storage Affiliates Trust Series A, 6.00%	12,600	310,464
Public Storage Series F, 5.15%	39,800	992,612
Rexford Industrial Realty, Inc. Series B, 5.875%	30,100	744,975
Spirit Realty Capital, Inc. Series A, 6.00%	18,100	461,550
UMH Properties, Inc. Series C, 6.75%	14,184	356,869
		5,702,294
TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,154,436
TOTAL PREFERRED STOCKS (Cost $11,416,320)		12,707,794

Bank Loan Obligations - 6.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 3.9889% 7/31/25 (f)(g)(s)	8,771,645	8,234,382
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 4.7318% 1/31/26 (f)(g)(s)	4,691,595	4,388,612
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 5.4113% 8/14/26 (f)(g)(s)	2,458,820	2,313,602
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.1247% 11/30/27 (f)(g)(s)	1,254,913	1,206,812
Cincinnati Bell, Inc. Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 4.0511% 11/23/28 (f)(g)(s)	2,054,850	1,992,341
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.56% 12/12/26 (f)(g)(s)	2,025,615	1,939,527
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5625% 10/2/27 (f)(g)(s)	1,592,230	1,411,114
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8125% 5/1/28 (f)(g)(s)	10,184,150	9,700,403
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 3/1/27 (f)(g)(s)	3,456,727	3,310,542
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3096% 3/15/27 (f)(g)(s)	1,668,309	1,564,040
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.6247% 4/30/27 (f)(g)(s)	8,478,455	8,022,738
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.506% 11/1/24 (f)(g)(s)	5,402,924	4,964,692
3 month U.S. LIBOR + 8.250% 9.4889% 11/1/25 (f)(g)(s)	3,586,000	3,296,144
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.3096% 9/21/27 (f)(g)(s)	4,594,415	4,313,007
Zayo Group Holdings, Inc. 1LN, term loan:
3 month U.S. LIBOR + 3.000% 4.0596% 3/9/27 (f)(g)(s)	11,874,224	11,075,682
CME TERM SOFR 1 MONTH INDEX + 4.250% 3/9/27 (f)(g)(s)(t)	1,075,000	1,027,636
		68,761,274
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.3011% 2/10/27 (f)(g)(s)	9,269,565	8,766,691
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5596% 9/1/27 (f)(g)(s)	1,404,000	1,326,780
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5596% 9/1/27 (f)(g)(s)	3,520,000	3,352,800
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 10.0763% 5/23/24 (f)(g)(s)	547,085	575,123
3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (f)(g)(s)	4,978,192	3,500,316
3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (f)(g)(s)	733,110	495,311
15.25% 5/23/24 (s)	890,097	1,012,485
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 3/11/28 (f)(g)(s)	2,222,285	2,125,994
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.2637% 1/23/25 (f)(g)(s)	1,464,216	1,400,156
Sweetwater Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.8125% 8/5/28 (f)(g)(s)	1,685,090	1,482,879
		24,038,535
Media - 0.4%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.5596% 10/28/27 (f)(g)(s)	6,641,313	6,158,157
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.7943% 1/31/26 (f)(g)(s)	2,422,227	2,297,071
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 7/14/26 (f)(g)(s)	1,855,264	1,765,821
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.81% 2/1/27 (f)(g)(s)	16,415,557	16,060,817
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.1247% 1/31/28 (f)(g)(s)	6,820,000	6,576,185
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.8747% 10/15/29 (f)(g)(s)	1,415,000	1,377,149
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 3.3747% 4/15/27 (f)(g)(s)	4,276,563	4,019,969
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.1247% 1/15/26 (f)(g)(s)	3,421,587	3,233,399
Diamond Sports Group LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9% 5/25/26 (f)(g)(s)	4,574,854	4,593,154
2LN, term loan 3 month U.S. LIBOR + 3.250% 4.0916% 8/24/26 (f)(g)(s)	17,351,430	5,201,091
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.0596% 8/2/27 (f)(g)(s)	5,911,450	5,709,456
Dotdash Meredith, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.8663% 12/1/28 (f)(g)(s)	5,492,825	5,245,648
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 3.2487% 11/17/24 (f)(g)(s)	1,502,053	1,351,848
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.6247% 9/25/28 (f)(g)(s)	1,810,000	1,773,800
MJH Healthcare Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.4644% 1/28/29 (f)(g)(s)	1,505,000	1,429,750
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.1247% 7/17/25 (f)(g)(s)	4,521,933	4,290,184
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.3% 9/19/26 (f)(g)(s)	6,570,600	6,445,759
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.8747% 8/29/25 (f)(g)(s)	1,922,846	1,874,775
Scripps (E.W.) Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5137% 1/7/28 (f)(g)(s)	2,310,875	2,246,956
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.56% 9/30/26 (f)(g)(s)	2,149,875	2,030,299
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.75% 8/14/26 (f)(g)(s)	2,786,832	2,715,433
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4.3096% 3/24/26 (f)(g)(s)	3,739,875	3,623,004
1 month U.S. LIBOR + 3.250% 4.3096% 1/31/29 (f)(g)(s)	5,340,000	5,101,355
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 3.3747% 1/31/28 (f)(g)(s)	3,500,000	3,404,240
		98,525,320
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.55% 4/27/27 (f)(g)(s)	1,358,322	1,317,572
Intelsat Jackson Holdings SA 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 4.9195% 2/1/29 (f)(g)(s)	24,766,859	23,280,848
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.81% 4/11/25 (f)(g)(s)	2,208,464	2,158,089
		26,756,509
TOTAL COMMUNICATION SERVICES		218,081,638
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.6341% 3/5/28 (f)(g)(s)	2,908,025	2,597,681
Avis Budget Car Rental LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.6341% 3/16/29 (f)(g)(s)	1,595,000	1,553,801
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 4/30/26 (f)(g)(s)	3,253,413	3,119,731
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (f)(g)(s)	3,638,938	3,500,221
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 12/16/25 (f)(g)(s)	1,669,388	1,482,283
Novae LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.8011% 12/22/28 (f)(g)(s)	1,532,222	1,482,425
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.9193% 12/22/28 (f)(g)(s)	437,778	423,550
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.3096% 12/17/28 (f)(g)(s)	3,007,463	2,828,428
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.9889% 1/26/29 (f)(g)(s)	1,230,000	1,063,950
Rough Country LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.506% 7/28/28 (f)(g)(s)	1,431,875	1,369,832
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 1/29/28 (f)(g)(s)	2,950,200	2,666,243
		22,088,145
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.0596% 5/23/27 (f)(g)(s)	1,298,396	1,237,047
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.3709% 6/3/28 (f)(g)(s)	6,969,907	6,441,379
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2884% 3/1/25 (f)(g)(s)	3,393,368	3,292,992
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.8125% 2/1/26 (f)(g)(s)	580,230	568,266
		11,539,684
Distributors - 0.0%
BCPE Empire Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0596% 6/11/26 (f)(g)(s)	2,547,525	2,407,411
Gloves Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0596% 1/6/28 (f)(g)(s)	1,247,399	1,191,266
		3,598,677
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.9284% 8/12/28 (f)(g)(s)	2,453,091	2,384,110
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (f)(g)(s)	4,872,309	4,669,280
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.256% 8/22/25 (f)(g)(s)	637,000	629,566
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.756% 2/21/25 (f)(g)(s)	4,763,951	4,611,362
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/29/28 (f)(g)(s)	1,336,650	1,286,526
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.7987% 3/13/25 (f)(g)(s)	1,935,525	1,930,686
Mckissock Investment Holdings Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.9442% 3/10/29 (f)(g)(s)	1,290,000	1,265,271
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2701% 8/12/28 (f)(g)(s)	2,169,563	2,099,724
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2637% 4/3/28 (f)(g)(s)	3,979,925	3,170,687
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.5443% 1/15/27 (f)(g)(s)	2,921,413	2,831,346
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (f)(g)(s)	12,503,700	11,896,395
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 7/30/25 (f)(g)(s)	1,079,208	1,003,664
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 7% 5/3/28 (f)(g)(s)	2,210,400	2,165,264
		39,943,881
Hotels, Restaurants & Leisure - 0.7%
19Th Holdings Golf LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 4.148% 2/7/29 (c)(f)(g)(s)	2,630,000	2,472,200
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.6247% 2/1/26 (f)(g)(s)	784,580	741,428
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.8096% 2/1/26 (f)(g)(s)	1,665,717	1,538,706
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 8/17/28 (f)(g)(s)	4,543,343	4,381,510
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 3/11/25 (f)(g)(s)	3,416,809	3,325,683
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 1/15/27 (f)(g)(s)	2,289,288	2,204,401
Aristocrat Technologies, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.250% 5/13/29 (f)(g)(s)(t)	1,420,000	1,392,409
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.05% 10/1/28 (f)(g)(s)	6,458,813	6,181,407
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.8451% 9/9/26 (f)(g)(s)	816,548	797,498
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 11/19/26 (f)(g)(s)	2,932,500	2,817,047
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 12/22/24 (f)(g)(s)	20,753,205	20,327,765
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5596% 7/20/25 (f)(g)(s)	11,509,725	11,329,943
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4% 10/18/28 (f)(g)(s)	4,209,450	3,997,210
3 month U.S. LIBOR + 3.000% 3.75% 6/30/25 (f)(g)(s)	4,367,188	4,197,960
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5983% 7/21/28 (f)(g)(s)	17,784,650	16,650,879
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5596% 2/1/24 (f)(g)(s)	10,275,709	10,147,262
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.006% 9/8/24 (f)(g)(s)	794,000	664,602
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.006% 3/8/24 (f)(g)(s)	3,544,974	3,096,534
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.7004% 1/27/29 (f)(g)(s)	29,304,368	28,002,375
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.3096% 11/22/28 (f)(g)(s)	1,112,213	1,046,870
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.0596% 11/30/23 (f)(g)(s)	4,726,616	4,708,892
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.03% 10/20/24 (f)(g)(s)	7,923,442	7,742,709
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.7427% 3/16/27 (f)(g)(s)	1,885,750	1,842,529
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.56% 8/27/28 (f)(g)(s)	1,368,125	1,324,796
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.0596% 8/2/28 (f)(g)(s)	10,517,775	10,210,972
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.7557% 6/21/26 (f)(g)(s)	2,928,862	2,848,640
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0596% 4/26/28 (f)(g)(s)	2,055,298	2,001,347
Light & Wonder, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.250% 3.8817% 4/7/29 (f)(g)(s)	3,565,000	3,475,875
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5625% 5/12/28 (f)(g)(s)	3,632,550	3,282,917
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 8/31/25 (f)(g)(s)	1,807,416	1,750,555
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 9.21% 6/23/26 (f)(g)(s)	1,811,313	1,666,408
Pacific Bells LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.8356% 10/20/28 (f)(g)(s)	1,511,252	1,439,467
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5596% 5/29/26 (f)(g)(s)	2,297,125	2,233,954
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.8249% 3/1/26 (f)(g)(s)	2,945,389	2,709,758
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.81% 4/27/24 (f)(g)(s)	281,692	270,776
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.4963% 5/10/26 (f)(g)(s)	675,793	637,273
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.06% 5/11/24 (f)(g)(s)	561,532	552,407
Scientific Games Holdings LP term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.1751% 2/4/29 (f)(g)(s)	3,830,000	3,668,604
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.0625% 8/25/28 (f)(g)(s)	2,139,250	2,071,864
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.256% 7/16/26 (f)(g)(s)	6,480,380	6,319,537
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.31% 2/7/27 (f)(g)(s)	6,297,930	6,105,087
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 9.756% 2/28/25 (f)(g)(s)	3,449,800	3,408,851
3 month U.S. LIBOR + 6.750% 7.756% 5/30/26 (f)(g)(s)	3,161,074	2,515,677
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 12/30/26 (f)(g)(s)	4,482,132	4,194,514
2LN, term loan 3 month U.S. LIBOR + 8.500% 9.506% 12/30/27 (f)(g)(s)	500,000	471,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.506% 12/30/26 (c)(f)(g)(s)	763,375	737,611
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3096% 7/21/28 (f)(g)(s)	7,251,825	6,852,975
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 5/30/25 (f)(g)(s)	1,472,607	1,440,165
		211,799,099
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.64% 9/24/28 (f)(g)(s)	2,582,025	2,173,213
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5446% 7/30/28 (f)(g)(s)	2,145,000	2,036,678
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.2637% 10/20/28 (f)(g)(s)	1,820,000	1,606,150
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3096% 6/29/28 (f)(g)(s)	1,344,129	1,210,388
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.4972% 6/29/28 (f)(g)(s)(u)	177,232	159,598
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 10/30/27 (f)(g)(s)	2,194,891	2,015,195
		9,201,222
Internet & Direct Marketing Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5137% 3/5/28 (f)(g)(s)	55,900,202	52,937,491
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.3449% 11/8/27 (f)(g)(s)	3,628,350	3,519,500
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.8096% 10/19/27 (f)(g)(s)	8,372,500	7,720,533
Red Ventures LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.5596% 11/8/24 (f)(g)(s)	5,234,847	4,986,192
3 month U.S. LIBOR + 3.500% 4.2637% 11/8/24 (f)(g)(s)	1,412,125	1,359,170
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2637% 12/17/26 (f)(g)(s)	14,077,899	13,479,589
		84,002,475
Leisure Products - 0.1%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5596% 1/4/26 (f)(g)(s)	2,052,350	2,029,897
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.5596% 5/28/28 (f)(g)(s)	2,605,313	2,514,127
Lids Holdings, Inc. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.5% 12/14/26 (c)(f)(g)(s)	3,027,344	2,966,797
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5596% 12/21/25 (f)(g)(s)	2,487,164	2,175,025
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.2974% 5/12/28 (f)(g)(s)	3,436,364	3,303,204
		12,989,050
Multiline Retail - 0.0%
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (f)(g)(s)	4,154,692	4,045,632
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 6.2302% 11/22/23 (c)(f)(g)(s)	119,101	117,612
		4,163,244
Specialty Retail - 0.2%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.55% 11/6/27 (f)(g)(s)	4,274,700	4,132,224
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 4/8/28 (f)(g)(s)	1,265,438	1,193,206
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.9669% 7/24/28 (f)(g)(s)	1,791,000	1,532,433
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5169% 11/17/28 (c)(f)(g)(s)	900,000	864,000
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (f)(g)(s)	1,488,750	1,191,000
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.9637% 7/7/28 (f)(g)(s)	2,330,505	1,876,056
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5137% 12/18/27 (f)(g)(s)	6,632,917	6,042,587
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 4/15/28 (f)(g)(s)	7,706,848	6,612,244
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.256% 3/4/28 (f)(g)(s)	2,118,600	2,014,428
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.5596% 10/20/28 (f)(g)(s)	3,318,325	3,036,267
Tranche B2 1LN, term loan NULL 4.1339% 10/20/28 (f)(s)	7,985,000	7,419,422
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 4/14/28 (f)(g)(s)	2,764,113	2,594,811
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.536% 8/2/28 (f)(g)(s)	1,910,400	1,793,388
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.6779% 12/21/27 (f)(g)(s)	2,128,500	2,032,718
		42,334,784
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock GmbH & Co. KG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0981% 4/28/28 (f)(g)(s)	2,150,000	2,026,375
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 10/7/27 (f)(g)(s)	1,471,412	1,419,913
Crocs, Inc. Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.4484% 2/17/29 (f)(g)(s)	9,205,000	8,591,303
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 4/25/25 (f)(g)(s)	2,192,529	2,134,976
		14,172,567
TOTAL CONSUMER DISCRETIONARY		455,832,828
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Bengal Debt Merger Sub LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 4.0011% 1/24/29 (f)(g)(s)	4,175,000	3,955,813
2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.000% 6.7511% 1/24/30 (f)(g)(s)	1,370,000	1,310,063
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 3/31/28 (f)(g)(s)	5,503,415	5,071,177
		10,337,053
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5137% 10/1/26 (f)(g)(s)	172,000	144,050
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5137% 10/1/25 (f)(g)(s)	489,555	409,758
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8541% 2/3/24 (f)(g)(s)	2,023,030	2,009,131
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3096% 1/29/27 (f)(g)(s)	2,976,819	2,850,304
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 10/22/25 (f)(g)(s)	1,249,355	1,211,249
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.7389% 11/20/25 (f)(g)(s)	4,498,468	3,658,199
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2637% 9/23/27 (f)(g)(s)	3,914,664	3,584,032
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.5749% 9/13/26 (f)(g)(s)	2,925,000	2,802,355
		16,669,078
Food Products - 0.1%
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5596% 10/23/27 (f)(g)(s)	4,343,850	4,039,781
Del Monte Foods, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.1317% 2/15/29 (f)(g)(s)	5,110,000	4,867,275
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8044% 5/1/26 (f)(g)(s)	7,119,072	6,978,898
		15,885,954
Household Products - 0.0%
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.9884% 9/29/28 (f)(g)(s)	3,012,450	2,854,296
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 12/16/27 (f)(g)(s)	2,335,438	2,230,343
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5137% 12/22/26 (f)(g)(s)	4,329,720	3,985,810
		9,070,449
Personal Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 5/17/28 (f)(g)(s)	3,820,800	3,488,887
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8096% 12/21/25 (f)(g)(s)	1,875,614	1,842,791
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.8747% 6/16/25 (f)(g)(s)	2,028,735	1,022,827
		6,354,505
TOTAL CONSUMER STAPLES		58,317,039
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5137% 11/3/25 (f)(g)(s)	2,167,308	2,135,340
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.9736% 5/21/25 (f)(g)(s)	1,066,182	1,037,395
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (f)(g)(s)	1,866,063	1,863,730
		5,036,465
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (f)(g)(s)	3,435,569	3,298,146
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.3096% 6/24/24 (f)(g)(s)	3,176,619	3,128,398
BCP Renaissance Parent LLC Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.5341% 10/31/26 (f)(g)(s)	1,892,684	1,837,247
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5596% 3/17/28 (c)(f)(g)(s)	1,786,500	1,715,040
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(g)(s)	1,374,283	1,345,821
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (f)(g)(s)	5,950,414	5,835,155
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 6/4/28 (f)(g)(s)	13,760,988	13,360,405
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.273% 3/30/25 (f)(g)(s)	2,201,798	2,116,479
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 2/6/25 (f)(g)(s)	7,632,962	7,316,729
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.006% 2/6/25 (f)(g)(s)	4,032,900	3,865,817
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.08% 3/1/26 (f)(g)(s)	2,947,500	2,534,850
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.506% 9/29/28 (f)(g)(s)	3,925,275	3,823,885
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.0137% 7/18/25 (f)(g)(s)	4,910,658	4,649,804
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.8096% 7/30/28 (f)(g)(s)	1,492,500	1,437,770
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6% 2/15/24 (f)(g)(s)	4,649,525	3,131,455
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(f)(g)(s)	2,102,309	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(f)(g)(s)	907,000	0
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (f)(g)(s)	1,706,250	1,636,584
		61,033,585
TOTAL ENERGY		66,070,050
FINANCIALS - 0.6%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4.5596% 2/13/27 (f)(g)(s)	1,876,880	1,786,789
3 month U.S. LIBOR + 3.500% 4.5596% 2/13/27 (f)(g)(s)	1,969,663	1,871,888
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3096% 1/27/27 (f)(g)(s)	1,303,450	1,239,907
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.3148% 2/27/28 (f)(g)(s)	5,608,350	5,419,068
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.256% 9/21/28 (f)(g)(s)	1,496,250	1,443,881
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7841% 4/9/27 (f)(g)(s)	2,486,524	2,384,999
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.3125% 8/3/25 (c)(f)(g)(s)	1,876,111	1,805,757
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0983% 4/21/28 (f)(g)(s)	1,990,000	1,845,725
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9997% 5/30/25 (f)(g)(s)	1,232,682	1,163,343
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5137% 12/1/28 (f)(g)(s)	1,311,713	1,260,556
		20,221,913
Consumer Finance - 0.0%
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.8096% 6/10/28 (f)(g)(s)	616,892	567,387
Diversified Financial Services - 0.2%
ACNR Holdings, Inc. term loan 17% 9/16/25 (c)(f)(s)	763,659	778,932
Agellan Portfolio 9% 8/7/25 (c)(f)(s)	424,000	428,240
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5596% 6/27/25 (f)(g)(s)	1,886,982	1,833,675
Fleetcor Technologies Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 4/30/28 (f)(g)(s)	1,258,665	1,212,359
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.0596% 7/3/24 (f)(g)(s)	4,355,730	4,238,212
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 9/24/27 (f)(g)(s)	3,189,706	3,056,791
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.375% 9/1/27 (c)(f)(g)(s)	2,197,842	2,153,885
LHS Borrower LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 5.8841% 2/18/29 (f)(g)(s)	4,000,000	3,450,000
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.7817% 1/9/24 (c)(f)(g)(s)	6,800,000	6,732,000
Nexus Buyer LLC 2LN, term loan 1 month U.S. LIBOR + 6.250% 7.0949% 11/5/29 (f)(g)(s)	1,555,000	1,505,753
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.7978% 9/29/24 (f)(g)(s)	756,727	734,025
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.450% 5.3061% 1/21/27 (c)(f)(g)(s)	6,800,000	6,766,000
TransUnion LLC:
Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 11/16/26 (f)(g)(s)	2,906,828	2,812,880
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.3096% 12/1/28 (f)(g)(s)	642,666	625,796
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (f)(g)(s)	2,865,563	2,770,054
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 9.3748% 11/15/22 (c)(f)(g)(s)	5,457,455	5,457,455
WH Borrower LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.7523% 2/9/27 (f)(g)(s)	3,690,000	3,530,112
		48,086,169
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 5.3096% 2/15/27 (f)(g)(s)	3,220,313	3,131,754
3 month U.S. LIBOR + 3.500% 4.5596% 2/13/27 (f)(g)(s)	10,415,563	9,920,824
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 5/10/25 (f)(g)(s)	3,312,310	3,186,045
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 5/9/25 (f)(g)(s)	972,500	934,407
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.3747% 11/6/27 (f)(g)(s)	6,716,250	6,463,182
AmeriLife Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.8% 3/18/27 (f)(g)(s)	728,900	692,455
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.2769% 2/19/28 (f)(g)(s)	5,581,608	5,348,855
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.120% 4.1846% 11/3/23 (f)(g)(s)	2,299,182	2,240,070
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 11/3/24 (f)(g)(s)	4,648,240	4,477,232
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 6.3096% 1/31/28 (f)(g)(s)	9,565,000	8,576,649
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 6.3096% 1/20/29 (f)(g)(s)	3,760,000	3,365,200
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 12/23/26 (f)(g)(s)	14,298,776	13,501,619
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 7/31/27 (f)(g)(s)	3,895,650	3,679,441
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3479% 4/25/25 (f)(g)(s)	2,576,042	2,489,822
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2132% 4/25/25 (f)(g)(s)	19,339,717	18,638,652
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.1341% 9/1/27 (f)(g)(s)	3,864,525	3,783,602
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 4.256% 12/2/26 (f)(g)(s)	122,190	118,219
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.006% 5/16/24 (f)(g)(s)	7,816,265	7,614,371
		98,162,399
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.250% 2.75% 12/16/28 (f)(g)(s)	1,316,700	1,283,783
TOTAL FINANCIALS		168,321,651
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.3096% 11/6/27 (f)(g)(s)	3,726,876	3,626,735
Embecta Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.6511% 3/31/29 (f)(g)(s)	1,310,000	1,275,206
ICU Medical, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.500% 3.1975% 1/6/29 (f)(g)(s)	2,375,000	2,324,033
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3096% 5/4/28 (f)(g)(s)	5,069,425	4,934,223
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.8512% 10/19/27 (f)(g)(s)	3,833,834	3,737,988
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3096% 10/21/28 (f)(g)(s)	5,265,000	5,074,144
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 11/30/27 (f)(g)(s)	2,247,300	2,160,217
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 3/31/27 (f)(g)(s)	3,596,059	3,426,002
		26,558,548
Health Care Providers & Services - 0.3%
Accelerated Health Systems LLC Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.1596% 2/2/29 (f)(g)(s)	1,300,000	1,243,671
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 8/23/28 (f)(g)(s)	1,492,500	1,439,337
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 12/13/26 (f)(g)(s)	6,533,290	6,282,869
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.0596% 11/1/28 (f)(g)(s)	2,405,000	2,316,015
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 10/1/27 (f)(g)(s)	24,808,450	24,188,239
HAH Group Holding Co. LLC:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (f)(g)(s)	1,102,406	1,058,310
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (f)(g)(s)	139,433	133,855
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8125% 3/15/28 (f)(g)(s)	2,692,800	2,619,313
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.3125% 7/3/28 (f)(g)(s)	9,622,073	9,453,687
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.6784% 10/14/28 (f)(g)(s)	1,465,000	1,411,278
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 5.3096% 8/31/26 (f)(g)(s)	2,728,901	2,548,958
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.3096% 8/30/27 (f)(g)(s)	810,000	771,525
National Mentor Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7823% 3/2/28 (f)(g)(s)	1,149,344	1,025,790
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.0137% 11/15/28 (f)(g)(s)	7,090,000	6,846,317
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 6.0757% 6/20/26 (f)(g)(s)	2,878,250	2,723,544
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0057% 4/23/28 (f)(g)(s)	980,156	946,262
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.6% 8/31/26 (f)(g)(s)	3,381,438	3,232,553
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8.3% 10/1/29 (f)(g)(s)	565,000	550,875
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.05% 10/1/28 (f)(g)(s)	4,497,400	4,295,512
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.7637% 6/13/26 (f)(g)(s)	8,308,331	6,617,835
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.1486% 11/20/26 (f)(g)(s)	3,567,727	3,360,371
		83,066,116
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.3628% 2/15/29 (f)(g)(s)	22,830,435	21,745,989
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/15/29 (f)(g)(s)(u)	3,869,565	3,685,761
Emerald TopCo, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7376% 7/25/26 (f)(g)(s)	2,376,869	2,252,582
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.9877% 7/25/26 (f)(g)(s)	1,554,329	1,499,928
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5137% 12/1/27 (f)(g)(s)	3,009,600	2,918,770
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (f)(g)(s)	1,499,850	1,436,106
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0596% 4/6/28 (f)(g)(s)	1,776,075	1,651,750
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.3% 9/30/26 (f)(g)(s)	3,701,193	3,605,184
		38,796,070
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.3125% 7/3/28 (f)(g)(s)	2,397,346	2,355,392
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.55% 8/1/27 (f)(g)(s)	9,105,219	8,826,417
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 5/5/28 (f)(g)(s)	9,864,375	9,630,096
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5625% 6/2/28 (f)(g)(s)	8,267,729	8,052,438
Perrigo Investments LLC Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.500% 3.4644% 4/20/29 (f)(g)(s)	1,735,000	1,690,185
PetIQ, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.1041% 4/13/28 (c)(f)(g)(s)	1,985,000	1,940,338
		30,139,474
TOTAL HEALTH CARE		180,915,600
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 12/31/27 (f)(g)(s)	1,964,871	1,913,705
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.31% 6/19/26 (f)(g)(s)	310,142	295,606
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3096% 5/30/25 (f)(g)(s)	4,696,955	4,562,998
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3096% 12/9/25 (f)(g)(s)	12,922,243	12,564,427
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3096% 8/22/24 (f)(g)(s)	2,428,560	2,368,939
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9896% 4/30/25 (f)(g)(s)	3,188,547	2,869,692
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.99% 4/30/26 (f)(g)(s)	319,000	274,340
		24,849,707
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/8/26 (f)(g)(s)	2,009,809	1,900,275
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/4/26 (f)(g)(s)	1,080,543	1,021,653
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5137% 11/23/28 (f)(g)(s)	1,810,000	1,729,455
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.96% 12/23/22 (c)(f)(g)(s)	3,755,000	3,623,575
STG Logistics, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 6.000% 6.7658% 3/24/28 (f)(g)(s)	1,865,000	1,823,038
		10,097,996
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.8127% 4/20/28 (f)(g)(s)	5,240,000	5,217,730
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (f)(g)(s)	2,750,000	2,672,670
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (f)(g)(s)	5,495,000	5,568,248
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(g)(s)	4,035,000	4,069,298
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7107% 4/21/28 (f)(g)(s)	9,380,250	9,110,568
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/11/26 (f)(g)(s)	2,087,829	1,942,558
		28,581,072
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (f)(g)(s)	6,587,700	5,289,133
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 3.8096% 1/3/29 (f)(g)(s)	833,457	814,704
3 month U.S. LIBOR + 2.500% 3.5596% 10/1/26 (f)(g)(s)	2,430,073	2,368,300
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 12/22/28 (f)(g)(s)	1,425,143	1,353,002
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/22/28 (f)(g)(s)(u)	294,857	279,931
Griffon Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.750% 3.7724% 1/24/29 (f)(g)(s)	5,160,000	4,972,950
Hunter Douglas, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.8417% 2/25/29 (f)(g)(s)	12,440,000	11,216,775
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 2/28/27 (f)(g)(s)	2,523,276	2,449,672
Oscar AcquisitionCo LLC 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.500% 6.1085% 4/29/29 (f)(g)(s)	2,900,000	2,648,077
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.6784% 10/15/28 (f)(g)(s)	1,415,000	1,320,591
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.7876% 9/22/28 (f)(g)(s)	1,941,949	1,895,556
		34,608,691
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.8011% 12/20/29 (f)(g)(s)	1,725,000	1,638,750
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 12/21/28 (f)(g)(s)	10,940,000	10,461,375
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (f)(g)(s)	3,885,500	3,625,677
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5079% 11/16/28 (f)(g)(s)	1,167,075	1,129,145
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0079% 11/16/28 (f)(g)(s)	2,249,363	2,146,027
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5137% 5/14/28 (f)(g)(s)	5,367,225	5,065,319
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.3751% 7/9/28 (f)(g)(s)	2,985,000	2,841,810
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (f)(g)(s)	2,675,945	2,396,309
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.3964% 6/21/24 (f)(g)(s)	12,056,821	10,710,436
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 5/17/28 (f)(g)(s)	2,416,738	2,294,402
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.0596% 10/8/28 (f)(g)(s)	1,007,475	1,001,652
Congruex Group LLC Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 5.750% 7.0116% 4/26/29 (f)(g)(s)	2,750,000	2,660,625
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.5596% 11/30/28 (f)(g)(s)	2,874,669	2,806,396
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.5596% 11/30/28 (f)(g)(s)	215,331	210,217
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5209% 7/12/28 (f)(g)(s)	2,285,372	2,201,110
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 8/1/26 (f)(g)(s)	2,883,149	2,831,973
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 10/21/28 (f)(g)(s)	621,875	593,891
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 3/29/25 (f)(g)(s)	3,221,884	3,088,595
Harland Clarke Holdings Corp.:
1LN, term loan 1 month U.S. LIBOR + 7.750% 8.756% 6/16/26 (f)(g)(s)	1,977,345	1,552,216
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.756% 11/3/23 (f)(g)(s)	366,321	289,393
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5137% 3/5/28 (f)(g)(s)	2,168,155	2,097,690
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.256% 4/21/27 (f)(g)(s)	1,723,188	1,611,180
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (f)(g)(s)	5,131,225	4,859,681
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 4.2637% 1/23/27 (f)(g)(s)	3,748,238	3,612,364
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.6467% 2/16/29 (f)(g)(s)	3,990,000	3,850,350
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 10% 1/31/28 (f)(g)(s)	2,880,000	2,793,600
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.0596% 9/20/26 (f)(g)(s)	2,595,509	2,541,990
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.1341% 8/4/28 (f)(g)(s)	5,970,000	5,746,125
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.506% 3/6/25 (f)(g)(s)	3,429,561	2,675,058
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.3096% 7/8/28 (f)(g)(s)	2,004,975	1,909,739
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(g)(s)	3,226,156	3,113,241
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 8/29/25 (f)(g)(s)	1,479,308	1,356,037
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.2841% 4/14/29 (f)(g)(s)	3,018,740	2,905,537
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.06% 3/23/24 (f)(g)(s)	1,328,834	1,251,669
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5625% 4/1/28 (f)(g)(s)	1,136,413	1,098,059
		100,967,638
Construction & Engineering - 0.1%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.9273% 1/24/27 (f)(g)(s)	1,934,107	1,878,984
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.06% 1/21/28 (f)(g)(s)	2,397,260	2,315,154
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.3096% 1/23/27 (f)(g)(s)	4,074,621	3,998,222
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0187% 6/4/28 (f)(g)(s)	7,414,249	7,017,290
Traverse Midstream Partners Ll Tranche B, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.9369% 9/27/24 (f)(g)(s)	1,522,149	1,495,983
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 5/7/28 (f)(g)(s)	2,547,200	2,442,128
		19,147,761
Electrical Equipment - 0.1%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5196% 10/8/27 (f)(g)(s)	2,822,911	2,710,587
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.7549% 10/14/27 (f)(g)(s)	5,674,371	5,291,351
AZZ, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.1339% 5/6/29 (f)(g)(s)	3,420,000	3,304,575
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.506% 12/16/28 (f)(g)(s)	1,356,600	1,320,989
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5533% 3/2/27 (f)(g)(s)	6,067,208	5,747,405
		18,374,907
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 10/12/28 (f)(g)(s)(t)	3,095,000	2,998,281
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.05% 11/15/26 (f)(g)(s)	223,434	218,222
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.3% 11/15/25 (f)(g)(s)	1,142,252	1,090,850
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 9.75% 4/16/25 (c)(f)(g)(s)	697,637	669,732
		4,977,085
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (f)(g)(s)	3,050,469	2,934,368
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.7841% 12/30/28 (f)(g)(s)	2,015,000	1,959,588
3 month U.S. LIBOR + 3.500% 4.5596% 2/7/26 (f)(g)(s)	5,594,554	5,432,311
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.9985% 9/30/28 (f)(g)(s)	1,445,125	1,393,187
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5625% 6/2/28 (f)(g)(s)	6,377,950	5,835,824
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.737% 8/16/28 (f)(g)(s)	2,064,825	1,975,356
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.756% 7/19/28 (f)(g)(s)	4,046,725	3,826,178
Galaxy U.S. Opco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.7841% 4/19/29 (f)(g)(s)	2,185,000	2,064,825
Vaco Holdings LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.8011% 1/21/29 (f)(g)(s)	1,506,225	1,458,523
		26,880,160
Road & Rail - 0.1%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.006% 12/30/26 (f)(g)(s)	3,675,000	3,584,044
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 5.0749% 4/4/25 (f)(g)(s)	5,034,615	4,896,163
3 month U.S. LIBOR + 3.500% 5.0749% 2/25/27 (f)(g)(s)	6,524,396	6,326,315
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.5533% 2/23/25 (f)(g)(s)	1,815,000	1,778,137
		16,584,659
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.3096% 5/19/28 (f)(g)(s)	1,920,488	1,852,368
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.13% 8/9/25 (f)(g)(s)	1,729,578	1,670,132
		3,522,500
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.719% 4/6/28 (f)(g)(s)	3,253,650	3,060,481
ASP LS Acquisition Corp.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8.25% 5/7/29 (f)(g)(s)	575,000	554,875
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (f)(g)(s)	2,457,650	2,334,768
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4889% 11/23/29 (c)(f)(g)(s)	1,525,000	1,517,375
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.9829% 7/21/28 (f)(g)(s)	3,056,335	2,871,855
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.9829% 7/21/28 (f)(g)(s)	1,131,005	1,062,737
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.256% 7/22/28 (f)(g)(s)	3,097,238	2,879,873
		14,281,964
TOTAL INDUSTRIALS		302,874,140
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.756% 8/10/25 (f)(g)(s)	5,822,506	4,827,615
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 4/4/26 (f)(g)(s)	9,067,476	8,580,099
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3096% 9/25/26 (f)(g)(s)	7,906,208	7,653,525
		21,061,239
Electronic Equipment & Components - 0.1%
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.8096% 3/31/29 (f)(g)(s)	600,000	588,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5596% 3/31/28 (f)(g)(s)	2,610,362	2,497,803
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.506% 12/2/24 (f)(g)(s)	3,422,740	3,341,450
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.0596% 8/10/27 (f)(g)(s)	3,193,125	3,115,947
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 2/15/24 (f)(g)(s)	3,094,637	3,046,299
II-VI, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 12/8/28 (f)(g)(s)(t)	5,070,000	4,939,042
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.3% 9/28/24 (f)(g)(s)	2,099,221	2,073,631
		19,602,172
IT Services - 0.3%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0753% 2/16/28 (f)(g)(s)	4,050,260	3,910,202
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8125% 9/7/28 (c)(f)(g)(s)	1,516,200	1,463,133
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 12/4/27 (f)(g)(s)	4,728,500	4,438,879
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 10/31/26 (f)(g)(s)	8,149,369	7,869,275
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 10/31/26 (f)(g)(s)	3,855,762	3,704,423
CMI Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.2557% 3/23/28 (f)(g)(s)	1,736,875	1,695,624
Constant Contact, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0107% 2/10/28 (f)(g)(s)	1,928,531	1,836,926
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.75% 5/31/25 (f)(g)(s)	12,164,264	9,472,920
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.256% 8/19/28 (f)(g)(s)	2,110,463	2,047,149
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.8096% 3/26/28 (f)(g)(s)	7,865,563	7,520,028
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.0596% 11/10/27 (f)(g)(s)	2,596,410	2,526,307
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8096% 2/1/28 (f)(g)(s)	16,017,003	15,500,455
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 12/17/27 (f)(g)(s)	474,430	443,891
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5596% 12/17/27 (f)(g)(s)	756,270	707,589
Tempo Acquisition LLC:
1LN, term loan 1 month U.S. LIBOR + 3.000% 4.0341% 8/31/28 (f)(g)(s)	4,291,200	4,181,259
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 5/1/24 (f)(g)(s)	405,816	400,999
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0596% 8/27/25 (f)(g)(s)	6,610,596	6,461,858
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.8817% 1/13/29 (f)(g)(s)	4,000,000	3,850,000
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3096% 4/1/28 (f)(g)(s)	1,687,950	1,638,713
		79,669,630
Semiconductors & Semiconductor Equipment - 0.0%
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.0625% 11/15/25 (f)(g)(s)	1,202,225	1,186,199
Entegris, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3/2/29 (f)(g)(s)(t)	4,995,000	4,924,770
MKS Instruments, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.750% 4/11/29 (f)(g)(s)(t)	5,360,000	5,272,900
		11,383,869
Software - 0.6%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.8679% 3/10/27 (f)(g)(s)	2,186,982	2,143,242
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.0267% 9/19/24 (f)(g)(s)	1,000,000	971,000
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 8/15/25 (f)(g)(s)	8,426,751	8,247,683
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.3096% 4/23/26 (f)(g)(s)	2,481,721	2,436,752
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.5137% 12/10/29 (f)(g)(s)	310,000	293,982
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.2637% 12/10/28 (f)(g)(s)	7,172,025	6,805,750
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 11/24/26 (f)(g)(s)	4,089,750	3,701,224
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5596% 4/30/25 (f)(g)(s)	4,511,516	4,376,171
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5596% 9/30/28 (f)(g)(s)	4,648,350	4,434,526
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0596% 10/16/26 (f)(g)(s)	10,265,015	9,999,870
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.0596% 2/19/29 (f)(g)(s)	1,590,000	1,556,880
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 7/31/27 (f)(g)(s)	3,595,250	3,490,017
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4889% 6/13/25 (f)(g)(s)	1,363,000	1,188,086
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7389% 6/13/24 (f)(g)(s)	4,077,487	3,834,551
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (f)(g)(s)	1,611,258	1,553,526
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (f)(g)(s)	1,826,550	1,676,627
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.0596% 12/1/27 (f)(g)(s)	4,196,875	4,070,213
Hyland Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.250% 7.3096% 7/10/25 (f)(g)(s)	194,480	191,928
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5596% 7/1/24 (f)(g)(s)	6,214,806	6,053,407
MA FinanceCo. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (f)(g)(s)	1,314,589	1,242,287
McAfee Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.8416% 2/2/29 (f)(g)(s)	3,085,000	2,921,125
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8096% 9/15/24 (f)(g)(s)	6,666,822	6,426,817
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 7.3096% 2/23/29 (f)(g)(s)	535,000	516,275
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5596% 9/15/24 (f)(g)(s)	3,216,419	3,094,453
Motus Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.703% 12/10/28 (f)(g)(s)	1,190,000	1,142,400
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8.06% 9/4/26 (f)(g)(s)	175,000	171,063
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.31% 9/5/25 (f)(g)(s)	1,242,179	1,203,882
NortonLifeLock, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.000% 1/28/29 (f)(g)(s)(t)	8,995,000	8,680,175
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.7637% 6/2/28 (f)(g)(s)	9,029,625	8,599,634
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5596% 5/30/26 (f)(g)(s)	3,027,697	2,892,722
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.7579% 8/31/28 (f)(g)(s)	8,787,975	8,415,892
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (f)(g)(s)	9,471,595	9,009,855
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 4/22/28 (f)(g)(s)	4,970,025	4,758,252
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 9/30/28 (f)(g)(s)	2,639,175	2,492,384
Renaissance Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0137% 5/31/25 (f)(g)(s)	3,101,869	2,986,852
Sophia LP:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 4.7004% 10/7/27 (f)(g)(s)	620,000	609,150
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.256% 10/7/27 (f)(g)(s)	5,653,652	5,435,987
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 4/16/25 (f)(g)(s)	2,563,732	2,488,435
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 4/16/25 (f)(g)(s)	2,081,256	2,020,130
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 2.5137% 4/16/25 (f)(g)(s)	7,034,528	6,828,979
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 1/31/27 (f)(g)(s)	1,216,644	1,177,760
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 5/4/26 (f)(g)(s)	4,947,063	4,803,598
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 4.2116% 5/3/26 (f)(g)(s)	14,958,279	14,391,958
2LN, term loan 1 month U.S. LIBOR + 5.250% 6.2116% 5/3/27 (f)(g)(s)	5,210,000	4,985,345
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 2/28/27 (f)(g)(s)	4,606,616	4,474,175
		178,795,020
Technology Hardware, Storage & Peripherals - 0.0%
Seattle Spinco, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.0077% 3/1/27 (f)(g)(s)	8,254,313	7,779,690
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 6/21/24 (f)(g)(s)	8,484,327	8,060,111
		15,839,801
TOTAL INFORMATION TECHNOLOGY		326,351,731
MATERIALS - 0.5%
Chemicals - 0.2%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8096% 9/30/28 (f)(g)(s)	2,813,335	2,641,018
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 8.0596% 9/22/29 (f)(g)(s)	675,000	644,625
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (f)(g)(s)(u)	411,735	386,516
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.7236% 11/24/28 (f)(g)(s)	935,000	906,950
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9736% 11/24/27 (f)(g)(s)	3,308,077	3,150,943
Bakelite U.S. Holding Ltd. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 2/2/29 (f)(g)(s)(t)	1,740,000	1,631,250
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (c)(f)(g)(s)	6,323,123	6,086,006
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.964% 5/7/25 (f)(g)(s)	3,066,009	2,935,703
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.0596% 1/31/26 (f)(g)(s)	1,238,640	1,224,705
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.756% 7/23/28 (f)(g)(s)	1,665,000	1,542,206
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 7/3/28 (f)(g)(s)	2,123,977	1,969,330
Hexion Holdings Corp. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.500% 5.9241% 3/15/29 (f)(g)(s)	5,080,000	4,770,984
Hexion, Inc. 2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 7.000% 8.3192% 2/9/30 (f)(g)(s)	1,320,000	1,161,600
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 1/20/26 (f)(g)(s)	6,298,100	6,101,284
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.6511% 1/3/29 (f)(g)(s)	1,505,000	1,452,325
Manchester Acquisition Sub LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 6.5% 12/1/26 (f)(g)(s)	1,182,038	1,087,475
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.506% 3/1/26 (f)(g)(s)	3,209,326	3,091,384
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8125% 11/9/28 (f)(g)(s)	6,568,538	6,244,249
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 4.125% 10/11/24 (f)(g)(s)	1,976,400	1,920,824
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.006% 10/1/25 (f)(g)(s)	6,616,238	6,390,161
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.81% 4/3/25 (f)(g)(s)	3,987,202	3,846,932
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8125% 9/22/28 (f)(g)(s)	1,825,000	1,774,813
		60,961,283
Construction Materials - 0.1%
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.0504% 4/1/29 (f)(g)(s)	1,120,000	1,075,200
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.6044% 3/27/28 (f)(g)(s)	4,411,223	4,289,915
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.7841% 10/19/27 (f)(g)(s)	3,693,867	3,521,031
		8,886,146
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.3096% 3/3/28 (f)(g)(s)	4,276,139	4,036,932
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.3147% 3/11/28 (f)(g)(s)	6,427,700	6,105,158
3 month U.S. LIBOR + 3.250% 4.0721% 3/11/28 (f)(g)(s)	567,085	535,186
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5944% 7/1/26 (f)(g)(s)	3,960,899	3,874,750
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.05% 4/3/24 (f)(g)(s)	607,189	582,901
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.8096% 12/21/26 (f)(g)(s)	3,410,400	3,342,192
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8096% 12/1/27 (f)(g)(s)	3,964,688	3,816,013
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.3841% 3/30/29 (f)(g)(s)	13,440,000	12,768,000
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0596% 8/4/27 (f)(g)(s)	4,568,061	4,325,680
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5544% 2/9/26 (f)(g)(s)	2,034,450	1,802,177
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 5.0596% 8/1/26 (f)(g)(s)	1,741,250	1,662,894
3 month U.S. LIBOR + 4.000% 5.0596% 7/31/26 (f)(g)(s)	1,516,599	1,442,027
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.0625% 7/26/23 (f)(g)(s)	989,067	969,286
Proampac PG Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0075% 11/18/25 (f)(g)(s)	1,178,130	1,122,169
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.8096% 1/30/27 (f)(g)(s)	3,971,894	3,860,204
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4.5596% 9/24/28 (f)(g)(s)	3,014,850	2,869,775
3 month U.S. LIBOR + 3.250% 4.0137% 2/5/26 (f)(g)(s)	3,100,750	2,947,387
		56,062,731
Metals & Mining - 0.0%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 3.0625% 5/26/28 (f)(g)(s)	1,953,588	1,919,400
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.7579% 6/1/28 (f)(g)(s)	2,615,238	2,345,554
		4,264,954
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/4/28 (f)(g)(s)	2,306,787	2,220,283
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 3/1/28 (f)(g)(s)	1,213,885	1,007,524
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0625% 4/6/28 (f)(g)(s)	1,570,892	1,542,914
		4,770,721
TOTAL MATERIALS		134,945,835
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8096% 8/21/25 (f)(g)(s)	8,510,318	8,249,732
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 5.750% 7.0241% 1/30/27 (f)(g)(s)	3,093,161	2,807,043
Tranche C 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 5.750% 7.0241% 1/30/27 (f)(g)(s)	174,459	158,322
		11,215,097
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.750% 8/1/25 (f)(g)(s)(t)	2,530,000	2,444,613
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5137% 8/1/25 (f)(g)(s)	12,051,947	11,504,186
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.08% 12/15/27 (f)(g)(s)	1,784,988	1,742,309
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8007% 11/1/26 (f)(g)(s)	1,806,000	1,661,014
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.0625% 6/23/25 (f)(g)(s)	10,984,084	10,623,696
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.7461% 12/31/25 (f)(g)(s)	5,340,375	5,183,796
		33,159,614
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.4997% 8/27/28 (c)(f)(g)(s)	1,750,125	1,645,118
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.756% 3/25/28 (f)(g)(s)	1,985,000	1,929,420
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5625% 11/14/25 (f)(g)(s)	1,746,338	1,702,679
TerraForm Power Operating LLC Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.750% 4.1611% 5/30/29 (f)(g)(s)	1,110,000	1,082,250
		6,359,467
TOTAL UTILITIES		39,519,081
TOTAL BANK LOAN OBLIGATIONS (Cost $2,047,883,975)		1,962,444,690

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (f)	8,844,000	8,843,992
KeyBank NA 6.95% 2/1/28	1,259,000	1,407,280
Regions Bank 6.45% 6/26/37	15,683,000	18,040,201
TOTAL BANK NOTES (Cost $25,775,089)		28,291,473

Preferred Securities - 1.0%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(h)		1,630,000	1,467,326
Telefonica Europe BV:
2.625% (Reg. S) (f)(h)	EUR	4,700,000	5,045,685
3.875% (Reg. S) (f)(h)	EUR	3,600,000	3,765,069
			10,278,080
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
3.748% (Reg. S) (f)(h)	EUR	1,700,000	1,716,329
3.875% (Reg. S) (f)(h)	EUR	19,900,000	19,440,917
4.625% (Reg. S) (f)(h)	EUR	7,600,000	8,268,294
			29,425,540
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (h)		4,468,000	4,473,027
Danone SA 1.75% (Reg. S) (f)(h)	EUR	3,700,000	3,962,419
			8,435,446
Tobacco - 0.1%
British American Tobacco PLC 3% (Reg. S) (f)(h)	EUR	15,700,000	14,109,099
TOTAL CONSUMER STAPLES			22,544,545
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(f)(h)		1,520,000	228,000
FINANCIALS - 0.3%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (f)(h)	EUR	3,600,000	3,845,456
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(h)	EUR	3,400,000	3,682,008
Banco Do Brasil SA 6.25% (d)(f)(h)		1,545,000	1,428,932
Banco Mercantil del Norte SA:
6.75% (d)(f)(h)		935,000	888,951
6.875% (d)(f)(h)		2,575,000	2,543,328
7.625% (d)(f)(h)		608,000	592,040
Bank of Nova Scotia:
4.65% (f)(h)		4,078,000	3,747,528
4.9% (f)(h)		1,650,000	1,604,140
Barclays Bank PLC 7.625% 11/21/22		5,362,000	5,455,370
Barclays PLC:
5.875% (Reg. S) (f)(h)	GBP	2,950,000	3,616,869
7.125% (f)(h)	GBP	645,000	821,908
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		900,000	810,731
5.35% 11/12/29 (d)(f)		485,000	470,541
BNP Paribas SA 6.625% (Reg. S) (f)(h)		4,470,000	4,528,646
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(h)		1,451,000	1,447,373
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(h)		300,000	301,125
HSBC Holdings PLC 6.375% (f)(h)		5,550,000	5,606,242
Itau Unibanco Holding SA 6.125% (d)(f)(h)		2,015,000	1,969,663
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 4.2869% (f)(g)(h)		595,000	574,358
3 month U.S. LIBOR + 3.470% 4.7089% (f)(g)(h)		595,000	583,394
Lloyds Banking Group PLC 5.125% (f)(h)	GBP	435,000	527,588
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(h)		1,210,000	1,146,324
NBK Tier 1 Ltd. 3.625% (d)(f)(h)		635,000	568,841
Societe Generale 7.875% (Reg. S) (f)(h)		1,800,000	1,845,662
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (f)(g)(h)	EUR	2,480,725	2,783,026
Tinkoff Credit Systems 6% (d)(f)(h)		715,000	71,500
			51,461,544
Capital Markets - 0.1%
Credit Suisse Group AG 7.5% (Reg. S) (f)(h)		15,540,000	15,599,674
UBS Group AG 7% (Reg. S) (f)(h)		940,000	972,900
			16,572,574
Insurance - 0.0%
Aviva PLC 6.125% (f)(h)	GBP	4,780,000	6,053,394
QBE Insurance Group Ltd.:
5.25% (Reg. S) (f)(h)		7,527,000	7,221,535
5.875% (d)(f)(h)		3,175,000	3,141,750
			16,416,679
TOTAL FINANCIALS			84,450,797
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 2.375% 11/12/79 (Reg. S) (f)	EUR	21,300,000	21,580,368
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(h)		1,510,000	1,514,247
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (f)(h)	GBP	1,540,000	1,852,259
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		5,250,000	4,921,193
TOTAL INDUSTRIALS			8,287,699
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (d)(f)(h)		645,000	589,490
5.65% (d)(f)(h)		1,495,000	1,467,903
			2,057,393
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(f)(h)		1,580,000	1,448,560
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA 3.375% (Reg. S) (f)(h)	EUR	6,200,000	5,958,447
AT Securities BV 5.25% (Reg. S) (f)(h)		13,000,000	12,317,500
Citycon Oyj 4.496% (Reg. S) (f)(h)	EUR	2,550,000	2,396,503
CPI Property Group SA 3.75% (Reg. S) (f)(h)	EUR	6,840,000	4,818,898
Grand City Properties SA 1.5% (Reg. S) (f)(h)	EUR	10,500,000	9,212,785
Heimstaden Bostad AB:
3.248% (Reg. S) (f)(h)	EUR	11,640,000	10,793,400
3.625% (Reg. S) (f)(h)	EUR	600,000	504,122
MAF Global Securities Ltd. 5.5% (Reg. S) (f)(h)		1,465,000	1,431,397
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(h)	EUR	5,240,000	4,187,718
			51,620,770
UTILITIES - 0.2%
Electric Utilities - 0.1%
EDF SA 5.25% (Reg. S) (f)(h)		18,550,000	18,155,813
Enel SpA 2.5% (Reg. S) (f)(h)	EUR	7,585,000	8,124,335
SSE PLC:
3.74% (Reg. S) (f)(h)	GBP	3,300,000	3,862,049
4% (Reg. S) (f)(h)	EUR	4,600,000	4,765,488
			34,907,685
Multi-Utilities - 0.1%
Veolia Environnement SA 2% (Reg. S) (f)(h)	EUR	7,100,000	6,659,902
TOTAL UTILITIES			41,567,587
TOTAL PREFERRED SECURITIES (Cost $319,919,214)			273,489,339

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (v) (Cost $1,217,633,685)	1,217,446,151	1,217,689,640

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 4.5% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 36 Index expiring December 2026, paying 5% quarterly. (Cost $1,038,007)	6/15/22	EUR	43,450,000	125,222

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $32,651,747,441)	30,221,271,250
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(1,575,204,867)
NET ASSETS - 100.0%	28,646,066,383

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/52	(34,650,000)	(31,517,966)
2% 6/1/52	(17,800,000)	(16,191,047)
2% 6/1/52	(17,800,000)	(16,191,047)
2% 6/1/52	(17,775,000)	(16,168,307)
2% 6/1/52	(17,775,000)	(16,168,307)
2% 6/1/52	(17,850,000)	(16,236,528)
2.5% 6/1/52	(18,950,000)	(17,762,976)
2.5% 6/1/52	(19,100,000)	(17,903,580)
2.5% 6/1/52	(38,500,000)	(36,088,368)
2.5% 6/1/52	(19,250,000)	(18,044,184)

TOTAL GINNIE MAE		(202,272,310)

Uniform Mortgage Backed Securities
1.5% 6/1/37	(14,700,000)	(13,573,383)
1.5% 6/1/52	(14,900,000)	(12,640,555)
2% 6/1/37	(14,200,000)	(13,424,547)
2% 6/1/37	(14,200,000)	(13,424,547)
2% 6/1/37	(8,500,000)	(8,035,820)
2% 6/1/52	(26,250,000)	(23,290,722)
2% 6/1/52	(22,750,000)	(20,185,292)
2% 6/1/52	(18,850,000)	(16,724,957)
2.5% 6/1/37	(7,200,000)	(6,971,061)
2.5% 6/1/37	(10,200,000)	(9,875,670)
2.5% 6/1/37	(11,400,000)	(11,037,513)
2.5% 6/1/52	(24,350,000)	(22,407,688)
2.5% 6/1/52	(55,500,000)	(51,072,965)
2.5% 6/1/52	(5,400,000)	(4,969,261)
2.5% 6/1/52	(19,050,000)	(17,530,450)
3.5% 6/1/52	(11,000,000)	(10,784,297)
3.5% 6/1/52	(9,200,000)	(9,019,594)
3.5% 6/1/52	(4,900,000)	(4,803,914)
4% 6/1/52	(7,750,000)	(7,753,029)
4.5% 6/1/52	(9,200,000)	(9,361,721)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(286,886,986)

TOTAL TBA SALE COMMITMENTS (Proceeds $486,400,317)		(489,159,296)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	64	Jun 2022	5,613,420	(469,967)	(469,967)
Eurex Euro-Bund Contracts (Germany)	53	Jun 2022	8,624,053	(146,993)	(146,993)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	98	Jun 2022	17,064,721	(3,906,564)	(3,906,564)
TME 10 Year Canadian Note Contracts (Canada)	280	Sep 2022	28,116,219	(279,859)	(279,859)

TOTAL BOND INDEX CONTRACTS					(4,803,383)

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	410	Sep 2022	86,551,641	(59,362)	(59,362)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	691	Sep 2022	78,050,609	(149,901)	(149,901)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	368	Sep 2022	47,282,250	(346,385)	(346,385)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	296	Sep 2022	46,102,000	(668,456)	(668,456)

TOTAL TREASURY CONTRACTS					(1,224,104)

TOTAL PURCHASED					(6,027,487)

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	341	Jun 2022	46,305,529	1,205,511	1,205,511
ICE Long Gilt Contracts (United Kingdom)	158	Sep 2022	23,089,140	435,710	435,710

TOTAL BOND INDEX CONTRACTS					1,641,221

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	266	Sep 2022	31,774,531	144,907	144,907
CBOT 5-Year U.S. Treasury Note Contracts (United States)	478	Sep 2022	53,991,594	107,337	107,337
CBOT Long Term U.S. Treasury Bond Contracts (United States)	669	Sep 2022	93,283,688	1,007,193	1,007,193
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	22	Sep 2022	3,426,500	49,967	49,967

TOTAL TREASURY CONTRACTS					1,309,404

TOTAL SOLD					2,950,625

TOTAL FUTURES CONTRACTS					(3,076,862)
The notional amount of futures purchased as a percentage of Net Assets is 1.2%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	321,000	USD	250,222	Goldman Sachs Bank USA	8/05/22	3,474
CAD	489,000	USD	380,431	HSBC Bank USA	8/05/22	6,041
EUR	941,000	USD	1,005,571	BNP Paribas S.A.	8/05/22	8,177
EUR	2,102,000	USD	2,261,290	Goldman Sachs Bank USA	8/05/22	3,215
EUR	2,547,000	USD	2,696,751	Royal Bank Of Canada	8/05/22	47,156
EUR	1,493,000	USD	1,561,390	State Street Bank And Trust Co	8/05/22	47,033
GBP	147,000	USD	183,599	Citibank NA	8/05/22	1,725
GBP	182,000	USD	225,802	Citibank NA	8/05/22	3,647
GBP	465,000	USD	581,037	JPMorgan Chase Bank, N.A.	8/05/22	5,192
USD	374,811	AUD	536,000	State Street Bank And Trust Co	8/05/22	(10,197)
USD	875,127	CAD	1,135,000	State Street Bank And Trust Co	8/05/22	(21,900)
USD	204,345	CAD	262,000	State Street Bank And Trust Co	8/05/22	(2,722)
USD	397,168,522	EUR	375,375,000	BNP Paribas S.A.	8/05/22	(7,226,466)
USD	1,134,637	EUR	1,088,000	BNP Paribas S.A.	8/05/22	(37,475)
USD	841,898	EUR	806,000	BNP Paribas S.A.	8/05/22	(26,414)
USD	5,337,411	EUR	5,041,000	BNP Paribas S.A.	8/05/22	(93,306)
USD	542,892	EUR	506,000	BNP Paribas S.A.	8/05/22	(2,226)
USD	221,082	EUR	205,000	HSBC Bank USA	8/05/22	233
USD	412,098	EUR	389,000	JPMorgan Chase Bank, N.A.	8/05/22	(6,976)
USD	10,632,371	EUR	10,033,000	JPMorgan Chase Bank, N.A.	8/05/22	(176,273)
USD	474,506	EUR	440,000	JPMorgan Chase Bank, N.A.	8/05/22	490
USD	172,798,711	GBP	140,177,000	JPMorgan Chase Bank, N.A.	8/05/22	(3,923,386)
USD	138,375	GBP	113,000	State Street Bank And Trust Co	8/05/22	(4,085)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(11,405,043)

Unrealized Appreciation						126,383
Unrealized Depreciation						(11,531,426)
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly		56,970,000	226,695	(750)	225,945
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,830,000	25,411	(9,716)	15,695
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		3,930,000	35,288	(12,152)	23,136
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		5,200,000	46,692	4,897	51,589
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		1,920,000	17,240	11,079	28,319
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		10,070,000	90,421	45,355	135,776
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		2,600,000	23,346	(3,918)	19,428
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		2,920,000	26,219	(11,789)	14,430
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		5,870,000	52,708	(7,280)	45,428
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		2,150,000	19,305	11,638	30,943
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		4,960,000	44,537	(27,011)	17,526
Intesa Sanpaolo SpA	Dec 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	8,300,000	21,875	195,505	217,380

TOTAL CREDIT DEFAULT SWAPS							629,737	195,858	825,595

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2024	8,870,000	(137,162)	0	(137,162)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2027	21,332,000	(779,409)	0	(779,409)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2032	6,091,000	(424,300)	0	(424,300)
TOTAL INTEREST RATE SWAPS							(1,340,871)	0	(1,340,871)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,857,047 or 0.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,771,537,659 or 23.6% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,821,721.
(j)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps.  At period end, the value of securities pledged amounted to $10,780,742.

(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $998,937.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(o)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(p)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(q)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(r)	Non-income producing
(s)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(t)	The coupon rate will be determined upon settlement of the loan after period end.
(u)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,730,172 and $3,519,181, respectively.

(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	5,862
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	894,620
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	1,544,200

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	2,352,819,415	7,544,060,436	8,679,190,211	1,653,594	-	-	1,217,689,640	2.3%
Fidelity Securities Lending Cash Central Fund 0.82%	411,194,230	3,981,875,516	4,393,069,746	322,577	-	-	-	0.0%
Total	2,764,013,645	11,525,935,952	13,072,259,957	1,976,171	-	-	1,217,689,640

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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